                        [AMERICAN AADVANTAGE FUNDS LOGO]

---------------------------------------o---------------------------------------


                               SEMI-ANNUAL REPORT

                               DECEMBER 31, 2002


                                   [GRAPHIC]


                                                              S&P 500 INDEX FUND
                                                            SMALL CAP INDEX FUND
                                                 INTERNATIONAL EQUITY INDEX FUND



                           MANAGED BY AMR INVESTMENTS

                                 [AA EAGLE]

About AMR Investments
--------------------------------

AMR Investments is an
experienced provider of
investment advisory services to
institutional and retail
markets. We act as manager of
the American AAdvantage Funds, a
family of diversified mutual
funds, and offer customized
fixed income portfolio
management services.

Our clients include defined
benefit plans, defined
contribution plans, foundations,
endowments, corporations, and
other institutional investors.

AMR Investments is a wholly
owned subsidiary of AMR
Corporation, the parent company
of American Airlines, Inc.

Incorporated in 1986, we are
directly responsible for the
investment management and
oversight of AMR Corporation's
defined benefit and defined
contribution plans, as well as
its fixed income investments.

                                    Contents
                                    --------------------------------------------
                                    President's Message.....................   1
                                    Performance Overviews...................   3
                                    American AAdvantage Funds
                                       Statements of Assets and
                                          Liabilities.......................  12
                                       Statements of Operations.............  13
                                       Statements of Changes in Net Assets..  14
                                       Notes to Financial Statements........  15
                                       Financial Highlights.................  20
                                    State Street Equity 500 Index Portfolio
                                       Portfolio of Investments.............  26
                                       Statement of Assets and Liabilities..  32
                                       Statement of Operations..............  33
                                       Statement of Changes in Net Assets...  34
                                       Financial Highlights.................  35
                                       Notes to Financial Statements........  36
                                    Master Small Cap Index Series
                                       Schedule of Investments..............  42
                                       Statement of Assets and Liabilities..  63
                                       Statement of Operations..............  64
                                       Statement of Changes in Net Assets...  65
                                       Financial Highlights.................  66
                                       Notes to Financial Statements........  67
                                    Master International Index Series
                                       Schedule of Investments..............  74
                                       Statement of Assets and Liabilities..  85
                                       Statement of Operations..............  86
                                       Statement of Changes in Net Assets...  87
                                       Financial Highlights.................  88
                                       Notes to Financial Statements........  89
                                    Additional Information.....Inside Back Cover

American AAdvantage Funds                                      December 31, 2002

                                                            [BILL QUINN PICTURE]

FELLOW SHAREHOLDERS:

I am pleased to present you with the Annual Report for the American AAdvantage Index Funds for the twelve-month period ended December 31, 2002. This has been a difficult time for investors. We experienced a third consecutive year of stock market losses, something that had not happened since World War II. Investors encountered languishing corporate profits, well-publicized corporate scandals, worsening unemployment statistics, and a potential war with Iraq. The year ended with the Fed Funds rate at an all time low of 1.25%.

     For long-term investors, it has been a difficult time to stay the course. Almost all major market indices reflected negative returns for 2002. The S&P 500 Index declined 22.10%, the EAFE Index was down 15.94%, and the Dow Jones Industrial Average lost 14.99% for the year. There was nowhere to hide for equity investors.

     We value the trust you have placed in the American AAdvantage Funds. The Index Funds will continue to pursue their objective to replicate the returns, before expenses, of each Fund's corresponding Index.

     Please review the enclosed portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. Should you have any questions about the enclosed information, please do not hesitate to contact us at 800-967-9009. You may also access Fund and account information at www.aafunds.com. Thank you for your continued confidence in the American AAdvantage Funds.

                                            Sincerely,

                                            /s/ WILLIAM F. QUINN
                                            William F. Quinn, President
                                            American AAdvantage Funds

                             [AMERICAN EAGLE LOGO]

DOMESTIC OVERVIEW
--------------------------------------------------------------------------------

The first quarter of 2002 was quiet and uneventful relative to the rest of the year. There was excessive volatility during the second quarter mainly due to high profile companies failing one after another and increased concerns over accounting standards. Although U.S. markets experienced three consecutive weeks of gains in August, the markets lost ground for the next five weeks and closed with negative returns for the third quarter. A significant rebound was seen among large capitalization stocks in the fourth quarter with the S&P 500 Index closing up 8.4%, compared to a 6.2% return for the Russell 2000 Index. Better-than-estimated corporate earnings reports and the belief that corporate earnings have "bottomed" spurred an improvement in market conditions. The impressive fourth quarter rally can also be attributed to the Federal Reserve Bank (the "Fed") rate cuts late in 2002.

     After cutting interest rates 11 times in 2001, the Fed left the Fed Funds rate virtually unchanged at 1.75% until the fourth quarter of 2002. In November, the Fed decided to lower its target rate by an unexpected 0.50% to 1.25%. Economic data indicated that greater uncertainty, in part attributable to heightened geopolitical risks, was inhibiting spending, production and employment.

     Following the worst monthly equity returns of the year in September (S&P 500 Index down 10.9%), the fourth quarter of 2002 took the positive turn that investors were hoping for, but it did not come without volatility. October and November were significant positive months, but December again gave way to declines.

     Looking forward to 2003, investor confidence remains shaken with the possibility of a war with Iraq, unexpectedly high unemployment and disappointing holiday sales. However, we believe that over time the current accommodative stance of monetary policy, coupled with robust underlying growth in productivity, should be sufficient to foster an improving business climate.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE S&P 500 INDEX FUND
--------------------------------------------------------------------------------

     For the twelve months ended December 31, 2002, the total return of the Institutional Class of the American AAdvantage S&P 500 Index Fund was -22.3%, keeping pace with the S&P 500 Index return of -22.1% and the Lipper S&P 500 Index return of -22.3%.

   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT FOR THE PERIOD FROM
                           12/31/96* THROUGH 12/31/02

                              (PERFORMANCE GRAPH)

                                         1996       1997       1998       1999       2000       2001       2002
 Institutional Class                    10,000.00  13,309.00  17,151.00  20,702.00  18,807.00  16,528.00  12,847.00
 PlanAhead Class                        10,000.00  13,309.00  17,113.00  20,576.00  18,646.00  16,319.00  12,633.00
 S&P 500 Index                          10,000.00  13,326.00  17,159.00  20,760.00  18,871.00  16,629.00  12,954.00
 Lipper S&P 500 Index                   10,000.00  13,308.00  17,079.00  20,601.00  18,685.00  16,404.00  12,769.00

*   Inception of S&P 500 Index Fund

                           ANNUALIZED TOTAL RETURNS
                         ----------------------------
                            PERIODS ENDED 12/31/02      VALUE OF
                         ----------------------------    $10,000
                                              SINCE     12/31/96-
                         1 YEAR    5 YEAR   INCEPTION   12/31/02
                         -------   ------   ---------   ---------
Institutional
 Class(1)..............  -22.27%   -0.70%     4.26%      $12,847
PlanAhead Class(1,2)...  -22.59%   -1.04%     3.97%      $12,633
Lipper S&P 500 Index...  -22.30%   -0.86%     4.13%      $12,769
S&P 500 Index..........  -22.10%   -0.59%     4.40%      $12,954

1   Past performance is not indicative of future performance.

2 Fund performance represents the total returns achieved by the Institutional Class from 12/31/96 up to 3/2/98, the inception date of the PlanAhead Class, and the returns of the PlanAhead Class since its inception. Expenses of the PlanAhead Class are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the PlanAhead Class been in existence since 12/31/96.

     For the year, all ten economic sectors within the S&P 500 Index posted losses, with all but two in negative double-digit territory. Consumer Staples and Basic Materials performed the best on an absolute basis, although they returned -4.4% and -7.2%, respectively. The worst performing sectors of the Index were Information Technology (down 37.6%) and Telecommunications (down 34.2%). Information Technology alone knocked over 6% off the S&P 500 Index's return for the year.

     Bank America (up 14.5%) was the best performing stock for the fiscal period in terms of its contribution to the S&P 500 Index's return. Alone it added 0.13% to the S&P 500 Index's return. Top performers for the year on an absolute basis included Providian Financial (up 82.8%), Boston Scientific (up 76.3%), and Newmont Mining (up 52.6%). Among the many poorly performing stocks for the period, the worst performers on an absolute basis within the S&P 500 Index were Dynegy (down 95.3%), Worldcom (down 88.2%), and Nortel (down 87.0%).

     The Fund will continue to strive towards accomplishing its objective of closely replicating, before expenses, the return of its benchmark, the S&P 500 Index.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE S&P 500 INDEX FUND -- CONTINUED
--------------------------------------------------------------------------------

TOP TEN HOLDINGS

                                               % OF EQUITIES
                                               -------------
Microsoft Corp.                                    3.4%
General Electric Co.                               3.0%
Exxon Mobil Corp.                                  2.9%
Wal Mart Stores, Inc.                              2.8%
Pfizer, Inc.                                       2.3%
Citigroup, Inc.                                    2.2%
Johnson & Johnson                                  2.0%
American Int'l Group, Inc.                         1.9%
IBM                                                1.6%
Merck & Co., Inc.                                  1.6%

PORTFOLIO STATISTICS

                                         FUND         S&P 500
                                     ------------   ------------
Price/Earnings Ratio                         17.6           24.2
Price/Book Ratio                              2.6            4.1
Wtd. Avg. Mkt. Cap ($)               76.4 Billion   76.7 Billion

SECTOR WEIGHTINGS

                                                       FUND
                                                       -----
Financials                                             20.2%
Health Care                                            15.0%
Information Technology                                 14.2%
Consumer Discretionary                                 13.4%
Industrials                                            11.7%
Consumer Staples                                        9.5%
Energy                                                  6.2%
Telecommunication Services                              4.2%
Materials                                               2.8%
Utilities                                               2.8%

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE SMALL CAP INDEX FUND(SM)
--------------------------------------------------------------------------------

     For the twelve months ended December 31, 2002, the total return of the Institutional Class of the American AAdvantage Small Cap Index Fund was -20.4% outperforming the Russell 2000(R) Index return of -20.5% and trailing the Lipper Small Cap Core Index return of -19.2%.

   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT FOR THE PERIOD FROM
                           7/31/00+ THROUGH 12/31/02

                              (PERFORMANCE GRAPH)

+   Inception of Small Cap Index Fund

                                         7/31/00       12/00        12/01        12/02
 Institutional Class                    10,000.00     9,741.00     9,943.00     7,917.00
 Lipper Small-Cap Core Index            10,000.00    10,166.00    10,890.00     8,795.00
 Russell 2000 Index                     10,000.00     9,725.00     9,967.00     7,926.00

                                       ANNUALIZED
                                      TOTAL RETURNS
                                   -------------------
                                      PERIODS ENDED
                                        12/31/02         VALUE OF
                                   -------------------   $10,000
                                               SINCE     7/31/00-
                                   1 YEAR    INCEPTION   12/31/02
                                   -------   ---------   --------
Institutional Class(1)...........  -20.37%    -9.21%      $7,917
Lipper Small Cap Core Index......  -19.24%    -5.17%      $8,795
Russell 2000 Index...............  -20.48%    -9.17%      $7,926

1   Past performance is not indicative of future performance.
    Inception of Small Cap Index Fund is 7/31/00.

     In 2002, value dramatically outperformed growth with the Russell 2000 Value Index posting a total return of -11.4% versus a total return of -30.3% for the Russell 2000 Growth Index. Nine of the ten Russell 2000 Index sectors posted negative returns in 2002, further evidence that the decline over the year was broad-based. However, the range of returns among sectors was extreme. In particular, the Telecommunications sector fell over 59% for the year, followed closely by Technology, which dropped over 45%. The Financials sector, up over 4%, was the most resilient to the market decline.

     Some of the top stock performers in the Russell 2000 Index for the year were Intertrust Technology (up 243.9%), Crown Cork and Seal (up 213.0%), and Altiris (up 206.6%). The worst performers included Network Plus (down 98.7%) and Handspring (down 85.9%).

     The Fund continues to pursue its objective of closely replicating, before expenses, the return of its benchmark, the Russell 2000 Index.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE SMALL CAP INDEX FUND(SM) -- CONTINUED
--------------------------------------------------------------------------------

TOP TEN HOLDINGS

                                               % OF EQUITIES
                                               -------------
J.M. Smucker Co.                                   0.31%
Hilb Rogal & Hamilton Co.                          0.26%
Covance, Inc.                                      0.26%
Scios, Inc.                                        0.25%
Corinthian Colleges, Inc.                          0.25%
Overture Services, Inc.                            0.24%
AGL Resources, Inc.                                0.23%
Ametek, Inc.                                       0.23%
Carlisle Co., Inc.                                 0.22%
Neurocrine Biosciences, Inc.                       0.22%

PORTFOLIO STATISTICS

                                                   FUND
                                               -------------
Price/Earnings Ratio                                    29.5
Price/Book Ratio                                         1.7
Wtd. Avg. Mkt. Cap ($)                         640.0 Million

EQUITY SECTOR WEIGHTINGS

                                                       FUND
                                                       -----
Financial Services                                     23.5%
Consumer Discretionary                                 17.4%
Technology                                             13.3%
Health Care                                            12.4%
Materials & Processing                                  8.7%
Producer Durables                                       8.3%
Utilities                                               5.3%
Other Energy                                            4.1%
Autos and Transportation                                3.8%
Consumer Staples                                        2.6%
Other                                                   0.6%
Integrated Oils                                         0.0%

                             [AMERICAN EAGLE LOGO]

INTERNATIONAL OVERVIEW
--------------------------------------------------------------------------------

For the first time since the inception of the MSCI EAFE Index in the early 1970's, the Index posted a third straight year of negative performance. This past year delivered a total return of -15.9%, culminating in a three-year annualized total return of -17.2%. Negative results were widespread as only 2 markets (New Zealand returned 25.9% while Austria returned 17.5%) out of the 21 in the MSCI EAFE Index generated positive performance. Not only did 19 markets fail to generate positive performance for the year, but 16 of these markets (led by Finland, Germany and Sweden which each dropped by about 30%) fell by over 10%.

     Although the MSCI EAFE Index was slightly positive in the first quarter, it started the year poorly (down over 5% in January), as accounting concerns worried international investors. However, as stronger than expected economic data was announced later in the quarter in the U.S. and around the world, markets sprang to life, and the MSCI EAFE Index surged over 5% in March. Unlike the first quarter, second quarter returns slumped as stronger economic data proved fleeting. Despite record low interest rates, investors were confronted with the realization that the economic recovery would be subdued at best and would likely lead to weak corporate earnings. The Index was up nearly 2% in May before slumping by nearly 4% in June to end the quarter down almost 2%. During the second quarter, the U.S. Dollar experienced a sharp decline as the Euro gained over 13% to close near parity (a level last reached in February of 2000). Also, numerous interventions by the Bank of Japan strengthened the Yen by nearly 10% relative to the U.S. Dollar.

     Shifting to the third quarter, an avalanche of negative news punished investors and markets globally as many markets reached multi-year lows. Signs of global economic weakness, the prospect of military action in Iraq and negative earnings warnings drove the MSCI EAFE Index to negative returns not seen in over 10 years.

     During the fourth quarter, many stocks bounced back from oversold conditions, particularly in the Telecommunications and Insurance sectors, which rose 25.4% and 19.3%, respectively. In addition, earnings and economic reports were better than expected, while the Fed and the European Central Bank both lowered rates by 0.50%.

     Looking forward to 2003, international valuations are attractive relative to U.S. valuations, and growth in Europe and Japan is expected to be sub-trend at best. Business investment remains weak and consumer spending is not much better. With internal growth virtually non-existent, we believe international markets will continue to focus on the U.S. to provide export-oriented growth. With oil prices on the rise and the possibility of war with Iraq, it appears likely that investors will remain cautious.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE INTERNATIONAL EQUITY INDEX FUND(SM)
--------------------------------------------------------------------------------

     For the twelve months ended December 31, 2002, the total return of the Institutional Class of the American AAdvantage International Equity Index Fund was -15.7%, underperforming the MSCI EAFE Index return of -15.6% and the Lipper International Index return of -13.8%.

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
                 FOR THE PERIOD FROM 7/31/00* THROUGH 12/31/02

                              (PERFORMANCE GRAPH)

*   Inception of International Equity Index Fund

                                        7/31/00     12/00      12/01      12/02
 Institutional Class                    10,000.00  9,297.00   7,239.00   6,106.00
 P/EAFE Index                           10,000.00  9,338.00   7,321.00   6,177.00
 Lipper International Index             10,000.00  9,191.00   7,413.00   6,387.00

                                       ANNUALIZED
                                      TOTAL RETURNS
                                   -------------------
                                      PERIODS ENDED
                                        12/31/02         VALUE OF
                                   -------------------   $10,000
                                               SINCE     7/31/00-
                                   1 YEAR    INCEPTION   12/31/02
                                   -------   ---------   --------
Institutional Class(1)...........  -15.65%    -18.46%     $6,106
Lipper Int'l. Index..............  -13.84%    -16.93%     $6,177
EAFE Index(2)....................  -15.63%    -18.05%     $6,387

1   Past performance is not indicative of future performance.
    Inception of International Equity Index Fund is 7/31/00.

2 Performance is that of the MSCI EAFE Index through 9/30/01, the MSCI Provisional EAFE Index from 10/1/01 through 5/31/02, and the MSCI EAFE Index thereafter.

     It was a disappointing year for almost all countries in the MSCI EAFE Index, as only 2 of 21 EAFE countries achieved positive returns. The top performers were New Zealand and Austria, up 25.9% and 17.5%, respectively. The worst performers for 2002 included Germany (down 32.8%), Sweden and Finland (each down 29.9%).

     Negative returns from poor performers led to shrinking market capitalizations, which caused weightings to shift within the benchmark. At the end of the period, the MSCI EAFE Index's largest country allocations were the United Kingdom at 27.7% and Japan at 21.2%.

     Returns were negative across all 10 sectors for the year. Consumer Staples was the top performer (down 0.2%), followed by Materials (down 1.8%) and the Energy sector (down 2.3%). The worst performing sectors for the year were Information Technology (down 39.1%), Telecommunications (down 22.6%), and Financials (down 19.3%).

     The Fund continues to pursue its objective of closely replicating, before expenses, the return of its benchmark, the MSCI EAFE Index.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE INTERNATIONAL EQUITY INDEX FUND(SM) -- CONTINUED
--------------------------------------------------------------------------------

TOP TEN HOLDINGS

                                               % OF EQUITIES
                                               -------------
BP Amoco plc                                       2.9%
Vodafone Group                                     2.4%
GlaxoSmithKline plc                                2.2%
HSBC Holdings plc                                  2.0%
Total Fina Elf                                     1.9%
Novartis AG                                        1.9%
Royal Dutch Petroleum                              1.8%
Nestle SA                                          1.5%
Nokia Oyj                                          1.5%
Royal Bank of Scotland Group plc                   1.3%

PORTFOLIO STATISTICS

                                          FUND          EAFE
                                       -----------   -----------
Price/Earnings Ratio                          19.6          19.6
Price/Book Ratio                               2.4           2.4
Wtd. Avg. Mkt. Cap ($)                 6.6 Billion   6.6 Billion

SECTOR WEIGHTINGS

                                               FUND    EAFE
                                               -----   -----
Financials                                     24.0%   24.0%
Consumer Discretionary                         12.9%   13.1%
Health Care                                    10.4%   10.4%
Energy                                          9.9%    9.7%
Consumer Staples                                9.4%    9.5%
Industrials                                     8.5%    8.3%
Telecommunication Services                      7.5%    7.5%
Materials                                       6.5%    6.5%
Information Technology                          5.9%    6.0%
Utilities                                       5.0%    5.0%

COUNTRY ALLOCATION*

                         [COUNTRY WEIGHTINGS PIE CHART]

                                               FUND    EAFE
                                               -----   -----
United Kingdom                                 27.8%   27.7%
Japan                                          21.2%   21.2%
France                                          9.4%    9.3%
Switzerland                                     7.9%    8.1%
Germany                                         5.9%    5.8%
Netherlands                                     5.6%    5.5%
Australia                                       4.7%    4.7%
Italy                                           3.9%    3.9%
Spain                                           3.3%    3.3%
Finland                                         2.0%    2.0%
Sweden                                          1.8%    1.9%
Hong Kong                                       1.7%    1.6%
Belgium                                         1.1%    1.0%
Singapore                                       0.8%    0.8%
Denmark                                         0.7%    0.8%
Ireland                                         0.7%    0.7%
Greece                                          0.4%    0.4%
Norway                                          0.4%    0.5%
Portugal                                        0.4%    0.4%
New Zealand                                     0.2%    0.2%
Austria                                         0.1%    0.2%

*   Allocations based upon gross investments in Portfolio.

AMERICAN AADVANTAGE INDEX FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002
--------------------------------------------------------------------------------
(in thousands, except share and per share amounts)

                                                                S&P 500     SMALL CAP    INTERNATIONAL
                                                                 INDEX        INDEX      EQUITY INDEX
                                                              -----------   ----------   -------------
ASSETS:
    Investment in Portfolio, at value.......................  $   219,971   $   11,204     $  4,899
    Receivable for fund shares sold.........................        5,057           24           13
                                                              -----------   ----------     --------
        TOTAL ASSETS........................................      225,028       11,228        4,912
                                                              -----------   ----------     --------

LIABILITIES:
    Payable for fund shares redeemed........................        4,647           --           --
    Administrative service fees payable (Note 2)............           16           --           --
    Other liabilities.......................................          112            1           --
                                                              -----------   ----------     --------
        TOTAL LIABILITIES...................................        4,775            1           --
                                                              -----------   ----------     --------
NET ASSETS..................................................  $   220,253   $   11,227     $  4,912
                                                              ===========   ==========     ========

ANALYSIS OF NET ASSETS:
    Paid-in capital.........................................  $   278,297   $   15,037     $  7,416
    Undistributed net investment income (loss)..............           52           10           (2)
    Accumulated net realized loss...........................      (33,959)        (777)      (1,147)
    Unrealized net depreciation of investments and futures
      contracts.............................................      (24,137)      (3,043)      (1,355)
                                                              -----------   ----------     --------
NET ASSETS..................................................  $   220,253   $   11,227     $  4,912
                                                              ===========   ==========     ========
SHARES OUTSTANDING (NO PAR VALUE):
    Institutional Class.....................................   16,339,996    1,458,083      837,555
                                                              ===========   ==========     ========
    PlanAhead Class.........................................    2,099,545          N/A          N/A
                                                              ===========   ==========     ========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
    Institutional Class.....................................  $     11.96   $     7.70     $   5.86
                                                              ===========   ==========     ========
    PlanAhead Class.........................................  $     11.85          N/A          N/A
                                                              ===========   ==========     ========

                       See notes to financial statements.
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INDEX FUNDS

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002
--------------------------------------------------------------------------------
(in thousands)

                                                              S&P 500    SMALL CAP   INTERNATIONAL
                                                               INDEX       INDEX     EQUITY INDEX
                                                              --------   ---------   -------------
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
    Portfolio income........................................  $  4,073    $   178        $ 100
    Portfolio expenses**....................................      (114)       (11)          (4)
                                                              --------    -------        -----
        NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO......     3,959        167           96
                                                              --------    -------        -----
FUND EXPENSES:
    Administrative service fees (Note 2):
        Institutional Class.................................       114          7            2
        PlanAhead Class.....................................        71         --           --
    Transfer agency fees:
        Institutional Class.................................        41          2           --
        PlanAhead Class.....................................        17         --           --
    Professional fees.......................................        11          2           --
    Registration fees.......................................       (20)         2            2
    Service fees - PlanAhead Class (Note 2).................        71         --           --
    Printing................................................        44          2            2
    Other expenses..........................................        29          2            1
                                                              --------    -------        -----
        TOTAL FUND EXPENSES.................................       378         17            7
          Less reimbursement of fund expenses (Note 2)......       (23)        --           --
                                                              --------    -------        -----
        NET FUND EXPENSES...................................       355         17            7
                                                              --------    -------        -----
NET INVESTMENT INCOME.......................................     3,604        150           89
                                                              --------    -------        -----
REALIZED AND UNREALIZED LOSS ALLOCATED FROM PORTFOLIO:
    Net realized loss from investment transactions..........    (6,940)      (889)        (413)
    Net realized loss from futures transactions.............    (1,175)        --           --
    Net change in unrealized depreciation of investments and
      futures contracts.....................................   (59,391)    (2,815)        (569)
                                                              --------    -------        -----
        NET LOSS ON INVESTMENTS.............................   (67,506)    (3,703)        (982)
                                                              --------    -------        -----
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $(63,902)   $(3,554)       $(893)
                                                              ========    =======        =====

----------

** Expenses allocated from the Master Small Cap Index Series Portfolio and Master International (Capitalization Weighted) Index Series Portfolio include expense waivers from their Adviser. Had expenses not been waived, allocated expenses would have been higher.

                       See notes to financial statements.
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INDEX FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(in thousands)

                                              S&P 500 INDEX                SMALL CAP INDEX         INTERNATIONAL EQUITY INDEX
                                       ---------------------------   ---------------------------   ---------------------------
                                        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                           2002           2001           2002           2001           2002           2001
                                       ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income.............   $   3,604       $  3,309       $   150        $   102        $    89        $    52
   Net realized gain (loss) on
     investments and futures
     transactions....................      (8,115)       (13,603)         (889)            73           (413)          (292)
   Change in net unrealized
     appreciation or depreciation of
     investments and futures
     contracts.......................     (59,391)       (24,889)       (2,815)          (156)          (569)          (627)
                                        ---------       --------       -------        -------        -------        -------
       NET INCREASE (DECREASE) IN NET
        ASSETS RESULTING FROM
        OPERATIONS...................     (63,902)       (35,183)       (3,554)            19           (893)          (867)
                                        ---------       --------       -------        -------        -------        -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
       Institutional Class...........      (3,240)        (2,958)         (140)          (101)           (71)           (47)
       PlanAhead Class...............        (297)          (351)           --             --             --             --
   Tax Return of Capital:
       Institutional Class...........          --             (6)           --            (12)            --            (14)
       Plan Ahead Class..............          --             (1)           --             --             --             --
                                        ---------       --------       -------        -------        -------        -------
       TOTAL DISTRIBUTIONS TO
        SHAREHOLDERS.................      (3,537)        (3,316)         (140)          (113)           (71)           (61)
                                        ---------       --------       -------        -------        -------        -------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares.....     111,986         85,065         9,040         11,033          5,088          2,196
   Reinvestments of dividends and
     distributions...................       3,518          3,300           140            113             71             61
   Cost of shares redeemed...........    (114,385)       (90,241)       (6,062)        (3,369)        (3,056)        (1,098)
                                        ---------       --------       -------        -------        -------        -------
       NET INCREASE (DECREASE) IN NET
        ASSETS FROM CAPITAL SHARE
        TRANSACTIONS.................       1,119         (1,876)        3,118          7,777          2,103          1,159
                                        ---------       --------       -------        -------        -------        -------
NET INCREASE (DECREASE) IN NET
 ASSETS..............................     (66,320)       (40,375)         (576)         7,683          1,139            231
                                        ---------       --------       -------        -------        -------        -------
NET ASSETS:
   Beginning of period...............     286,573        326,948        11,803          4,120          3,773          3,542
                                        ---------       --------       -------        -------        -------        -------
   END OF PERIOD*....................   $ 220,253       $286,573       $11,227        $11,803        $ 4,912        $ 3,773
                                        =========       ========       =======        =======        =======        =======
   * Includes undistributed net
     investment income of............   $      67       $     --       $    10        $    --        $    18        $    --
                                        =========       ========       =======        =======        =======        =======

                       See notes to financial statements.
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INDEX FUNDS

NOTES TO FINANCIAL STATEMENTS
December 31, 2002
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American AAdvantage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company. These financial statements and notes to the financial statements relate to the American AAdvantage S&P 500 Index Fund, the American AAdvantage Small Cap Index Fund and the American AAdvantage International Equity Index Fund (each a "Fund" and collectively, the "Funds"), each a series of the Trust. The S&P 500 Index Fund commenced operations on December 31, 1996, and commenced sale of a second class of shares of the Fund, designated as "PlanAhead Class" shares, on March 2, 1998. The Institutional Classes of the Small Cap Index and the International Equity Index Funds commenced operations on July 31, 2000.

     Each Fund invests all of its investable assets in a corresponding portfolio. The State Street Equity 500 Index Portfolio, Master Small Cap Index Series and the Master International Capitalization Weighted Index Series (each a "Portfolio" and collectively the "Portfolios") are open-ended management investment companies registered under the Act. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding Portfolio.

                                                                           % OF PORTFOLIO
                                                                           HELD BY FUND AT
AMERICAN AADVANTAGE:             PORTFOLIOS:                              DECEMBER 31, 2002
--------------------             -----------                              -----------------
S&P 500 Fund                     State Street Equity 500 Index Portfolio        11.1%
Small Cap Index Fund             Master Small Cap Index Series                   6.2%
International Equity Index Fund  Master International (Capitalization
                                   Weighted) Index Series                        2.9%

     The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

The following is a summary of the significant accounting policies followed by the Funds.

  Valuation of Investments

     Valuation of securities by each Portfolio is discussed in the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  Investment Income

     Each Fund records its share of net investment income and realized and unrealized gains and losses from the security transactions of its corresponding Portfolio each day. All net investment income and realized and unrealized gains (losses) of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

  Dividends

     Dividends from net investment income of the Small Cap Index and International Equity Index Funds normally will be declared and paid annually. The S&P 500 Index Fund normally will be

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INDEX FUNDS

December 31, 2002
--------------------------------------------------------------------------------

declared and paid quarterly. Distributions of net realized capital gains earned by the Funds, if any, will be paid annually. Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

     The tax character of distributions during the fiscal year ended December 31, 2001 and December 31, 2002 were as follows:

                                                                                                                INTERNATIONAL
                                                                   S&P 500 INDEX          SMALL CAP INDEX       EQUITY INDEX
                                                              -----------------------   -------------------   -----------------
                                                                    YEAR ENDED              YEAR ENDED           YEAR ENDED
                                                                   DECEMBER 31,            DECEMBER 31,         DECEMBER 31,
                                                              -----------------------   -------------------   -----------------
                                                                 2002         2001        2002       2001      2002      2001
                                                              ----------   ----------   --------   --------   -------   -------
DISTRIBUTIONS PAID FROM:
   ORDINARY INCOME
       Institutional Class..................................  $3,239,570   $2,957,103   $139,615   $100,660   $71,181   $46,646
       Plan Ahead Class.....................................     297,033      351,582                    --                  --
                                                              ----------   ----------   --------   --------   -------   -------
TOTAL TAXABLE DISTRIBUTIONS.................................   3,536,603    3,308,685    139,615    100,660    71,181    46,646
                                                              ----------   ----------   --------   --------   -------   -------
   TAX RETURN OF CAPITAL
       Institutional Class..................................          --        6,520         --     12,226        --    14,014
       Plan Ahead Class.....................................          --          841         --         --        --        --
                                                              ----------   ----------   --------   --------   -------   -------
TOTAL DISTRIBUTIONS PAID....................................  $3,536,603   $3,316,046   $139,615   $112,886   $71,181   $60,660
                                                              ==========   ==========   ========   ========   =======   =======

     As of December 31, 2002 the components of distributable earnings were as follows:

                                                                                  INTERNATIONAL
                                                S&P 500 INDEX   SMALL CAP INDEX   EQUITY INDEX
                                                -------------   ---------------   -------------
COST BASIS OF INVESTMENTS FOR FEDERAL INCOME
  TAX.........................................  $257,325,546      $14,394,651      $ 6,478,204

     Unrealized appreciation..................    18,876,402        1,189,082          507,641
     Unrealized depreciation..................   (55,529,610)      (4,385,539)      (2,019,827)
                                                ------------      -----------      -----------
     Net unrealized
       appreciation/(depreciation)............   (36,653,208)      (3,196,457)      (1,512,186)
     Undistributed ordinary income............        51,808            9,791            7,841
     Undistributed long-term gain/(loss)......   (21,443,335)        (623,020)      (1,000,337)
                                                ------------      -----------      -----------
UNDISTRIBUTED EARNINGS........................  $(58,044,735)     $(3,809,686)     $(2,504,682)
                                                ============      ===========      ===========

     The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments, the difference between book and tax amortization for premium and market discount, and the realization for tax purposes of unrealized gains/(losses) on investment in passive foreign investment companies.

     To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2002, the following gains and/or losses were deferred to January 1, 2003:

                                                                DEFERRED
FUND                                                          CAPITAL GAIN
----                                                          ------------
S&P 500 Index...............................................    $465,825
Small Cap Index.............................................       6,041
International Equity Index..................................     164,412

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INDEX FUNDS

December 31, 2002
--------------------------------------------------------------------------------

  Federal Income and Excise Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required. At December 31, 2002, capital loss carryforward positions for federal income tax purposes were as follows:

                                                              CAPITAL LOSS
                                                               CARRYOVER
FUND                                                             AMOUNT       EXPIRES
----                                                          ------------   ---------
S&P 500 Index...............................................  $20,977,510    2005-2010
Small Cap Index.............................................      616,979    2008-2010
International Equity Index..................................      835,925    2009-2010

  Deferred Organization Expenses

     Expenses incurred by the S&P 500 Index Fund in connection with its organization are being amortized on a straight-line basis over a five-year period.

  Expenses

     Expenses directly attributable to each Fund are charged to that Fund's operations. Expenses directly attributable to a class are charged to that class. Other Fund expenses are allocated amongst the classes in proportion to the net assets of each class. Expenses incurred by the Trust with respect to any two of more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.

  Valuation of Shares

     The price per share is calculated on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of each Fund's total assets (which includes the value of the Fund's investment in its Portfolio), less liabilities, by the number of Fund shares outstanding.

  Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

2.   FEES AND TRANSACTIONS WITH AFFILIATES

  Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.05% of the average daily net assets of the Institutional Class of the S&P 500 Index Fund, International Equity Index Fund, and Small Cap Index Fund and an

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INDEX FUNDS

December 31, 2002
--------------------------------------------------------------------------------

annualized fee of 0.25% of the average daily net assets of the PlanAhead Class of the S&P 500 Index Fund.

  Service Agreement

     The Manager and the Trust entered into a Service Agreement which obligates the Manager to oversee additional shareholder servicing of the PlanAhead Class of the S&P 500 Index Fund. As compensation for performing the duties required under the Service Agreement, the Manager receives 0.25% based on the daily net assets of the PlanAhead Class of the S&P 500 Index Fund.

  Other

     Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated Trustees and their spouses are provided unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the year ended December 31, 2002, the cost of air transportation for the Trustees was not material to any of the Funds. One Trustee, as a retiree of American, already receives flight benefits. This Trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended.

     At December 31, 2002, the employee benefit plans of AMR Corporation and its subsidiary companies owned 89.4% of the Institutional Class of the S&P 500 Index Fund and 100% of the Institutional Class of both the Small Cap Index and International Equity Index Funds.

  Reimbursement of Expenses

     For the period ended December 31, 2002, the Manager reimbursed expenses totaling $22,845 to the PlanAhead Class of the S&P 500 Index Fund.

3.   CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares of the Funds:

S&P 500 INDEX FUND

                                         FOR THE YEAR ENDED          FOR THE YEAR ENDED
                                          DECEMBER 31, 2002           DECEMBER 31, 2001
                                      -------------------------   -------------------------
INSTITUTIONAL CLASS                     SHARES        AMOUNT        SHARES        AMOUNT
-------------------                   ----------   ------------   ----------   ------------
Shares sold.........................   7,200,563   $ 92,333,428    3,229,559   $ 52,054,938
Reinvestment of dividends...........     249,102      3,229,100      192,250      2,963,621
Shares redeemed.....................  (7,388,124)   (94,764,097)  (5,034,456)   (82,967,952)
                                      ----------   ------------   ----------   ------------
Net increase in capital shares
  outstanding.......................      61,541   $    798,431   (1,612,647)  $(27,949,393)
                                      ==========   ============   ==========   ============

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INDEX FUNDS

December 31, 2002
--------------------------------------------------------------------------------

                                           FOR THE YEAR ENDED         FOR THE YEAR ENDED
                                            DECEMBER 31, 2002          DECEMBER 31, 2001
                                        -------------------------   -----------------------
PLANAHEAD CLASS                           SHARES        AMOUNT       SHARES       AMOUNT
---------------                         ----------   ------------   ---------   -----------
Shares sold...........................   1,397,297   $ 19,652,433   2,236,830   $33,010,414
Reinvestment of dividends.............      22,392        289,205      21,841       336,773
Shares redeemed.......................  (1,404,639)   (19,621,383)   (460,081)   (7,273,081)
                                        ----------   ------------   ---------   -----------
Net increase in capital shares
  outstanding.........................      15,050   $    320,256   1,798,590   $26,074,106
                                        ==========   ============   =========   ===========

SMALL CAP INDEX FUND

                                             FOR THE YEAR ENDED       FOR THE YEAR ENDED
                                             DECEMBER 31, 2002         DECEMBER 31, 2001
                                           ----------------------   -----------------------
INSTITUTIONAL CLASS                         SHARES      AMOUNT       SHARES       AMOUNT
-------------------                        --------   -----------   ---------   -----------
Shares sold..............................   955,743   $ 9,039,698   1,144,180   $11,033,228
Reinvestment of dividends................    17,853       139,614      12,000       112,861
Shares redeemed..........................  (721,156)   (6,061,590)   (375,732)   (3,369,302)
                                           --------   -----------   ---------   -----------
Net increase in capital shares
  outstanding............................   252,440   $ 3,117,722     780,448   $ 7,776,787
                                           ========   ===========   =========   ===========

INTERNATIONAL EQUITY INDEX FUND

                                             FOR THE YEAR ENDED       FOR THE YEAR ENDED
                                             DECEMBER 31, 2002        DECEMBER 31, 2001
                                           ----------------------   ----------------------
INSTITUTIONAL CLASS                         SHARES      AMOUNT       SHARES      AMOUNT
-------------------                        --------   -----------   --------   -----------
Shares sold..............................   775,200   $ 5,087,960    277,583   $ 2,196,052
Reinvestment of dividends................    12,273        71,181      8,848        60,660
Shares redeemed..........................  (483,575)   (3,055,729)  (137,247)   (1,098,356)
                                           --------   -----------   --------   -----------
Net increase in capital shares
  outstanding............................   303,898   $ 2,103,412    149,184   $ 1,158,356
                                           ========   ===========   ========   ===========

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                             INSTITUTIONAL CLASS
                                          ---------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                          ---------------------------------------------------------
                                            2002       2001       2000(B)         1999       1998
                                          --------   --------     --------      --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD....  $  15.62   $  17.99     $  20.05      $  16.78   $  13.16
                                          --------   --------     --------      --------   --------
INCOME FROM INVESTMENT OPERATIONS:(A)
    Net investment income...............      0.20       0.20         0.23          0.19       0.16
    Net gains (losses) on securities
      (both realized and unrealized)....     (3.66)     (2.38)       (2.05)         3.27       3.62
                                          --------   --------     --------      --------   --------
Total from investment operations........     (3.46)     (2.18)       (1.82)         3.46       3.78
                                          --------   --------     --------      --------   --------
LESS DISTRIBUTIONS:
    Dividends from net investment
      income............................     (0.20)     (0.19)(C)    (0.24)(C)     (0.19)     (0.16)
                                          --------   --------     --------      --------   --------
Total distributions.....................     (0.20)     (0.19)       (0.24)        (0.19)     (0.16)
                                          --------   --------     --------      --------   --------
NET ASSET VALUE, END OF PERIOD..........  $  11.96   $  15.62     $  17.99      $  20.05   $  16.78
                                          ========   ========     ========      ========   ========
TOTAL RETURN............................   (22.27%)   (12.12%)      (9.15%)       20.70%     28.87%
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in
      thousands)........................  $195,368   $254,289     $321,805      $568,645   $100,870
    Ratios to average net assets
      (annualized):(A)
         Net investment income..........     1.47%      1.22%        1.09%         1.28%      1.41%
         Expenses.......................     0.14%      0.15%        0.16%         0.17%      0.20%
         Decrease reflected in above
           expense ratio due to
           absorption of expenses by
           State Street Bank, BT and AMR
           Investment Services, Inc. ...     0.00%      0.00%        0.00%         0.00%      0.06%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the BT Equity 500 Index Portfolio prior to March 1, 2000, and the State Street Equity 500 Index Portfolio thereafter.

(B) On March 1, 2000, the Fund invested all of its investable assets in the State Street Equity 500 Index Portfolio. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Index Portfolio.

(C) Includes a tax return of capital distribution which amounts to less than $0.01 per share.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                PLANAHEAD CLASS
                                           ----------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31,             MARCH 2, TO
                                           -------------------------------------------   DECEMBER 31,
                                             2002       2001       2000(B)      1999         1998
                                           --------   --------     -------     -------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD.....  $  15.49   $  17.99     $ 20.12     $ 16.83     $ 14.27
                                           --------   --------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:(A)
    Net investment income................      0.14       0.14        0.13        0.15        0.08
    Net gains (losses) on securities
      (both realized and unrealized).....     (3.64)     (2.39)      (2.00)       3.25        2.56
                                           --------   --------     -------     -------     -------
Total from investment operations.........     (3.50)     (2.25)      (1.87)       3.40        2.64
                                           --------   --------     -------     -------     -------
LESS DISTRIBUTIONS:
    Dividends from net investment
      income.............................     (0.14)     (0.25)(C)   (0.26)(C)   (0.11)      (0.08)
                                           --------   --------     -------     -------     -------
Total distributions......................     (0.14)     (0.25)      (0.26)      (0.11)      (0.08)
                                           --------   --------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD...........  $  11.85   $  15.49     $ 17.99     $ 20.12     $ 16.83
                                           ========   ========     =======     =======     =======
TOTAL RETURN.............................   (22.59%)   (12.48%)     (9.38%)     20.24%      18.58%(D)
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in
      thousands).........................  $ 24,885   $ 32,284     $ 5,143     $ 6,173     $ 1,963
    Ratios to average net assets
      (annualized):(A)
         Net investment income...........     1.06%      0.89%       0.66%       0.91%       1.04%
         Expenses........................     0.55%      0.56%       0.54%       0.55%       0.55%
         Decrease reflected in above
           expense ratio due to
           absorption of expenses by
           State Street Bank, BT and AMR
           Investment Services, Inc......     0.08%      0.05%       0.16%       0.17%       0.24%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the BT Equity 500 Index Portfolio prior to March 1, 2000, and the State Street Equity 500 Index Portfolio thereafter.

(B) On March 1, 2000, the Fund invested all of its investable assets in the State Street Equity 500 Index Portfolio. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Index Portfolio.

(C) Includes a tax return of capital distribution which amounted to less than $0.01 per share.

(D) Not annualized.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE SMALL CAP INDEX FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                      INSTITUTIONAL CLASS
                                                           ------------------------------------------
                                                            YEAR ENDED     YEAR ENDED     JULY 31 TO
                                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                               2002           2001           2000
                                                           ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................    $   9.79       $  9.69        $ 10.00
                                                             --------       -------        -------
INCOME FROM INVESTMENT OPERATIONS:(A)
    Net investment income................................        0.11          0.09           0.05
    Net gains (losses) on securities (both realized and
      unrealized)........................................       (2.10)         0.11          (0.31)
                                                             --------       -------        -------
Total from investment operations.........................       (1.99)         0.20          (0.26)
                                                             --------       -------        -------
LESS DISTRIBUTIONS:
    Dividends from net investment income.................       (0.10)        (0.09)         (0.05)
    Tax return of capital................................          --         (0.01)            --
                                                             --------       -------        -------
Total distributions......................................       (0.10)        (0.10)         (0.05)
                                                             --------       -------        -------
NET ASSET VALUE, END OF PERIOD...........................    $   7.70       $  9.79        $  9.69
                                                             ========       =======        =======
TOTAL RETURN.............................................     (20.37%)        2.07%         (2.59%)(B)
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands).............    $ 11,227       $11,803        $ 4,120
    Ratios to average net assets (annualized):(A)
         Net investment income...........................       1.13%         1.36%          1.61%
         Expenses........................................       0.20%         0.19%          0.50%
         Decrease reflected in above expense ratio due to
           absorption of expenses by AMR Investment
           Services, Inc.................................       0.00%         0.00%          0.46%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master Small Cap Index Series.

(B) Not annualized.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INTERNATIONAL EQUITY INDEX FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                      INSTITUTIONAL CLASS
                                                           ------------------------------------------
                                                            YEAR ENDED     YEAR ENDED     JULY 31 TO
                                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                               2002           2001           2000
                                                           ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................    $   7.07       $   9.21       $ 10.00
                                                             --------       --------       -------
INCOME FROM INVESTMENT OPERATIONS:(A)
    Net investment income................................        0.11           0.10          0.02
    Net losses on securities (both realized and
      unrealized)........................................       (1.23)         (2.12)        (0.72)
                                                             --------       --------       -------
Total from investment operations.........................       (1.12)         (2.02)        (0.70)
                                                             --------       --------       -------
LESS DISTRIBUTIONS:
    Dividends from net investment income.................       (0.09)         (0.09)        (0.03)
    Distributions from net realized gain on
      investments........................................          --             --         (0.05)
    Tax return of capital................................          --          (0.03)        (0.01)
                                                             --------       --------       -------
Total distributions......................................       (0.09)         (0.12)        (0.09)
                                                             --------       --------       -------
NET ASSET VALUE, END OF PERIOD...........................    $   5.86       $   7.07       $  9.21
                                                             ========       ========       =======
TOTAL RETURN.............................................     (15.65%)       (22.14%)       (7.03%)(B)
RATIOS AND SUPPLEMENTAL DATA:
    Net Assets, end of period (in thousands).............    $  4,912       $  3,773       $ 3,542
    Ratios to average net assets (annualized):(A)
         Net investment income...........................       1.97%          1.49%         0.63%
         Expenses........................................       0.25%          0.29%         0.60%
         Decrease reflected in above expense ratio due to
           absorption of expenses by AMR Investment
           Services, Inc.................................       0.00%          0.00%         1.52%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master International (Capitalization Weighted) Index Series.

(B) Not annualized.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INDEX FUNDS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

Shareholders and Board of Trustees
American AAdvantage S&P 500 Index Fund
American AAdvantage Small Cap Index Fund
American AAdvantage International Equity Index Fund

     We have audited the accompanying statements of assets and liabilities of the American AAdvantage S&P 500 Index Fund, the American AAdvantage Small Cap Index Fund, and the American AAdvantage International Equity Index Fund (collectively, "the Funds") (separate funds comprising the American AAdvantage Funds), as of December 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended and the financial highlights for each of the fiscal periods since December 31, 2000. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the American AAdvantage S&P 500 Index Fund for each of the three years in the period ended December 31, 1999 were audited by other auditors whose report dated February 11, 2000 expressed an unqualified opinion on those statements.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2002, by correspondence with the custodian or other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective American AAdvantage Funds at December 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended and the financial highlights for each of the fiscal periods since December 31, 2000, in conformity with accounting principles generally accepted in the United States.

                                            /s/ ERNST & YOUNG LLP


Dallas, Texas
February 14, 2003

--------------------------------------------------------------------------------

                             [AMERICAN EAGLE LOGO]

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS
December 31, 2002
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 13.0%
AOLTime Warner, Inc............  1,060,647   $   13,895
American Greetings Corp. Class
  A............................     14,614          231
AutoZone, Inc. (a).............     23,587        1,666
Bed Bath & Beyond, Inc. (a)....     70,614        2,440
Best Buy Co. (a)...............     78,221        1,889
Big Lots, Inc. (a).............     25,838          342
Black & Decker Corp............     18,533          795
Brunswick Corp.................     21,829          434
Carnival Corp..................    141,219        3,523
Centex Corp....................     14,188          712
Circuit City Stores-Circuit
  City Group...................     47,539          353
Clear Channel Communications,
  Inc. (a).....................    146,965        5,480
Comcast Corp...................    551,367       12,996
Cooper Tire & Rubber Co........     16,637          255
Costco Wholesale Corp. (a).....    109,651        3,079
Dana Corp......................     33,849          398
Darden Restaurants, Inc........     40,610          831
Delphi Corp....................    132,367        1,066
Dillard's, Inc. Class A........     19,553          310
Disney, (Walt) Co..............    489,373        7,982
Dollar General Corp............     82,815          990
Dow Jones & Co., Inc...........     19,726          853
Eastman Kodak Co...............     70,637        2,475
eBay, Inc. (a).................     73,480        4,983
Family Dollar Stores, Inc......     40,268        1,257
Federated Department Stores,
  Inc. (a).....................     45,276        1,302
Ford Motor Co..................    430,355        4,002
Fortune Brands, Inc............     35,966        1,673
Gannett Co., Inc...............     64,138        4,605
Gap, Inc.......................    210,230        3,263
General Motors Corp............    134,873        4,971
Genuine Parts Co...............     40,493        1,247
Goodyear Tire & Rubber Co......     38,042          259
Harley-Davidson, Inc...........     72,838        3,365
Harrah's Entertainment, Inc.
  (a)..........................     25,733        1,019
Hasbro, Inc....................     39,387          455
Hilton Hotels Corp.............     88,743        1,128
Home Depot, Inc................    551,457       13,213
International Game Technology
  (a)..........................     20,988        1,593
Interpublic Group Cos., Inc....     88,577        1,247
Johnson Controls, Inc..........     21,598        1,732
Jones Apparel Group, Inc.
  (a)..........................     29,679        1,052
KB HOME........................     11,831          507
Knight-Ridder, Inc.............     20,591        1,302
Kohl's Corp. (a)...............     80,910        4,527
Leggett & Platt, Inc...........     46,854        1,051
Limited Brands.................    126,378        1,760
Liz Claiborne, Inc.............     26,941          799
Lowe's Cos., Inc...............    186,623        6,998
Marriot International, Inc.
  Class A......................     55,339        1,819
Mattel, Inc....................    102,045        1,954

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
May Department Stores Co.......     70,167   $    1,612
Maytag Corp....................     17,429          497
McDonald's Corp................    299,453        4,815
McGraw-Hill, Inc...............     46,913        2,835
Meredith Corp..................     11,347          467
New York Times Co. Class A.....     36,845        1,685
Newell Rubbermaid, Inc.........     64,821        1,966
NIKE, Inc. Class B.............     64,413        2,865
Nordstrom, Inc.................     30,638          581
Office Depot, Inc. (a).........     71,370        1,053
Omnicom Group, Inc.............     45,317        2,928
JC Penney & Co., Inc...........     63,988        1,472
Pulte Homes, Inc...............     14,918          714
Radioshack Corp................     39,653          743
Reebok International, Ltd.
  (a)..........................     13,271          390
Sears Roebuck & Co.............     76,654        1,836
Sherwin-Williams Co............     35,570        1,005
Snap-On, Inc...................     13,148          370
Stanley Works..................     19,532          675
Staples, Inc. (a)..............    113,550        2,075
Starbucks Corp. (a)............     94,026        1,917
Starwood Hotels & Resorts
  Worldwide, Inc. Class B......     45,912        1,090
TJX Cos., Inc..................    126,713        2,473
TMPWorldwide, Inc. (a).........     26,692          302
Target Corp....................    217,757        6,533
Tiffany & Co...................     33,368          798
Toys "R" Us, Inc. (a)..........     47,969          480
Tribune Co.....................     72,855        3,312
Tupperware Corp................     13,236          200
Univision Communications, Inc.
  Class A (a)..................     55,718        1,365
V.F. Corp......................     25,488          919
Viacom, Inc. Class B (a).......    419,589       17,103
Visteon Corp...................     29,953          209
Wal-Mart Stores, Inc...........  1,048,928       52,981
Wendy's International, Inc.....     27,167          735
Whirlpool Corp.................     15,366          802
Yum! Brands, Inc. (a)..........     69,622        1,686
                                             ----------
                                                259,567
                                             ----------

CONSUMER STAPLES - 9.2%
Alberto Culver Co. Class B.....     13,839          697
Albertson's, Inc...............     88,413        1,968
Anheuser-Busch Cos., Inc.......    202,767        9,814
Archer-Daniels-Midland Co......    157,967        1,959
Avon Products, Inc.............     57,074        3,075
Brown-Forman Corp. Class B.....     16,341        1,068
CVS Corp.......................     94,892        2,369
Campbell Soup Co...............     98,283        2,307
Clorox Co......................     51,410        2,121
Coca-Cola Co...................    590,635       25,882
Coca-Cola Enterprises, Inc.....    105,000        2,281
Colgate-Palmolive Co...........    127,235        6,671
ConAgra Foods, Inc.............    129,546        3,240
Coors, (Adolph) Co. Class B....      8,544          523
General Mills, Inc.............     88,564        4,158
Gillette Co....................    249,644        7,579
H.J. Heinz Co..................     84,820        2,788

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

December 31, 2002
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Hershey Foods Corp.............     32,004   $    2,158
Kellogg Co.....................     98,929        3,390
Kimberly-Clark Corp............    121,464        5,766
Kroger Co. (a).................    181,422        2,803
Pepsi Bottling Group, Inc......     69,253        1,780
PepsiCo, Inc...................    409,810       17,302
Philip Morris Cos., Inc........    491,064       19,903
Procter & Gamble Co............    309,211       26,574
R.J. Reynolds Tobacco Holdings,
  Inc..........................     21,140          890
Safeway, Inc. (a)..............    105,593        2,467
Sara Lee Corp..................    183,717        4,135
SuperValu, Inc.................     29,960          495
SYSCO Corp.....................    154,881        4,614
USTCorp........................     41,447        1,385
Walgreen Co....................    245,810        7,175
Winn-Dixie Stores, Inc.........     32,110          491
Wrigley Wm., Jr. Co............     54,416        2,986
                                             ----------
                                                182,814
                                             ----------

ENERGY - 5.8%
Amerada Hess Corp..............     20,602        1,134
Anadarko Petroleum Corp........     59,954        2,872
Apache Corp....................     34,429        1,962
Ashland, Inc...................     15,780          450
BJ Services Co. (a)............     36,555        1,181
Baker Hughes, Inc..............     81,580        2,626
Burlington Resources, Inc......     47,428        2,023
ChevronTexaco Corp.............    253,947       16,882
ConocoPhillips.................    162,241        7,851
Devon Energy Corp..............     36,761        1,687
EOG Resources, Inc.............     27,784        1,109
ExxonMobil Corp................  1,599,102       55,873
Halliburton Co.................    105,986        1,983
Kerr-McGee Corp................     24,036        1,065
Marathon Oil Corp..............     72,734        1,549
Nabors Industries, Ltd. (a)....     33,515        1,182
Noble Corp.....................     32,123        1,129
Occidental Petroleum Corp......     90,823        2,584
Rowan Cos., Inc................     21,539          489
Schlumberger, Ltd..............    138,707        5,838
Sunoco, Inc....................     17,128          568
Transocean, Inc................     77,495        1,798
Unocal Corp....................     60,888        1,862
                                             ----------
                                                115,697
                                             ----------

FINANCIALS - 19.8%
ACE, Ltd.......................     63,555        1,865
AFLAC, Inc.....................    124,616        3,753
Allstate Corp..................    167,107        6,181
Ambac Financial Group, Inc.....     25,347        1,425
American Express Co............    311,473       11,011
American International Group,
  Inc..........................    621,483       35,953
AmSouth Bancorp................     83,419        1,602
AON Corp.......................     73,023        1,379
BB&TCorp.......................    112,818        4,173
Bank of America Corp...........    355,378       24,724
Bank of New York Co., Inc......    174,779        4,188

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Bank One Corp..................    278,562   $   10,181
Bear Stearns Cos., Inc.........     22,199        1,319
Capital One Financial Corp.....     53,715        1,596
Charles Schwab Corp............    315,993        3,428
Charter One Financial, Inc.....     55,917        1,606
Chubb Corp.....................     41,639        2,174
Cincinnati Financial Corp......     37,667        1,417
Citigroup, Inc.................  1,220,371       42,945
Comerica, Inc..................     41,032        1,774
Countrywide Credit Industries,
  Inc..........................     29,672        1,533
Equity Office Properties
  Trust........................     96,341        2,407
Equity Residential.............     67,007        1,647
Fannie Mae.....................    236,529       15,216
Federal Home Loan Mortgage
  Corp.........................    165,146        9,752
Fifth Third Bancorp............    137,600        8,066
First Tennessee National
  Corp.........................     29,117        1,046
FleetBoston Financial Corp.....    248,085        6,028
Franklin Resources, Inc........     61,144        2,084
Golden West Financial Corp.....     36,011        2,586
Goldman Sachs Group, Inc.......    113,000        7,695
Hartford Financial Services
  Group, Inc...................     59,788        2,716
Household International,
  Inc..........................    109,959        3,058
Huntington Bancshares, Inc.....     57,254        1,069
J.P. Morgan Chase & Co.........    473,514       11,364
Jefferson-Pilot Corp...........     34,860        1,328
John Hancock Financial
  Services, Inc................     69,478        1,938
KeyCorp........................    103,209        2,595
Lehman Brothers Holdings,
  Inc..........................     55,718        2,969
Lincoln National Corp..........     42,931        1,356
Loews Corp.....................     45,214        2,010
MBIA, Inc......................     35,258        1,546
MBNA Corp......................    306,602        5,832
MGIC Investment Corp...........     24,362        1,006
Marsh & McLennan Cos., Inc.....    128,736        5,949
Marshall & Ilsley Corp.........     48,792        1,336
Mellon Financial Corp..........    101,023        2,638
Merrill Lynch & Co., Inc.......    204,527        7,762
MetLife, Inc...................    165,807        4,483
Moody's Corp...................     36,465        1,506
Morgan Stanley.................    257,243       10,269
National City Corp.............    147,091        4,018
North Fork Bancorp, Inc........     38,590        1,302
Northern Trust Corp............     53,740        1,874
PNC Financial Services Group,
  Inc..........................     68,347        2,864
Plum Creek Timber Co., Inc.....     42,580        1,005
Principal Financial Group,
  Inc..........................     78,850        2,376
Progressive Corp...............     52,547        2,608
Providian Financial Corp.......     65,173          423
Prudential Financial, Inc.
  (a)..........................    133,400        4,234
Regions Financial Corp.........     53,789        1,794
SLM Corp.......................     36,114        3,751
SAFECO Corp....................     31,464        1,086
St. Paul Cos., Inc.............     53,128        1,809
Simon Property Group, Inc......     45,163        1,539

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

December 31, 2002
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
SouthTrust Corp................     83,979   $    2,082
State Street Corp..............     78,125        3,047
Janus Capital Group............     51,619          675
SunTrust Banks, Inc............     66,772        3,801
Synovus Financial Corp.........     72,104        1,399
T. Rowe Price Group, Inc.......     27,990          763
Torchmark Corp.................     27,976        1,022
Travelers Property Casualty
  Corp. Class B (a)............    241,056        3,531
U.S. Bancorp...................    454,361        9,642
Union Planters Corp............     46,644        1,313
UnumProvident Corp.............     56,535          992
Wachovia Corp..................    322,426       11,749
Washington Mutual, Inc.........    224,013        7,735
Wells Fargo Co.................    401,511       18,819
XL Capital, Ltd. Class A.......     32,732        2,529
Zions Bancorp..................     21,019          824
                                             ----------
                                                394,090
                                             ----------

HEALTH CARE - 14.4%
Abbott Laboratories............    371,367       14,855
Aetna, Inc.....................     36,632        1,506
Allergan, Inc..................     30,391        1,751
AmerisourceBergen Corp.........     25,716        1,397
Amgen, Inc. (a)................    305,275       14,760
Anthem, Inc. (a)...............     33,800        2,126
Applera Corp. - Applied
  Biosystems Group.............     53,167          933
Bard (C.R.), Inc...............     12,597          731
Bausch & Lomb, Inc.............     12,125          437
Baxter International, Inc......    139,726        3,912
Becton, Dickinson & Co.........     62,229        1,910
Biogen, Inc. (a)...............     35,594        1,426
Biomet, Inc....................     63,841        1,829
Boston Scientific Corp. (a)....     97,848        4,161
Bristol-Myers Squibb Co........    459,917       10,647
CIGNACorp......................     32,389        1,332
Cardinal Health, Inc...........    104,566        6,189
Chiron Corp. (a)...............     45,844        1,722
Forest Laboratories, Inc.
  (a)..........................     43,253        4,248
Genzyme Corp. (a)..............     51,305        1,517
Guidant Corp. (a)..............     73,964        2,282
HCA, Inc.......................    121,159        5,028
HEALTHSOUTH Corp. (a)..........     92,826          390
Health Management Associates,
  Inc. Class A(a)..............     56,498        1,011
Humana, Inc. (a)...............     38,825          388
IMS Health, Inc................     66,402        1,063
Johnson & Johnson..............    705,746       37,906
King Pharmaceuticals, Inc.
  (a)..........................     57,632          991
Lilly (Eli) & Co...............    267,097       16,961
Manor Care, Inc. (a)...........     23,551          438
McKesson Corp..................     70,231        1,898
MedImmune, Inc. (a)............     60,865        1,651
Medtronic, Inc.................    291,502       13,293
Merck & Co., Inc...............    533,303       30,190
Millipore Corp.................     10,628          361
Pfizer, Inc....................  1,464,241       44,762
Pharmacia Corp.................    306,481       12,811

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Quest Diagnostics
  Incorporated.................     23,100   $    1,314
Quintiles Transnational Corp.
  (a)..........................     26,618          322
St. Jude Medical, Inc. (a).....     41,797        1,660
Schering-Plough Corp...........    347,624        7,717
Stryker Corp...................     47,704        3,202
Tenet Healthcare Corp. (a).....    117,709        1,930
UnitedHealth Group, Inc........     71,842        5,999
Watson Pharmaceuticals, Inc.
  (a)..........................     24,103          681
WellPoint Health Networks, Inc.
  (a)..........................     35,189        2,504
Wyeth..........................    314,731       11,771
Zimmer Holdings, Inc. (a)......     45,720        1,898
                                             ----------
                                                287,811
                                             ----------

INDUSTRIALS - 11.2%
AMR Corp. (a)..................     35,155          232
Allied Waste Industries, Inc.
  (a)..........................     44,967          450
American Power Conversion Corp.
  (a)..........................     49,767          754
American Standard Cos., Inc.
  (a)..........................     16,707        1,189
Apollo Group, Inc. (a).........     42,175        1,856
Automatic Data Processing,
  Inc..........................    143,038        5,614
Avery Dennison Corp............     26,670        1,629
Boeing Co......................    198,745        6,557
Burlington Northern Santa Fe
  Corp.........................     92,150        2,397
CSX Corp.......................     51,924        1,470
Caterpillar, Inc...............     82,985        3,794
Cendant Corp. (a)..............    250,822        2,629
Cintas Corp....................     41,282        1,887
Concord EFS, Inc. (a)..........    122,840        1,933
Convergys Corp. (a)............     40,105          608
Cooper Industries, Ltd.........     21,421          781
Crane Co.......................     13,702          273
Cummins, Inc...................      9,273          261
Danaher Corp...................     36,213        2,379
Deere & Co.....................     57,641        2,643
Delta Air Lines, Inc...........     28,193          341
Deluxe Corp....................     15,320          645
Dover Corp.....................     48,513        1,415
Eaton Corp.....................     17,439        1,362
Emerson Electric Co............    101,335        5,153
Equifax, Inc...................     32,869          761
FedEx Corp.....................     71,646        3,885
First Data Corp................    177,802        6,296
Fiserv, Inc. (a)...............     46,847        1,586
Fluor Corp.....................     18,106          507
General Dynamics Corp..........     48,606        3,858
General Electric Co............  2,364,923       57,586
Goodrich Co....................     23,555          432
Grainger W.W., Inc.............     21,609        1,114
H&R Block, Inc.................     44,010        1,769
Honeywell International,
  Inc..........................    196,842        4,724
ITT Industries, Inc............     22,402        1,360
Illinois Tool Works, Inc.......     73,664        4,778
Ingersoll-Rand Co. Class A.....     40,550        1,746

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

December 31, 2002
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Lockheed Martin Corp...........    109,271   $    6,310
Masco Corp.....................    119,774        2,521
McDermott International, Inc.
  (a)..........................     14,041           61
Navistar International Corp....     13,580          330
Norfolk Southern Corp..........     94,161        1,882
Northrop Grumman Corp..........     42,939        4,165
PACCAR, Inc....................     28,347        1,311
Pall Corp......................     27,574          460
Parker-Hannifin Corp...........     27,323        1,260
Paychex, Inc...................     90,827        2,535
Pitney Bowes, Inc..............     57,939        1,892
Power-One, Inc. (a)............     17,700          100
R.R. Donnelley & Sons Co.......     26,860          585
Raytheon Co....................     97,014        2,983
Robert Half International, Inc.
  (a)..........................     40,014          645
Rockwell Automation, Inc.......     44,520          922
Rockwell Collins, Inc..........     41,819          973
Ryder Systems, Inc.............     15,880          356
Sabre Holdings Corp. Class A
  (a)..........................     33,724          611
Southwest Airlines Co..........    186,540        2,593
Textron, Inc...................     32,275        1,387
Thomas & Betts Corp............     13,242          224
3M Co..........................     92,642       11,423
Tyco International, Ltd........    473,148        8,081
Union Pacific Corp.............     60,740        3,636
United Parcel Service, Inc.
  Class B......................    265,400       16,741
United Technologies Corp.......    111,757        6,922
Waste Management, Inc..........    147,579        3,383
                                             ----------
                                                222,946
                                             ----------

INFORMATION TECHNOLOGY - 13.8%
ADC Telecommunications, Inc.
  (a)..........................    178,527          373
Adobe Systems, Inc.............     58,371        1,448
Advanced Micro Devices, Inc.
  (a)..........................     78,584          508
Agilent Technologies, Inc.
  (a)..........................    111,227        1,998
Altera Corp. (a)...............     88,678        1,098
Analog Devices, Inc. (a).......     88,261        2,107
Andrew Corp. (a)...............     22,527          232
Apple Computer, Inc. (a).......     87,446        1,253
Applied Materials, Inc. (a)....    394,661        5,142
Applied Micro Circuits Corp.
  (a)..........................     68,642          259
Autodesk, Inc..................     24,815          355
Avaya, Inc. (a)................     81,615          200
BMC Software, Inc. (a).........     55,636          952
Broadcom Corp. (a).............     65,846          992
CIENACorp. (a).................    101,488          519
Cisco Systems, Inc. (a)........  1,715,259       22,453
Citrix Systems, Inc. (a).......     42,253          523
Computer Associates
  International, Inc...........    140,044        1,891
Computer Sciences Corp. (a)....     41,882        1,443
Compuware Corp. (a)............     86,757          416

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Comverse Technology, Inc. (a)..     42,438   $      425
Corning, Inc...................    246,085          814
Dell Computer Corp. (a)........    616,791       16,505
EMC Corp. (a)..................    532,041        3,267
Electronic Arts, Inc. (a)......     33,350        1,660
Electronic Data Systems
  Corp.........................    112,586        2,075
Gateway, Inc. (a)..............     73,765          232
Hewlett-Packard Co.............    725,119       12,588
Intel Corp.....................  1,573,103       24,477
International Business Machines
  Corp.........................    401,418       31,110
Intuit, Inc. (a)...............     47,951        2,250
JDS Uniphase Corp. (a).........    310,119          760
Jabil Circuit, Inc. (a)........     45,513          816
KLA Tencor Corp. (a)...........     45,864        1,619
LSI Logic Corp. (a)............     85,535          493
Lexmark International Group,
  Inc. Class A (a).............     30,602        1,851
Linear Technology Corp.........     76,775        1,970
Lucent Technologies, Inc.......    786,972          992
Maxim Integrated Products,
  Inc..........................     77,956        2,574
Mercury Interactive Corp.
  (a)..........................     18,848          559
Microsoft Corp. (a)............  1,270,702       65,708
Micron Technology, Inc. (a)....    147,832        1,440
Molex, Inc.....................     47,910        1,103
Motorola, Inc..................    551,998        4,775
NCR Corp. (a)..................     22,092          524
National Semiconductor Corp.
  (a)..........................     41,109          617
Network Appliance, Inc. (a)....     76,767          768
Novell, Inc. (a)...............     82,242          269
Novellus Systems, Inc. (a).....     33,469          940
NVIDIA Corp. (a)...............     37,451          431
Oracle Corp. (a)...............  1,270,238       13,719
PMC-Sierra, Inc. (a)...........     37,624          209
Parametric Technology Corp.
  (a)..........................     60,341          151
PeopleSoft, Inc. (a)...........     76,023        1,390
PerkinElmer, Inc...............     29,757          245
QLogic Corp. (a)...............     21,145          728
QUALCOMM, Inc. (a).............    184,139        6,690
Rational Software Corp. (a)....     44,545          463
Sanmina-SCI Corp. (a)..........    120,658          538
Scientific-Atlanta, Inc........     37,268          442
Siebel Systems, Inc. (a).......    110,058          821
Solectron Corp. (a)............    190,414          676
Sun Microsystems, Inc. (a).....    728,188        2,257
SunGard Data Systems, Inc.
  (a)..........................     68,750        1,620
Symbol Technologies, Inc.......     51,685          425
Tektronix, Inc. (a)............     21,329          388
Tellabs, Inc. (a)..............     93,275          674
Teradyne, Inc. (a).............     41,992          546
Texas Instruments, Inc.........    409,103        6,141
Thermo Electron Corp...........     39,629          797
Unisys Corp. (a)...............     77,379          766
VERITAS Software Corp. (a).....     99,683        1,557
Waters Corp. (a)...............     30,257          659
Xerox Corp.....................    173,342        1,395

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

December 31, 2002
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Xilinx, Inc. (a)...............     79,804   $    1,638
Yahoo!, Inc. (a)...............    143,793        2,348
                                             ----------
                                                275,057
                                             ----------

MATERIALS - 2.7%
Air Products & Chemicals,
  Inc..........................     54,389        2,325
Alcoa, Inc.....................    203,046        4,625
Allegheny Technologies, Inc....     18,029          112
Ball Corp......................     13,585          695
Bemis Co., Inc.................     12,064          599
Boise Cascade Corp.............     12,619          318
Dow Chemical Co................    218,599        6,492
Du Pont (E.I.) de Nemours &
  Co...........................    235,839       10,000
Eastman Chemical Co............     17,662          649
Ecolab, Inc....................     30,363        1,503
Engelhard Corp.................     29,930          669
Freeport-McMoRan Copper & Gold,
  Inc. Class B (a).............     32,914          552
Georgia-Pacific Group..........     52,940          856
Great Lakes Chemical Corp......     11,003          263
Hercules, Inc. (a).............     24,598          216
International Flavors &
  Fragrances, Inc..............     21,904          769
International Paper Co.........    115,856        4,051
Louisiana Pacific Corp.........     23,759          191
MeadWestvaco Corp..............     46,388        1,146
Monsanto Co....................     61,746        1,189
Newmont Mining Corp............     96,142        2,791
Nucor Corp.....................     17,802          735
PPG Industries, Inc............     41,190        2,066
Pactiv Corp. (a)...............     36,364          795
Phelps Dodge Corp..............     20,905          662
Praxair, Inc...................     39,010        2,254
Rohm & Haas Co.................     53,696        1,744
Sealed Air Corp. (a)...........     19,136          714
Sigma Aldrich Corp.............     17,393          845
Temple-Inland, Inc.............     11,914          534
United States Steel Corp.......     23,202          304
Vulcan Materials Co............     23,196          870
Weyerhaeuser Co................     52,424        2,580
Worthington Industries, Inc....     19,529          298
                                             ----------
                                                 54,412
                                             ----------

TELECOMMUNICATION
  SERVICES - 4.1%
AT&T Corp......................    184,147        4,808
AT&T Wireless Services, Inc.
  (a)..........................    650,238        3,674
Alltel Corp....................     74,998        3,825
BellSouth Corp.................    444,528       11,500
CenturyTel, Inc................     34,008          999
Citizens Communications Co.
  (a)..........................     65,077          686
Nextel Communications, Inc.
  Class A(a)...................    230,036        2,618
Qwest Communications
  International, Inc...........    408,322        2,041
SBC Communications, Inc........    790,904       21,441
Sprint Corp. (Fon Group).......    215,584        3,122

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Sprint Corp. (PCS Group) (a)...    228,278   $    1,000
Verizon Communications, Inc....    649,598       25,172
                                             ----------
                                                 80,886
                                             ----------

UTILITIES - 2.7%
AES Corp. (a)..................    127,014          384
Allegheny Energy, Inc..........     28,499          216
Ameren Corp....................     33,942        1,411
American Electric Power Co.,
  Inc..........................     79,754        2,180
CMS Energy Corp................     30,105          284
Calpine Corp. (a)..............     85,552          279
CenterPoint Energy, Inc........     69,593          592
Cinergy Corp...................     40,858        1,378
Consolidated Edison, Inc.......     50,022        2,142
Constellation Energy Group,
  Inc..........................     39,403        1,096
DTE Energy Co..................     39,346        1,826
Dominion Resources, Inc........     73,287        4,024
Duke Energy Corp...............    213,477        4,171
Dynegy, Inc. Class A...........     83,430           98
Edison International...........     74,962          888
El Paso Corp...................    138,194          962
Entergy Corp...................     51,943        2,368
Exelon Corp....................     77,589        4,094
FPL Group, Inc.................     43,989        2,645
FirstEnergy Corp...............     72,012        2,374
KeySpan Corp...................     33,906        1,195
Kinder Morgan, Inc.............     28,138        1,189
Mirant Corp. (a)...............     96,488          182
NICOR, Inc.....................     10,313          351
NiSource, Inc..................     58,367        1,167
PG&E Corp. (a).................     90,923        1,264
PPL Corp.......................     37,468        1,299
Peoples Energy Corp............      7,731          299
Pinnacle West Capital Corp.....     19,381          661
Progress Energy, Inc...........     56,508        2,450
Public Service Enterprise
  Group, Inc...................     51,622        1,657
Sempra Energy..................     47,189        1,116
Southern Co....................    170,258        4,834
TECO Energy, Inc...............     41,776          646
TXU Corp.......................     76,948        1,437
Williams Cos., Inc.............    120,437          325
Xcel Energy, Inc...............     94,797        1,043
                                             ----------
                                                 54,527
                                             ----------
    TOTAL COMMON STOCKS (COST
      $2,198,489,141)..........               1,927,807
                                             ----------
                                    PAR
                                  AMOUNT
                                   (000)
                                 ---------
GOVERNMENT SECURITY - 0.2%
United States Treasury Bill
  (b)(c) 1.18%, due 3/13/03....  $   4,285        4,275
                                             ----------
    TOTAL GOVERNMENT SECURITY
      (COST $4,275,028)........                   4,275
                                             ----------

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

December 31, 2002
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
SHORT TERM INVESTMENTS - 4.6%
AIM Short Term Investment Prime
  Portfolio....................     48,229   $   48,229
Federated Money Market
  Obligations Trust............         10           10
State Street Navigator
  Securities Lending Prime
  Portfolio (d)................     42,680       42,680
                                             ----------
TOTAL SHORT TERM INVESTMENTS
  (COST $90,919,246)......................       90,919
                                             ----------
TOTAL INVESTMENTS - 101.5%
  (COST $2,293,683,415)...................    2,023,001
                                             ----------
OTHER ASSETS AND
  LIABILITIES NET - (1.5)%................      (30,453)
                                             ----------
NET ASSETS - 100%.........................   $1,992,548
                                             ==========

SCHEDULE OF FUTURES CONTRACTS

                                             UNREALIZED
                                NUMBER OF   DEPRECIATION
                                CONTRACTS      (000)
                                ---------   ------------
S&P 500 Financial Futures
  Contracts (long) Expiration
  date 03/2003................     278          $816
                                                ----
Total unrealized depreciation
  on open futures contracts
  purchased...................                  $816
                                                ====

---------------

(a) Non-income producing security.

(b) Held as collateral in connection with futures contracts purchased by the Portfolio.

(c) Rate represents annualized yield at date of purchase.

(d) Security represents investment made with cash collateral received from securities loaned.

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002
--------------------------------------------------------------------------------
(amounts in thousands)

ASSETS:
    Investments at market (identified cost
     $2,293,683) - including $39,976 of securities loaned
     (Note 2)...............................................  $2,023,001
    Receivables:
        Investment sold.....................................       9,096
        Dividends and interest..............................       3,112
        Daily variation margin on futures contracts.........          97
                                                              ----------
        TOTAL ASSETS........................................   2,035,306
                                                              ----------
LIABILITIES:
    Payables:
        Due upon return of securities loaned................      42,680
        Management fees (Note 4)............................          78
                                                              ----------
        TOTAL LIABILITIES...................................      42,758
                                                              ----------
NET ASSETS..................................................  $1,992,548
                                                              ==========
COMPOSITION OF NET ASSETS:
    Paid-in capital.........................................  $2,264,046
    Net unrealized depreciation on investments and futures
     contracts..............................................    (271,498)
                                                              ----------
NET ASSETS..................................................  $1,992,548
                                                              ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2002
--------------------------------------------------------------------------------
(amounts in thousands)

INVESTMENT INCOME:
    Dividends (net of foreign taxes withheld of $112).......              $  34,834
    Interest................................................                    951
    Security lending income.................................                    174
                                                                          ---------
        TOTAL INVESTMENT INCOME.............................                 35,959
EXPENSES:
    Management fees (Note 4)................................  $   1,003
                                                              ---------
        TOTAL EXPENSES......................................                  1,003
                                                                          ---------
NET INVESTMENT INCOME.......................................                 34,956
                                                                          ---------
REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain (loss) on:
        Investments.........................................   (139,590)
        Withdrawals in-kind.................................     79,545
        Futures contracts...................................    (10,383)
                                                              ---------
                                                                            (70,428)
                                                                          ---------
    Net change in unrealized depreciation on:
        Investments.........................................   (530,173)*
        Futures contracts...................................     (2,040)
                                                              ---------
                                                                           (532,213)
                                                                          ---------
Net realized and unrealized loss............................               (602,641)
                                                                          ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........              $(567,685)
                                                                          =========

---------------

*   Excludes unrealized depreciation of $4,210 on contributed securities.

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE YEAR   FOR THE YEAR
                                                       ENDED          ENDED
                                                    DECEMBER 31,   DECEMBER 31,
                                                        2002           2001
                                                    ------------   ------------
                                                      (AMOUNTS IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
    Net investment income.........................   $   34,956     $   37,168
    Net realized loss on investments, futures
     contracts, and withdrawals in-kind...........      (70,428)      (143,731)
    Net change in unrealized depreciation.........     (532,213)      (262,328)
                                                     ----------     ----------
        NET DECREASE IN NET ASSETS RESULTING FROM
        OPERATIONS................................     (567,685)      (368,891)
                                                     ----------     ----------
CAPITAL TRANSACTIONS:*
    Proceeds from contributions...................      557,561        555,412
    Contributions in-kind.........................       41,343        165,310
    Fair value of withdrawals.....................     (520,988)      (575,064)
    Withdrawals in-kind...........................     (209,981)       (41,740)
                                                     ----------     ----------
        NET INCREASE (DECREASE) IN NET ASSETS FROM
        CAPITAL TRANSACTIONS......................     (132,065)       103,918
                                                     ----------     ----------
TOTAL NET DECREASE IN NET ASSETS..................     (699,750)      (264,973)
NET ASSETS:
    Beginning of year.............................    2,692,298      2,957,271
                                                     ----------     ----------
    END OF YEAR...................................   $1,992,548     $2,692,298
                                                     ==========     ==========

---------------

* Prior year capital transactions did not separate cash contributions from in-kind transactions. For the year ended December 31, 2001, proceeds from contributions and fair value of withdrawals were 720,722 and (616,804), respectively.

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following table includes selected supplemental data and ratios to average net assets:

                                                     YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2002           2001          2000*
                                                    ------------   ------------   ------------
SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period (in thousands)......   $1,992,548     $2,692,298     $2,957,271
    Ratios to average net assets:
         Operating expenses.......................       0.045%         0.045%         0.045%+
         Net investment income....................        1.57%          1.34%          1.14%+
    Portfolio turnover rate**.....................          13%            14%            18%++
    Total return (a)..............................     (22.16%)       (11.94%)        (2.41%)++

---------------

*   The Portfolio commenced operations on March 1, 2000.

**  The Portfolio turnover rate excludes in-kind security transactions.

+   Annualized.

++  Not Annualized.

(a) Results represent past performance and are not indicative of future results.

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
December 31, 2002
--------------------------------------------------------------------------------

1.   ORGANIZATION

     The State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At December 31, 2002, only State Street MSCI(R)EAFE(R) Index Portfolio and the State Street Equity 500 Index Portfolio had commenced operations. The Declaration of the Trust permits the Board of Trustees to issue an unlimited number of non-transferable beneficial interests.

     The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S & P 500 Index"). The Portfolio uses a passive management strategy designed to track the performance of the S & P 500 Index. The S & P 500 Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

  Security valuation

     The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

  Securities transactions and investment income

     Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

December 31, 2002
--------------------------------------------------------------------------------

     All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

  Federal income taxes

     The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

  Futures

     The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500 Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

     The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

  Securities Lending

     The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street. For the year ended December 31, 2002, the earned income for the Portfolio and State Street was $173,648 and $57,883, respectively.

     The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At December 31, 2002, the value of the securities loaned amounted to $39,975,743. The loans were collateralized with cash of $42,680,335, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio, an affiliated investment company.

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

December 31, 2002
--------------------------------------------------------------------------------

3.   SECURITIES TRANSACTIONS

     For the year ended December 31, 2002, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind contributions and withdrawals, aggregated to $349,578,053 and $ 284,263,675, respectively. The aggregate value of in-kind contributions and withdrawals were $41,342,685 and $209,980,527, respectively.

     At December 31, 2002, the cost of investments on a tax basis was $2,413,235,668. The aggregate gross unrealized appreciation and gross unrealized depreciation was $201,034,221 and $591,268,630, respectively, for all securities as computed on a federal income tax basis. The differences between book and tax cost amounts are primarily due to wash sales loss deferrals.

4.   RELATED PARTY FEES AND TRANSACTIONS

     The Portfolio has entered into an investment advisory agreement with SSgAFunds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgAdirects the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

     Certain investments made by the Portfolio represent securities affiliated with State Street and SSgA. Investments made with cash collateral received from securities loaned were used to purchase shares of the State Street Navigator Securities Lending Prime Portfolio, which is offered by State Street and advised by SSgA. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500 Index. The market value of each of these investments at December 31, 2002 is listed in the Portfolio of Investments.

     During the year, the Portfolio had investment transactions executed through State Street Global Markets LLC. For the year ended December 31, 2002, the Portfolio paid brokerage commissions to State Street Global Markets LLC, of $218,481.

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interests of State Street Equity 500 Index Portfolio:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments and schedule of futures contracts, of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds)(the "Portfolio") as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period from March 1, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period from March 1, 2000 (commencement of operations) to December 31, 2000, in conformity with accounting principles generally accepted in the United States.

                                                           -s- ERNST & YOUNG LLP

Boston, Massachusetts
February 7, 2003

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
December 31, 2002
--------------------------------------------------------------------------------

                           STATE STREET MASTER FUNDS

                                                                                      NUMBER OF
                                                                                    PORTFOLIOS IN        OTHER
                         POSITION(S)   TERM OF OFFICE                               FUND COMPLEX     DIRECTORSHIPS
NAME, ADDRESS, AND        HELD WITH    AND LENGTH OF       PRINCIPAL OCCUPATION      OVERSEEN BY        HELD BY
AGE                         FUND        TIME SERVED       DURING PAST FIVE YEARS       TRUSTEE          TRUSTEE
------------------       -----------  ----------------    ----------------------    -------------    -------------
NON-INTERESTED TRUSTEES

Michael F. Holland        Trustee     Term: Indefinite  Chairman, Holland &               14        Trustee, State
Age: 58                   and         Elected: 7/99     Company L.L.C. (investment                  Street
375 Park Avenue           Chairman                      adviser), 1995 to present                   Institutional
New York, NY 10152        of the                                                                    Investment
                          Board                                                                     Trust; Director
                                                                                                    of the Holland
                                                                                                    Series Fund,
                                                                                                    Inc.; and
                                                                                                    Director, The
                                                                                                    China Fund,
                                                                                                    Inc.

William L. Boyan          Trustee     Term: Indefinite  Trustee of Old Mutual             14        Trustee, State
Age: 66                               Elected: 7/99     South Africa Master Trust                   Street
86 A Beacon Street                                      1997 to present                             Institutional
Boston, MA 02108                                        (investments); Chairman,                    Investment
                                                        Children's Hospital 1984                    Trust; and
                                                        to current; Director                        Trustee, Old
                                                        Boston Plan for                             Mutual South
                                                        Excellence, 1994 to                         Africa Master
                                                        current (non-profit);                       Trust
                                                        President and Chief
                                                        Operations Officer, John
                                                        Hancock Mutual Life
                                                        Insurance Company, 1959 to
                                                        1999. Mr. Boyan retired in
                                                        1999.

Rina K. Spence            Trustee     Term: Indefinite  President of SpenceCare           14        Trustee, State
Age: 54                               Elected: 7/99     International LLC 1998 to                   Street
7 Acacia Street                                         present; Member of the                      Institutional
Cambridge, MA 02138                                     Advisory Board, Ingenium                    Investment
                                                        Corp., 2001 to present                      Trust; Director
                                                        (technology company);                       of Berkshire
                                                        Chief Executive Officer                     Life Insurance
                                                        IEmily.com, 2000 to 2001                    Company of
                                                        (internet company); Chief                   America; and
                                                        Executive Officer of                        Director,
                                                        Consensus Pharmaceutical,                   IEmily.com
                                                        Inc., 1998 to 1999;                         (internet
                                                        Founder, President, and                     company)
                                                        Chief Executive Officer of
                                                        Spence Center for Woman's
                                                        Health, 1994 to 1998; and
                                                        Trustee, Eastern
                                                        Enterprise, 1988 to 2000
                                                        (utilities).

Douglas T. Williams       Trustee     Term: Indefinite  Executive Vice President          14        Trustee, State
Age: 62                               Elected: 7/99     of Chase Manhattan Bank,                    Street
P.O. Box 5049                                           1987 to 1999. Mr. Williams                  Institutional
Boston, MA 02206                                        retired in 1999.                            Investment
                                                                                                    Trust

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
December 31, 2002
--------------------------------------------------------------------------------

                           STATE STREET MASTER FUNDS

                                                                                      NUMBER OF
                                                                                    PORTFOLIOS IN       OTHER
                         POSITION(S)   TERM OF OFFICE                               FUND COMPLEX    DIRECTORSHIPS
NAME, ADDRESS, AND        HELD WITH    AND LENGTH OF       PRINCIPAL OCCUPATION      OVERSEEN BY       HELD BY
AGE                         FUND        TIME SERVED       DURING PAST FIVE YEARS       TRUSTEE         TRUSTEE
------------------       -----------  ----------------    ----------------------    -------------   -------------
OFFICERS

Kathleen C. Cuocolo       President   Term: Indefinite  Executive Vice President          --              --
Age: 50                               Elected: 5/00     of State Street Bank and
Two Avenue de Lafayette                                 Trust Company since 2000;
Boston, MA 02111                                        and Senior Vice President
                                                        of State Street Bank and
                                                        Trust Company, 1982 to
                                                        2000.

Janine L. Cohen           Treasurer   Term: Indefinite  Senior Vice President of          --              --
Age: 49                               Elected: 5/00     State Street Bank and
Two Avenue de Lafayette                                 Trust Company since 2001;
Boston, MA 02111                                        and Vice President of
                                                        State Street Bank and
                                                        Trust Company, 1992 to
                                                        2000.

Julie A. Tedesco          Secretary   Term: Indefinite  Vice President and Counsel        --              --
Age: 45                               Elected: 5/00     of State Street Bank &
One Federal Street                                      Trust Company since 2000;
Boston, MA 02110                                        and Counsel of First Data
                                                        Investor Services Group,
                                                        Inc., 1994 to 2000.

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

SCHEDULE OF INVESTMENTS
December 31, 2002
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
COMMON STOCKS -
+1-800 CONTACTS, INC..........    2,200   $     60,654
+1-800-FLOWERS.COM, Inc.......    2,824         17,650
 1st Source Corporation.......    5,140         86,095
+3D Systems Corporation.......    2,989         23,314
+3TEC Energy Corporation......    3,221         45,706
+4Kids Entertainment, Inc.....    2,563         56,591
+7-Eleven, Inc................    6,779         50,842
+II-VI Incorporated...........    2,286         36,713
+@Road, Inc...................    4,400         18,172
+A.C. Moore Arts & Crafts,
  Inc.........................    4,100         52,111
+A.M. Castle & Company........    3,700         16,835
 A.O. Smith Corporation.......    4,881        131,836
 A. Schulman, Inc.............    9,706        180,629
 AAR Corp.....................    7,668         39,490
 ABC Bancorp..................    4,300         55,685
+ABIOMED, Inc.................    7,064         25,713
 ABM Industries, Inc..........   10,770        166,935
+ACT Manufacturing, Inc.......    2,541              4
+ADE Corporation..............    5,917         35,324
+ADVO Systems, Inc............    5,290        173,671
+AEP Industries Inc...........      500          6,535
+AFC Enterprises, Inc.........    4,900        102,949
 AGL Resources Inc............   16,385        398,156
+ALARIS Medical, Inc..........    4,000         24,400
+AMC Entertainment Inc........    7,200         63,720
 AMCOL International
   Corporation................    4,473         25,943
 AMCORE Financial, Inc........    6,218        134,931
+AMERIGROUP Corporation.......    3,200         96,992
 AMETEK, Inc..................    9,878        380,204
+ANADIGICS, Inc...............   10,322         26,631
+ANC Rental Corporation.......    8,374            419
+ANSYS, Inc...................    4,916         99,303
+APAC Customer Services Inc...    7,538         17,639
+ARIAD Pharmaceuticals,
  Inc.........................    8,419         20,206
+ATMI, Inc....................    7,757        143,660
+AVANIR Pharmaceuticals (Class
  A)..........................    7,700          7,700
+AXT, Inc.....................    5,456          9,821
+aaiPharma Inc................    4,000         56,080
+Aaon, Inc....................    1,700         31,331
 Aaron Rents, Inc.............    4,708        103,011
+Abgenix, Inc.................   21,300        156,981
+Acacia Research - Acacia
  Technologies................    4,331         10,438
+Acacia
  Research - CombiMatrix......    2,418          8,800
 Acadia Realty Trust..........    6,701         49,721
+Acclaim Entertainment Inc....   26,761         17,662
+Acme Communications, Inc.....    1,200          9,564
+Actel Corp...................    6,816        110,556
+Acterna Corporation..........    7,800          1,248
 Action Performance Companies,
   Inc........................    4,900         93,100
+Active Power, Inc............   13,800         24,564
+Actuant Corporation (Class
  A)..........................    2,200        102,190
+Actuate Corporation..........   12,799         22,654
 Acuity Brands, Inc...........   11,160        151,106

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Adelphia Business Solutions,
  Inc.........................    6,225   $        143
+Administaff, Inc.............    7,361         44,166
+Adolor Corporation...........    8,600        117,992
+Adtran, Inc..................    6,400        210,560
+Advanced Digital Information
  Corporation.................   19,634        131,744
+Advanced Energy Industries,
  Inc.........................    5,212         66,297
 Advanced Marketing Services,
   Inc........................    4,981         73,221
+Advanced Neuromodulation
  Systems, Inc................    3,200        112,320
+Advanced Power Technology,
  Inc.........................      500          1,625
+Advanced Tissue Sciences,
  Inc.........................   16,190            664
 Advanta Corp. (Class B)......    5,000         46,950
+The Advisory Board Company...    2,200         65,780
+Aeroflex Incorporated........   16,412        113,243
+Aeropostale, Inc.............    2,900         30,653
+Aether Systems, Inc..........   14,400         54,144
+Aftermarket Technology
  Corp........................    3,400         49,300
+Agile Software Corporation...   11,002         85,155
 Airborne, Inc................   12,601        186,873
+Airgas, Inc..................   15,513        267,599
+AirGate PCS, Inc.............    7,117          4,413
+AirTran Holdings, Inc........   15,220         59,358
+Akamai Technologies, Inc.....   35,500         61,415
+Aksys, Ltd...................    5,700         30,210
 Alabama National
   BanCorporation.............    2,421        105,314
 Alamo Group Inc..............      500          6,125
+Alamosa Holdings, Inc........   18,725          9,737
+Alaska Air Group, Inc........    6,099        132,043
+Alaska Communications Systems
  Holdings, Inc...............    5,123          9,426
 Albany International Corp.
   (Class A)..................    5,826        120,365
+Albany Molecular Research,
  Inc.........................    6,587         97,428
+Alderwoods Group, Inc........    9,400         44,453
 Alexander & Baldwin, Inc.....   12,292        317,011
+Alexander's, Inc.............      367         23,690
 Alexandria Real Estate
   Equities, Inc..............    4,856        206,866
+Alexion Pharmaceuticals,
  Inc.........................    6,180         87,262
 Alfa Corporation.............   10,240        122,993
 Alico, Inc...................      900         23,940
+Align Technology, Inc........    6,400         17,670
+Alkermes, Inc................   14,600         91,542
+Allegiance Telecom, Inc......   21,900         14,673
 Allegiant Bancorp, Inc.......    2,400         43,750
+Allen Telecom Inc............    7,984         75,608
+Alliance Gaming Corporation..   12,800        217,984
+Alliance Imaging, Inc........    2,200         11,660
+Alliance Semiconductor
  Corporation.................    9,241         36,317
+Allos Therapeutics Inc.......    5,300         39,856
+Alloy, Inc...................    8,067         88,334

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2002
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Allscripts Healthcare
  Solutions, Inc..............    6,741   $     16,111
 Alpharma, Inc. (Class A).....    7,525         89,623
+Altiris, Inc.................    2,200         35,024
+Ambassadors Group, Inc.......      500          6,471
+Amerco.......................    4,641         20,513
 American Capital Strategies,
   Ltd........................   12,689        273,956
 American Financial Holdings,
   Inc........................    7,154        213,762
+American Healthways, Inc.....    3,750         65,625
 American Home Mortgage
   Holdings, Inc..............    1,100         12,100
+American Italian Pasta
  Company (Class A)...........    4,434        159,535
+American Management Systems,
  Incorporated................   11,095        133,029
+American Medical Security
  Group, Inc..................    2,500         34,950
+American Medical Systems
  Holdings, Inc...............    6,500        105,365
 American National Bankshares
   Inc........................    2,100         54,600
+American Pharmaceutical
  Partners, Inc...............    3,300         58,740
+American Physicians Capital,
  Inc.........................    2,671         50,242
 American States Water
   Company....................    3,585         82,993
+American Superconductor
  Corporation.................    8,962         26,976
+American Tower Corporation
  (Class A)...................   44,600        157,438
 American Woodmark
   Corporation................    1,600         76,000
+AmeriPath, Inc...............    8,701        187,072
+Ameristar Casinos, Inc.......    4,100         57,810
+Ameritrade Holding
  Corporation.................   43,900        248,474
 Ameron International
   Corporation................      800         44,120
 Amli Residential Properties
   Trust......................    4,840        102,995
+AmSurg Corp..................    6,300        128,709
+Amylin Pharmaceuticals,
  Inc.........................   17,925        289,310
 Analogic Corporation.........    2,272        114,254
+Anaren Microwave, Inc........    6,522         57,394
 Anchor Bancorp, Inc..........    6,437        133,568
 Angelica Corporation.........    1,800         37,170
+Anixter International Inc....    9,072        210,924
+AnnTaylor Stores
  Corporation.................   11,941        243,835
+AnswerThink Consulting Group,
  Inc.........................   12,179         30,448
+Anteon International
  Corporation.................    3,900         93,600
 Anthracite Capital, Inc......   13,300        144,970
+Antigenics Inc...............    7,713         78,981
 Anworth Mortgage Asset
   Corporation................    8,000        100,560
 Apex Mortgage Capital,
   Inc........................   11,000         71,940
+Aphton Corporation...........    3,524         13,708

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
 Apogee Enterprises, Inc......    9,800   $     87,720
+Applera Corporation - Celera
  Genomics Group..............   18,500        176,675
+Applica Incorporated.........    5,896         29,480
+Applied Films Corporation....    2,800         55,972
 Applied Industrial
   Technologies, Inc..........    6,707        126,762
+Applied Molecular
  Evolution...................    3,200          6,560
+Apria Healthcare Group
  Inc.........................   11,100        246,864
+Arbitron Inc.................    8,158        273,293
 Arch Chemicals, Inc..........    5,456         99,572
 Arch Coal, Inc...............   12,100        261,239
 Arctic Cat Inc...............    5,743         91,888
+Arden Group, Inc. (Class
  A)..........................      432         26,145
+Arena Pharmaceuticals,
  Inc.........................    5,800         37,758
 Argonaut Group, Inc..........    6,166         90,949
+Argosy Gaming Company........    6,225        117,839
+Ariba, Inc...................   73,700        182,776
+Arkansas Best Corporation....    6,641        172,540
+Armor Holdings, Inc..........    7,216         99,364
+ArQule, Inc..................    6,211         18,944
+Array BioPharma Inc..........    3,900         21,645
+Arris Group Inc..............   21,000         74,970
 Arrow Financial
   Corporation................    1,858         57,171
 Arrow International, Inc.....    2,654        107,938
+Artesyn Technologies, Inc....   15,467         59,393
+ArthroCare Corporation.......    6,420         63,237
+Artisan Components, Inc......    3,800         58,634
+Asbury Automotive Group
  Inc.........................      600          5,046
+Ascent Media Group, Inc.
  (Class A)...................    1,398          1,566
+Ascential Software
  Corporation.................   67,981        163,154
+AsianInfo Holdings, Inc......    9,397         59,577
+Aspect Communications
  Corporation.................   12,500         35,500
+Aspen Technology, Inc........   10,708         30,304
 Associated Estates Realty
   Corporation................    4,700         31,725
+Astec Industries, Inc........    4,417         43,861
+AstroPower, Inc..............    5,500         43,945
+Asyst Technologies, Inc......   10,841         79,681
+AtheroGenics, Inc............    5,200         38,532
+Atlantic Coast Airlines
  Holdings, Inc...............   10,923        131,404
+Atlas Air, Inc...............    4,798          7,245
 Atmos Energy Corporation.....   11,338        264,402
+Atrix Laboratories, Inc......    6,600        101,237
+Atwood Oceanics, Inc.........    3,227         97,133
+Audiovox Corporation (Class
  A)..........................    3,885         40,175
+August Technology Corp.......    1,200          6,072
+Aurora Food Inc..............    6,879          5,366
+Avanex Corporation...........   10,678         11,191
+Avatar Holdings Inc..........    1,200         27,600
+Avenue A, Inc................    6,100         17,690
+Aviall, Inc..................    3,800         30,590
+Avid Technology, Inc.........    7,894        181,167
+Avigen, Inc..................    5,878         33,563
 Avista Corporation...........   13,475        155,771

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2002
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Avocent Corporation..........   11,594   $    257,619
+Axcelis Technologies, Inc....   30,500        171,075
+Aztar Corporation............    8,391        119,823
+BARRA, Inc...................    4,759        144,340
+BE Aerospace, Inc............   13,300         48,412
 BEI Technologies, Inc........    2,532         28,333
+BKF Capital Group, Inc.......    1,000         17,650
 BSB Bancorp, Inc.............    1,941         40,703
+BWAY Corporation.............      500          9,890
 Baldor Electric Company......    7,871        155,452
 Baldwin & Lyons, Inc. (Class
   B).........................    2,426         57,132
+Bally Total Fitness Holding
  Corporation.................    7,441         52,757
 The Banc Corporation.........    6,200         48,112
 BancFirst Corporation........    1,045         49,115
 Bandag, Incorporated.........    2,574         99,562
 Bank Mutual Corporation......    2,300         53,199
 Bank of Granite Corp.........    3,986         69,755
 Bank of the Ozarks, Inc......      600         14,064
 BankAtlantic Bancorp, Inc.
   (Class A)..................   13,442        127,027
+BankUnited Financial
  Corporation (Class A).......    7,173        116,059
 Banner Corporation...........    2,213         41,737
 Banta Corporation............    7,894        246,845
 Barnes Group Inc.............    3,957         80,525
 Bassett Furniture Industries,
   Incorporated...............    2,100         30,072
+Bay View Capital
  Corporation.................   18,314        105,306
 Beasley Broadcast Group, Inc.
   (Class A)..................    2,833         33,883
+Beazer Homes USA, Inc........    3,717        225,250
+bebe stores, inc.............    1,840         24,656
 Bedford Property Investors,
   Inc........................    3,799         97,596
 Bel Fuse Inc.................    2,259         45,519
 Belden Inc...................    7,069        107,590
+Bell Microproducts Inc.......    4,820         26,703
+Benchmark Electronics,
  Inc.........................    7,191        206,094
+Benihana Inc. (Class A)......    2,070         27,945
+Bentley Pharmaceuticals,
  Inc.........................    2,000         16,100
 Berkshire Hills Bancorp,
   Inc........................    1,100         25,905
 Berry Petroleum Company
   (Class A)..................    3,701         63,102
+Beverly Enterprises, Inc.....   25,226         71,894
+BioMarin Pharmaceutical
  Inc.........................    8,648         60,968
+Biopure Corporation..........    7,072         26,308
+Bio-Rad Laboratories, Inc.
  (Class A)...................    4,828        186,844
+Bio-Reference Laboratories,
  Inc.........................      800          4,936
+BioReliance Corporation......      400          9,268
+Biosite Diagnostics
  Incorporated................    3,649        124,139
+Bio-Technology General
  Corp........................   17,467         55,912
 Black Box Corporation........    5,488        245,862
 Black Hills Corporation......    8,500        225,420
 Blair Corporation............    1,600         37,312
 Blyth, Inc...................    9,779        261,686

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
 Bob Evans Farms, Inc.........   10,880   $    254,048
+Boca Resorts, Inc. (Class
  A)..........................    6,657         71,230
+The Bombay Company, Inc......   13,200         66,000
+Bone Care International,
  Inc.........................    1,810         17,611
+Borland Software
  Corporation.................   16,567        203,774
+The Boston Beer Company, Inc.
  (Class A)...................    1,500         21,450
+Boston Communications Group,
  Inc.........................    3,221         40,939
 Boston Private Financial
   Holdings, Inc..............    6,493        128,951
 BostonFed Bancorp, Inc.......    1,800         48,060
 Bowne & Co., Inc.............    9,782        116,895
+Boyd Gaming Corporation......    8,715        122,446
+The Boyds Collection, Ltd....    5,129         34,108
 Boykin Lodging Company.......    3,132         29,221
+Bradley Pharmaceuticals,
  Inc.........................    1,400         18,242
 Brady Corporation............    5,147        171,652
 Brandywine Realty Trust......    6,647        144,971
 Briggs & Stratton
   Corporation................    5,859        248,832
+Bright Horizons Family
  Solutions, Inc..............    2,502         70,356
+BriteSmile, Inc..............    3,450          1,139
+Broadwing Inc................   58,000        204,160
 Brookline Bancorp, Inc.......   18,187        216,425
+Brooks-PRI Automation,
  Inc.........................   10,488        120,192
+Brookstone, Inc..............    1,300         18,798
 Brown Shoe Company, Inc......    5,179        123,416
+Bruker Daltonics, Inc........    5,387         26,181
+Brush Engineered Materials
  Inc.........................    7,311         40,211
 Bryn Mawr Bank Corporation...    1,600         58,608
+Buca, Inc....................    5,449         45,336
+Buckeye Technologies Inc.....    6,998         43,038
+The Buckle, Inc..............    1,249         22,482
 Building Materials Holding
   Corporation................    2,600         37,180
 Burlington Coat Factory
   Warehouse Corporation......    5,292         94,991
 Burnham Pacific Properties,
   Inc........................   13,778         10,471
 Bush Industries, Inc.........    3,908         18,915
 Butler Manufacturing
   Company....................    1,100         21,285
 C&D Technologies, Inc........    6,894        121,817
+CACI International Inc.
  (Class A)...................    8,116        289,254
 CARBO Ceramics Inc...........    2,168         73,062
 CB Bancshares, Inc...........    1,500         63,780
 CBL & Associates Properties,
   Inc........................    6,373        255,239
 CCBT Financial Companies
   Inc........................    2,500         64,200
+CCC Information Services
  Group Inc...................    3,506         62,232
+C-COR.net Corp...............   10,534         34,973
+CDI Corp.....................    3,701         99,853
 CFS Bancorp, Inc.............    3,500         50,050
 CH Energy Group, Inc.........    4,689        218,648
+CIBER, Inc...................   15,202         78,290

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2002
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+CIMA Labs Inc................    4,472   $    108,182
 CIRCOR International, Inc....    1,800         28,620
+CKE Restaurants, Inc.........   12,300         52,890
 CLARCOR Inc..................    7,055        227,665
 CNA Surety Corporation.......    3,086         24,225
+CNET Networks, Inc...........   39,300        106,503
+CONMED Corporation...........    7,728        151,392
 CPB Inc......................    3,438         94,373
 CPI Corp.....................    2,398         34,747
+CSK Auto Corporation.........    6,934         76,274
+CSS Industries, Inc..........    1,075         35,583
 CT Communications, Inc.......    3,555         40,172
 CTS Corporation..............    8,708         67,487
+CUNO Incorporated............    4,431        146,755
+CV Therapeutics, Inc.........    7,400        134,828
 CVB Financial Corp...........    6,988        177,705
+Cable Design Technology......   12,884         76,016
+Cabot Microelectronics
  Corporation.................    6,300        297,360
 Cabot Oil & Gas Corporation
   (Class A)..................    7,974        197,596
+Cadiz Inc....................   12,359          6,797
+Cal Dive International,
  Inc.........................   11,337        266,420
 Calgon Carbon Corporation....    9,701         47,923
 California First National
   Bancorp....................    2,300         29,440
+California Pizza Kitchen,
  Inc.........................    5,000        126,000
 California Water Service
   Group......................    3,796         89,927
+Caliper Technologies Corp....    6,467         19,401
 Cambrex Corporation..........    6,985        211,017
 Camden National Corporation..    1,500         36,300
+Caminus Corporation..........    3,672          8,592
+Cantel Medical Corp..........      900         11,394
 Capital Automotive...........    6,750        159,975
 Capital City Bank Group,
   Inc........................    1,982         77,675
 Capitol Bancorp Ltd..........    1,200         27,840
 Capstead Mortgage
   Corporation................    3,877         95,568
+Capstone Turbine
  Corporation.................   22,500         20,250
 Caraustar Industries, Inc....    7,674         72,750
+Cardiac Science, Inc.........   16,500         36,465
+CardioDynamics International
  Corporation.................    7,132         21,895
 Carlisle Companies
   Incorporated...............    9,136        378,048
+Carmike Cinemas, Inc.........      200          3,930
 Carpenter Technology
   Corporation................    5,226         65,064
+Carreker Corporation.........    6,595         29,875
 Cascade Bancorp..............    2,100         29,022
 Cascade Corporation..........    1,300         20,735
 Cascade Natural Gas
   Corporation................    3,222         64,440
+Casella Waste Systems,
  Inc.........................    4,878         43,365
 Casey's General Stores,
   Inc........................   12,907        157,594
 Cash America International,
   Inc........................    4,719         44,925
+Catapult Communications
  Corporation.................    1,572         18,785
 Cathay Bancorp, Inc..........    3,908        148,465

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
 The Cato Corporation (Class
   A).........................    4,297   $     92,772
+Cell Genesys, Inc............    9,424        105,087
+Cell Therapeutics, Inc.......   12,031         87,465
+Centene Corporation..........    2,200         73,898
+Centennial Communications
  Corp........................    1,526          3,983
 Center Trust, Inc............    5,900         46,020
 Centex Construction Products,
   Inc........................    1,277         44,887
+Centillium Communications,
  Inc.........................    9,409         21,264
+Central Coast Bancorp........    3,212         63,469
+Central Garden & Pet
  Company.....................    4,800         88,848
 Central Parking
   Corporation................    5,085         95,903
 Central Vermont Public
   Service Corporation........    3,403         62,207
+Century Aluminum Company.....    5,302         39,288
 Century Bancorp, Inc. (Class
   A).........................    1,400         37,128
+Century Business Services,
  Inc.........................   17,933         47,522
+Cepheid, Inc.................    8,800         44,862
+Ceres Group, Inc.............      400            768
+Cerus Corporation............    3,425         73,638
+Champion Enterprises, Inc....   14,227         40,547
+Championship Auto Racing
  Teams, Inc..................    4,832         17,878
+Champs Entertainment, Inc....      700          6,657
+Charles River Associates
  Incorporated................    3,200         45,312
+Charlotte Russe Holding
  Inc.........................    2,600         27,586
+Charming Shoppes, Inc........   37,740        157,753
 Charter Financial
   Corporation................      500         15,540
 Charter Municipal Mortgage
   Acceptance Company.........   11,345        197,063
 Chateau Communities, Inc.....    7,508        172,684
+Chattem, Inc.................    3,400         69,870
+Checkers Drive-In
  Restaurants, Inc............      900          5,634
+Checkpoint Systems, Inc......    9,323         96,400
 Chelsea Property Group,
   Inc........................    9,374        312,248
 Chemed Corporation...........    2,886        102,020
 Chemical Financial
   Corporation................    5,763        185,280
+Cherokee Inc.................      700         10,220
 Chesapeake Corporation.......    3,692         65,902
 Chesapeake Energy
   Corporation................   42,287        327,301
+Chicago Pizza & Brewery,
  Inc.........................    5,200         35,880
+The Children's Place Retail
  Stores, Inc.................    2,685         28,568
+ChipPAC, Inc.................   11,851         42,071
+Chiquita Brands
  International, Inc..........    9,200        121,992
 Chittenden Corporation.......    8,446        215,204
+Choice Hotels International,
  Inc.........................    6,679        151,613
+Cholestech Corporation.......    2,600         18,096
+Chordiant Software, Inc......    7,848         11,301

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2002
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Christopher & Banks
  Corporation.................    6,652   $    138,029
 Churchill Downs
   Incorporated...............    1,332         50,856
+Ciphergen Biosystems, Inc....    3,100         10,695
+Cirrus Logic, Inc............   19,300         55,584
 Citizens First Bancorp,
   Inc........................    1,600         33,694
+Citizens, Inc................    6,155         46,163
 City Holding Company.........    5,593        158,002
 CityBank.....................    2,099         51,950
 Claire's Stores, Inc.........   11,560        255,129
+Clark/Bardes, Inc............    3,300         63,525
+ClearOne Communications
  Inc.........................    1,100          4,895
 Cleco Corporation............   12,267        171,738
+Cleveland-Cliffs Inc.........    2,559         50,796
+Closure Medical
  Corporation.................    1,113         11,664
 Coachmen Industries, Inc.....    2,907         45,931
 Coastal Bancorp, Inc.........    1,132         36,620
 Coastal Financial
   Corporation................    3,300         45,012
+Cobalt Corporation...........    2,000         27,600
 CoBiz Inc....................    2,184         32,432
 Coca-Cola Bottling Co.
   Consolidated...............      287         18,514
+Cognex Corporation...........   10,456        192,704
+Cognizant Technology
  Solutions Corporation.......    2,568        185,487
+Coherent, Inc................    8,080        161,196
 Cohu, Inc....................    6,718         98,755
+Coinstar, Inc................    6,692        151,574
+Coldwater Creek Inc..........      898         17,242
+Cole National Corporation
  (Class A)...................    1,900         21,660
+Collins & Aikman
  Corporation.................    6,778         30,162
 Colonial Properties Trust....    4,306        146,146
 Columbia Bancorp.............    2,800         61,684
+Columbia Banking System,
  Inc.........................    5,635         71,057
+Columbia Laboratories,
  Inc.........................    7,604         25,549
+Columbus McKinnon
  Corporation.................    5,500         21,016
 Comdisco Holding Company,
   Inc........................   25,577          2,097
+Comfort Systems USA, Inc.....    7,000         23,450
 The Commerce Group, Inc......    6,545        245,372
 Commercial Federal
   Corporation................   12,527        292,505
 Commercial Metals Company....    7,078        114,947
 Commercial Net Lease Realty..   10,375        159,049
 Commonwealth Bancorp, Inc....    2,600        120,562
+Commonwealth Telephone
  Enterprises, Inc............    3,533        126,623
+CommScope, Inc...............   13,188        104,185
 Community Bank System, Inc...    2,600         81,510
 Community Banks, Inc.........    2,096         58,059
 Community First Bankshares,
   Inc........................   12,240        323,870
 Community Trust Bancorp,
   Inc........................    2,970         74,666
+CompuCom Systems, Inc........    4,700         26,367
+CompuCredit Corporation......    3,289         23,253

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Computer Horizons Corp.......   13,100   $     42,837
+Computer Network Technology
  Corporation.................    9,654         68,543
+Computer Programs and
  Systems, Inc................    1,500         37,140
 CompX International Inc......    2,551         21,352
+Comstock Resources, Inc......    5,057         46,980
+Conceptus, Inc...............    5,500         65,890
+Concord Camera Corp..........    5,774         31,353
+Concord Communications,
  Inc.........................    5,400         48,546
+Concurrent Computer
  Corporation.................   15,579         44,868
 Connecticut Bancshares,
   Inc........................    2,700        103,815
 Connecticut Water Service,
   Inc........................    2,589         65,323
+Connetics Corporation........   10,002        120,224
+Consolidated Graphics,
  Inc.........................    2,300         51,175
+Constellation 3D, Inc........    2,000             20
 Cooper Companies, Inc........    9,184        229,784
+CoorsTek, Inc................    2,752         70,314
+Corinthian Colleges, Inc.....   11,138        421,685
+Corixa Corporation...........   14,757         94,297
 Corn Products International,
   Inc........................    9,589        288,917
+Cornell Companies, Inc.......    2,400         21,600
 Cornerstone Realty Income
   Trust, Inc.................   14,003        111,464
+The Corporate Executive Board
  Company.....................   10,642        339,693
 Corporate Office Properties
   Trust......................    3,800         53,314
 Correctional Properties
   Trust......................    1,200         26,040
+Corrections Corporation of
  America.....................    7,394        126,807
 Corus Bankshares, Inc........    2,976        129,932
+CorVel Corporation...........    1,257         44,938
+Cost Plus, Inc...............    6,076        174,199
+CoStar Group Inc.............    3,550         65,498
 Courier Corporation..........      600         27,504
+Covance Inc..................   18,391        452,235
+Covansys Corporation.........    4,009         15,066
+Covanta Energy Corporation...   18,520            148
+Covenant Transport, Inc.
  (Class A)...................    1,000         18,960
 Crawford & Company (Class
   B).........................    8,009         40,045
+Cray, Inc....................   14,700        112,749
+Credence Systems
  Corporation.................   16,368        152,713
+Credit Acceptance
  Corporation.................    2,849         18,179
+Cree, Inc....................   20,500        335,175
 Crompton Corporation.........   31,360        186,592
+Cross Country, Inc...........   10,200        142,290
+Cross Media Marketing
  Corporation.................    1,000            550
 Crown American Realty Trust..    6,100         56,120
+Crown Castle International
  Corp........................   56,700        212,625
+Crown Cork & Seal Company,
  Inc.........................   44,569        354,324

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2002
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Crown Media Holdings, Inc.
  (Class A)...................    7,298   $     16,493
+CryoLife, Inc................    8,228         56,197
 Cubic Corporation............    4,252         78,364
+Cubist Pharmaceuticals,
  Inc.........................    9,267         76,267
+Culp, Inc....................    2,800         23,800
+CuraGen Corporation..........   14,200         66,030
+Curative Health Services,
  Inc.........................    3,800         65,550
 Curtiss-Wright Corporation...    2,967        189,354
+Cyberonics, Inc..............    6,769        124,550
+Cytec Industries Inc.........   12,093        329,897
 D & K Healthcare Resources,
   Inc........................    4,700         48,133
+DDi Corp.....................   19,860          4,369
+DHB Capital Group Inc........    1,600          2,656
+DIANON Systems, Inc..........    2,779        132,586
 DIMON Incorporated...........   14,555         87,330
+DJ Orthopedics Incorporated..      200            752
 DQE, Inc.....................   21,402        326,166
+DRS Technologies, Inc........    5,668        177,578
+DSP Group, Inc...............    8,483        134,201
+DVI, Inc.....................    2,507         18,928
+Daisytek International
  Corporation.................    6,511         51,632
+Daktronics, Inc..............    3,299         44,141
 Datascope Corp...............    3,470         86,059
+Datastream Systems, Inc......    4,511         28,870
+Dave & Buster's, Inc.........    2,000         17,300
 Deb Shops, Inc...............      500         11,105
+deCODE GENETICS, INC.........    7,100         13,135
+Del Laboratories, Inc........      735         14,847
+Del Monte Foods Company......   14,848        114,330
+dELiA*s Corp. (Class A)......    8,800          3,960
 Delphi Financial Group, Inc.
   (Class A)..................    3,480        132,101
 Delta and Pine Land Company..   10,478        213,856
+Deltagen, Inc................    5,100          2,448
 Deltic Timber Corporation....    3,109         83,010
+Denbury Resources Inc........    8,670         97,971
+Dendrite International,
  Inc.........................    7,864         58,744
+Department 56, Inc...........    2,200         28,380
+DiamondCluster International,
  Inc. (Class A)..............    7,719         24,238
+Digene Corporation...........    4,224         48,407
+Digimarc Corporation.........    2,637         29,904
+Digital Insight
  Corporation.................    7,830         68,043
+Digital River, Inc...........    7,800         93,210
+Digitas Inc..................    2,428          8,401
 Dime Community Bancshares....    7,166        137,229
+Dionex Corporation...........    5,131        152,442
+Discovery Partners
  International...............    2,900          8,062
+Diversa Corporation..........    6,978         63,151
+divine, Inc. (Class A).......      712            997
+DocuCorp International,
  Inc.........................    1,200          7,945
+Documentum, Inc..............   11,177        175,032
+Dollar Thrifty Automotive
  Group, Inc..................    6,295        133,139
+DoubleClick Inc..............   32,700        185,082

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
 Dover Downs Gaming &
 Entertainment, Inc...........    2,278   $     20,707
 Dover Motorsports, Inc.......    7,640         35,526
+The Dress Barn, Inc..........    6,545         87,049
+Drew Industries
  Incorporated................    2,300         36,915
+Drexler Technology
  Corporation.................    3,100         39,060
+Dril-Quip, Inc...............    1,688         28,527
+Drugstore.com, Inc...........   12,300         29,520
+Duane Reade Inc..............    6,628        112,676
+Ducommun Incorporated........    2,800         44,380
+DuPont Photomasks, Inc.......    2,908         67,611
+Dura Automotive Systems,
  Inc.........................    5,053         50,732
+Durect Corporation...........    5,400         10,908
+Dycom Industries, Inc........   12,702        168,302
+Dynacq International, Inc....    2,552         36,667
+Dynamic Research
  Corporation.................    1,300         18,213
 EDO Corporation..............    5,126        106,518
+EGL, Inc.....................    9,995        142,429
+EMCOR Group, Inc.............    4,218        223,596
+EMCORE Corporation...........   14,286         31,286
+EMS Technologies, Inc........    2,200         34,344
+EPIQ Systems, Inc............    2,145         32,861
+EPIX Medical, Inc............    2,500         18,075
+ESCO Technologies Inc........    3,966        146,742
+ESS Technology, Inc..........   10,929         68,743
+E.piphany, Inc...............   21,080         87,904
+EarthLink, Inc...............   34,500        188,025
+EarthShell Corporation.......    8,256          4,788
 East West Bancorp, Inc.......    7,298        263,312
 EastGroup Properties, Inc....    3,927        100,139
+Echelon Corporation..........    7,313         81,979
+Eclipsys Corporation.........   10,031         53,666
+eFunds Corporation...........   13,588        123,787
+El Paso Electric Company.....   13,508        148,588
+Electro Rent Corporation.....    2,553         30,945
+Electro Scientific
  Industries, Inc.............    8,561        171,220
+Electroglas, Inc.............   12,920         19,897
+Electronics Boutique Holdings
  Corp........................    3,431         54,244
+Electronics for Imaging,
  Inc.........................   14,939        242,923
+Elizabeth Arden, Inc.........    4,693         69,456
 ElkCorp......................    6,351        109,872
+Embarcadero Technologies,
  Inc.........................    2,230         13,313
+Embrex, Inc..................    1,100         12,241
 Empire District Electric
   Company....................    7,268        132,278
+Encore Acquisition Company...    1,300         23,946
+Encore Wire Corporation......    2,500         22,625
+Endo Pharmaceuticals
  Holdings, Inc...............    4,500         34,646
+Endocardial Solutions,
  Inc.........................      700          2,366
+Endocare, Inc................    8,603         19,357
 Energen Corporation..........    9,892        287,857
+Energy Conversion Devices,
  Inc.........................    4,264         41,791
+Energy Partners, Ltd.........    6,200         66,340

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2002
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
 EnergySouth, Inc.............    1,900   $     53,580
 Engineered Support Systems,
   Inc........................    4,050        148,473
 Ennis Business Forms, Inc....    3,300         38,346
+Entegris Inc.................   11,900        122,570
+Enterasys Networks, Inc......   40,100         62,556
 Entertainment Properties
   Trust......................    4,080         95,962
+Entrust Technologies Inc.....   12,200         40,992
+Enzo Biochem, Inc............    5,729         80,206
+Enzon, Inc...................   13,200        220,704
+Eon Labs, Inc................    3,300         62,403
 Equity Inns Inc..............    8,640         52,013
 Equity One, Inc..............      300          4,005
+eResearch Technology, Inc....    2,900         48,575
+Escalade, Incorporated.......      300          6,000
+eSPEED, Inc. (Class A).......    7,723        130,835
+Esperion Therapeutics,
  Inc.........................    9,117         65,187
 Essex Property Trust, Inc....    4,495        228,571
+Esterline Technologies
  Corporation.................    5,090         89,940
+eUniverse, Inc...............    5,500         31,240
+Euronet Worldwide, Inc.......    5,300         39,803
+Evergreen Resources, Inc.....    4,996        224,071
+Exact Sciences Corporation...    2,400         25,992
+Exar Corporation.............   11,227        139,215
+Excel Technology, Inc........    1,873         33,508
+Exelixis, Inc................   13,118        104,944
+The Exploration Company of
  Delaware....................    1,800          5,364
+ExpressJet Holdings, Inc.....    7,100         72,775
+Extreme Networks, Inc........   32,100        104,967
+Exult Inc....................   10,900         34,662
+F5 Networks, Inc.............    7,419         79,680
 F&M Bancorp..................    2,572         82,304
+F.A.O., Inc..................    3,100          1,457
 FBL Financial Group, Inc.
   (Class A)..................    2,325         45,268
 FBR Asset Investment
   Corporation................    5,200        176,280
+FEI Company..................    6,155         94,110
+FLIR Systems, Inc............    4,683        228,530
+FMC Corporation..............    7,900        215,828
 FNB Corporation..............    2,000         47,460
+FPIC Insurance Group, Inc....    4,700         32,430
+FSI International, Inc.......    7,244         32,598
+FTI Consulting, Inc..........    5,994        240,659
+Factory 2-U Stores Inc.......    3,727         12,713
 FactSet Research Systems
   Inc........................    6,087        172,079
+FalconStor Software, Inc.....    9,909         38,447
 Farmer Brothers Co...........      171         52,839
 Farmers Capital Bank
   Corporation................    1,685         56,026
+Federal Agricultural Mortgage
  Corporation.................    2,700         82,728
 Federal Realty Investment
   Trust......................   11,530        324,224
 Federal Signal Corporation...   13,759        267,200
 FelCor Lodging Trust Inc.....   12,670        144,945
 Ferro Corporation............    8,476        207,069
 Fidelity Bankshares, Inc.....    3,548         63,509

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Fidelity National Information
 Solutions, Inc...............    4,261   $     73,502
+FileNET Corporation..........    9,282        113,240
+Financial Federal
  Corporation.................    2,967         74,561
 Financial Industries
   Corporation................    1,500         21,360
 Financial Institutions,
   Inc........................    1,600         46,976
+Finisar Corporation..........   43,800         41,610
+The Finish Line, Inc.........    6,733         71,033
+Finlay Enterprises, Inc......      800          9,648
 First Bancorp................    1,924         45,233
 First Busey Corporation......    2,676         61,709
 First Charter Corporation....    7,823        140,814
 First Citizens BancShares,
   Inc. (Class A).............    1,547        149,440
 First Commonwealth Financial
   Corporation................   14,934        171,741
 First Community Bancorp......    2,300         75,741
 First Community Bancshares,
   Inc........................    2,540         78,130
+First Consulting Group,
  Inc.........................    4,674         26,922
 First Defiance Financial
   Corp.......................    2,700         51,030
 First Essex Bancorp, Inc.....    2,316         77,354
 First Federal Capital
   Corp.......................    5,412        104,500
 First Financial Bancorp......    9,187        150,584
 First Financial Bankshares,
   Inc........................    3,012        114,456
 First Financial
   Corporation................    1,922         93,467
 First Financial Holdings,
   Inc........................    4,026         99,684
+First Horizon Pharmaceutical
  Corporation.................    5,000         37,390
 First Indiana Corporation....    3,388         62,746
 First Merchants
   Corporation................    3,430         78,170
 First National Corporation...    2,530         60,720
 First Niagara Financial
   Group, Inc.................    2,868         74,912
 First Oak Brook Bancshares,
   Inc........................      700         21,994
 The First of Long Island
   Corporation................      500         18,250
 First Place Financial
   Corp.......................    2,800         46,564
+First Republic Bank..........    3,800         75,962
 First Sentinel Bancorp
   Inc........................    5,667         81,548
 First South Bancorp, Inc.....    1,400         49,812
 First State Bancorporation...    1,000         24,800
 Firstbank Corp...............    8,729        197,275
 FirstFed America Bancorp,
   Inc........................    1,400         34,790
+FirstFed Financial Corp......    4,900        141,855
 Fisher Communications,
   Inc........................    1,100         57,992
 Flagstar Bancorp, Inc........    4,225         91,260
+Fleetwood Enterprises,
  Inc.........................   11,699         91,837
 Fleming Companies, Inc.......   15,940        104,726
 Florida East Coast
   Industries, Inc............    6,481        150,359
 Florida Rock Industries,
   Inc........................    5,239        199,344
+Flow International
  Corporation.................    7,400         18,870
 Flowers Foods, Inc...........    6,371        124,298
 Flushing Financial
   Corporation................    2,250         36,851
+Foamex International Inc.....    7,900         24,964

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2002
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
 Focal Communications
   Corporation (Warrants)
   (a)........................      221   $          2
+Footstar, Inc................    3,936         27,395
+Forrester Research, Inc......    4,681         72,883
+Forward Air Corporation......    3,388         65,761
+Fossil, Inc..................    6,555        133,329
+Foundry Networks, Inc........   23,800        167,552
 Franklin Electric Co.,
   Inc........................    1,830         87,858
 Fred's, Inc..................    6,890        177,073
+FreeMarkets, Inc.............   12,969         83,507
 Fremont General Corporation..   17,461         78,400
+Friedman, Billings, Ramsey
  Group, Inc. (Class A).......    4,358         40,791
 Friedman's Inc. (Class A)....    4,400         38,192
+Frontier Airlines, Inc.......    8,555         57,832
 Frontier Financial
   Corporation................    3,841         98,253
 Frontier Oil Corporation.....    8,715        150,072
+FuelCell Energy, Inc.........    9,926         65,035
 G & K Services, Inc. (Class
   A).........................    5,577        197,431
 GBC Bancorp..................    3,334         64,546
+GSI Commerce, Inc............    4,700         17,155
+Gabelli Asset Management Inc.
  (Class A)...................    1,196         35,928
 Gables Residential Trust.....    7,882        196,498
+Gaiam, Inc...................      400          4,148
+Galyan's Trading Company.....    3,500         35,000
+Gardner Denver Inc...........    3,657         74,237
+Gart Sports Company..........    2,400         46,440
+Gartner Group, Inc. (Class
  A)..........................   23,559        216,743
+Gaylord Entertainment
  Company.....................    6,455        132,973
 GenCorp Inc..................    9,271         73,426
+Gene Logic Inc...............    8,539         53,710
+Genencor International
  Inc.........................    1,700         16,626
+General Binding Corporation..      900          7,632
 General Cable Corporation....    9,590         36,442
+General Communication, Inc.
  (Class A)...................   10,739         72,059
+Genesco Inc..................    5,438        101,310
+Genesee & Wyoming Inc. (Class
  A)..........................    2,600         52,910
+Genesis Health Ventures,
  Inc.........................    7,200        111,240
+Genesis Microchip
  Incorporated................   10,000        130,500
+GenesisIntermedia, Inc.......    3,300              0
+The Genlyte Group
  Incorporated................    3,873        120,683
+Genta Incorporated...........   11,397         87,643
 Gentiva Health Services,
   Inc........................    8,490         74,797
+Genzyme Corporation - Genzyme
  Biosurgery Division.........   15,000         38,250
 Georgia Gulf Corporation.....    8,437        195,232
 German American Bancorp......    3,486         54,207
+Geron Corporation............    5,929         21,344
 Getty Realty Corporation.....    3,400         64,430
 Gibraltar Steel
   Corporation................    2,323         44,230
 Glacier Bancorp, Inc.........    3,600         84,855
 Gladstone Capital
   Corporation................    1,400         23,058
 Glenborough Realty Trust
   Incorporated...............    4,739         84,449

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
 Glimcher Realty Trust........    9,856   $    174,944
+Global Imaging Systems,
  Inc.........................    2,900         53,302
+Global Industries, Ltd.......   23,200         96,744
+Global Power Equipment Group
  Inc.........................    5,400         26,622
+GlobespanVirata, Inc.........   36,716        161,918
 Gold Banc Corporation........    7,622         75,618
+Golden Telecom, Inc..........    3,392         42,909
+Goody's Family Clothing,
  Inc.........................    5,700         25,308
 The Gorman-Rupp Company......    1,400         32,900
+GrafTech International
  Ltd.........................   15,144         90,258
 Granite Construction
   Incorporated...............   10,571        163,851
 Granite State Bankshares,
   Inc........................    2,000         87,380
+Graphic Packaging
  International Corp..........    4,700         26,508
 Gray Television, Inc. (Class
   A).........................    3,803         45,066
 Great American Financial
   Resources, Inc.............    2,133         36,688
+The Great Atlantic & Pacific
  Tea Company, Inc............    6,931         55,864
 Great Lakes Chemical
   Corporation................   11,600        277,008
 Great Lakes REIT, Inc........    3,827         63,719
 Great Southern Bancorp,
   Inc........................    1,539         56,558
+Green Mountain Coffee,
  Inc.........................      911         13,765
 Greif Bros. Corporation
   (Class A)..................    3,475         82,705
 Grey Global Group Inc........      236        144,220
+Grey Wolf, Inc...............   42,443        169,348
+Griffon Corporation..........    7,747        105,514
+Group 1 Automotive, Inc......    4,932        117,776
+Guess?, Inc..................    1,185          4,965
+Guilford Pharmaceuticals
  Inc.........................    7,836         31,187
+Guitar Center, Inc...........    4,639         76,822
+Gulf Island Fabrication,
  Inc.........................    1,117         18,151
+GulfMark Offshore, Inc.......    4,200         61,950
+The Gymboree Corporation.....    7,558        119,870
 H.B. Fuller Company..........    8,940        231,367
 HEICO Corporation (Class A)..    2,726         28,923
+HPL Technologies, Inc........    3,400             68
 HRPT Properties Trust........   35,688        294,069
+Haemonetics Corporation......    5,472        117,429
+Hain Celestial Group, Inc....    7,557        114,866
+Hall, Kinion & Associates,
  Inc.........................    1,900         10,623
 Hancock Fabrics, Inc.........    4,900         74,725
 Hancock Holding Company......    3,727        166,411
+Handleman Company............    7,261         83,502
+Handspring, Inc..............    7,300          6,935
+Hanger Orthopedic Group,
  Inc.........................    4,800         63,120
+Hanmi Financial Corporation..    1,300         21,801
+Hanover Compressor Company...   12,800        117,504
 Harbor Florida Bancshares,
   Inc........................    6,817        153,519
 Harleysville Group Inc.......    7,762        205,150

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2002
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
 Harleysville National
   Corporation................    5,539   $    148,002
+Harmonic Inc.................   17,296         39,781
+Harris Interactive Inc.......    7,000         20,650
+Harvard Bioscience, Inc......    2,604          8,588
+Harvest Natural Resources,
  Inc.........................    7,700         49,665
 Haverty Furniture Companies,
   Inc........................    5,436         75,560
+Hawthorne Financial
  Corporation.................    1,600         45,664
+Hayes Lemmerz International,
  Inc.........................    3,443            689
+Headwaters Incorporated......    9,046        140,303
 Health Care REIT, Inc........   11,669        315,646
 Healthcare Realty Trust,
   Inc........................   12,452        364,221
+Healthcare Services Group,
  Inc.........................    1,500         19,560
+HealthExtras, Inc............    3,200         12,960
+HealthTronics Surgical
  Services, Inc...............    3,200         25,635
+Heartland Express, Inc.......    8,128        186,221
+Hecla Mining Company.........   28,700        145,222
+Heidrick & Struggles
  International, Inc..........    5,358         78,602
 Helix Technology
   Corporation................    8,061         90,283
 Heritage Property Investment
   Trust......................    4,300        107,371
+Herley Industries, Inc.......    4,400         76,595
+Hexcel Corporation...........   10,462         31,386
+Hibbett Sporting Goods,
  Inc.........................    1,800         43,056
 Hickory Tech Corporation.....    3,399         32,392
 Hilb, Rogal and Hamilton
   Company....................   10,406        425,605
 Hollinger International
   Inc........................   14,029        142,535
 Holly Corporation............    1,900         41,515
+Hollywood Casino
  Corporation.................    3,000         36,840
+Hollywood Entertainment
  Corporation.................   15,507        234,156
+Hologic, Inc.................    6,700         81,807
 Home Properties of New York,
   Inc........................    6,820        234,949
+HomeStore.com, Inc...........   14,100         11,985
 Hooper Holmes, Inc...........   14,197         87,170
 Horace Mann Educators
   Corporation................   10,668        163,540
+Horizon Offshore, Inc........    6,585         32,793
+Horizon Organic Holding
  Corporation.................    1,000         16,190
+Hot Topic, Inc...............    8,954        204,868
+The Houston Exploration
  Company.....................    2,383         72,920
+Hovnanian Enterprises, Inc.
  (Class A)...................    4,732        150,004
 Hudson River Bancorp, Inc....    3,500         86,625
 Hughes Supply, Inc...........    6,190        169,111
 Humboldt Bancorp.............    4,680         49,140
+Hutchinson Technology
  Incorporated................    7,917        163,882
+Hydril Company...............    4,100         96,637
+Hypercom Corporation.........    7,600         28,348

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Hyperion Solutions
  Corporation.................   10,006   $    256,854
+I-many, Inc..................   11,708         16,625
 IBERIABANK Corporation.......    1,600         64,256
+ICT Group, Inc...............      200          2,318
+ICU Medical, Inc.............    3,450        128,685
 IDEX Corporation.............    8,481        277,329
+IDEXX Laboratories, Inc......    9,724        323,809
+IDX Systems Corporation......    4,927         83,907
+IGEN International, Inc......    4,376        187,512
+IHOP Corp....................    5,248        125,952
+ILEX Oncology, Inc...........    8,824         62,297
+IMCO Recycling Inc...........    1,600         13,008
+IMPATH Inc...................    5,598        110,393
+IMPCO Technologies, Inc......    3,854         18,075
+IMPSAT Fiber Networks Inc....    2,453             17
+INAMED Corporation...........    4,027        124,032
 IRT Property Company.........   11,313        134,285
+ITLA Capital Corporation.....    2,000         66,460
+ITT Educational Services,
  Inc.........................   12,958        305,161
+ITXC Corp....................    4,714         10,936
+IXYS Corporation.............    2,193         15,483
+Identix Incorporated.........   25,930        133,540
+iDine Rewards Network Inc....    3,600         38,124
+iGATE Capital Corporation....    2,300          6,026
+Illumina, Inc................    4,600         15,502
+Imagistics International
  Inc.........................    4,224         84,480
+Imation Corp.................   10,478        367,568
+Imclone Systems..............   15,300        162,501
+Immucor, Inc.................    3,500         70,875
+ImmunoGen, Inc...............   14,427         44,724
+Immunomedics, Inc............   13,609         62,874
 Impac Mortgage Holdings,
   Inc........................   13,700        157,550
+Impax Laboratories, Inc......    6,000         24,060
+Incyte Genomics, Inc.........   20,824         94,957
 Independence Holding
   Company....................    1,900         40,793
 Independent Bank Corp.
   (Massachusetts)............    2,745         62,586
 Independent Bank Corporation
   (Michigan).................    2,940         88,964
+Indevus Pharmaceuticals,
  Inc.........................   13,488         28,851
+Inet Technologies, Inc.......    1,700         10,370
+InFocus Corporation..........   11,866         73,095
+Infogrames, Inc..............    1,853          3,280
+Infonet Services Corporation
  (Class B)...................   12,600         24,948
+Informatica Corporation......   16,700         96,192
+Information Holdings Inc.....    3,618         56,151
+Information Resources,
  Inc.........................    6,900         11,040
+Inforte Corp.................    3,300         25,575
+infoUSA Inc..................    5,761         28,632
 Ingles Markets, Incorporated
   (Class A)..................    4,064         47,829
+Inhale Therapeutic Systems...   17,200        138,976
+Inktomi Corporation..........   51,257         82,011
 Innkeepers USA Trust.........    6,792         52,027
+Input/Output, Inc............   13,046         55,446

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2002
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Inrange Technologies
  Corporation (Class B).......      100   $        235
+Insight Communications
  Company, Inc................   13,200        163,416
+Insight Enterprises, Inc.....   10,598         88,069
+Insignia Financial Group,
  Inc.........................    7,972         57,797
+Insituform Technologies, Inc.
  (Class A)...................    7,238        123,408
+Insurance Auto Auctions,
  Inc.........................    3,965         65,779
 Integra Bank Corporation.....    4,474         79,727
+Integra LifeSciences
  Holdings....................    5,500         97,075
+Integral Systems, Inc........    2,100         42,105
+Integrated Defense
  Technologies, Inc...........    1,200         17,400
+Integrated Electrical
  Services, Inc...............    6,497         25,013
+Integrated Silicon Solution,
  Inc.........................    7,738         33,738
 Inter Parfums, Inc...........    3,500         27,090
+The InterCept Group, Inc.....    4,843         81,997
 Interchange Financial
   Services Corporation.......    3,400         54,740
+InterDigital Communications
  Corporation.................   15,441        224,821
 Interface, Inc...............   12,721         39,053
+Intergraph Corp..............   13,387        237,753
+Interland, Inc...............   35,003         45,504
+Intermagnetics General
  Corporation.................    3,856         75,732
 Intermet Corporation.........    7,600         31,920
+InterMune Inc................    7,614        194,233
 International Bancshares
   Corporation................    5,980        235,911
+International Multifoods.....    4,444         94,168
+International Specialty
  Products Inc................    2,365         24,147
+Internet Security Systems,
  Inc.........................   10,600        194,298
 Interpool, Inc...............    1,683         27,029
+Interpore International,
  Inc.........................    3,100         19,840
 Interstate Bakeries
   Corporation................   12,828        195,627
+InterTAN, Inc................    6,779         48,470
 Inter-Tel Inc................    5,777        120,797
+Intertrust Technologies
  Corporation.................   21,788         92,163
+Interwoven, Inc..............   33,800         87,880
+Intrado Inc..................    4,900         48,652
+Intuitive Surgical, Inc......    6,762         41,654
 Invacare Corp................    7,422        247,153
+Inverness Medical
  Innovations, Inc............    1,840         24,196
 Investors Real Estate
   Trust......................    7,600         75,848
+InVision Technologies,
  Inc.........................    3,800        100,168
+Iomega Corporation...........   14,603        114,634
+Ionics, Inc..................    5,867        133,768
 Irwin Financial
   Corporation................    5,448         89,892
+Isis Pharmaceuticals, Inc....   14,289         94,165
+Isle of Capri Casinos,
  Inc.........................    5,475         72,489
+Itron, Inc...................    6,482        124,260
+Ixia.........................    6,229         22,736

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+j2 Global Communications,
  Inc.........................    1,900   $     36,176
+J & J Snack Foods Corp.......    1,800         64,278
+J.B. Hunt Transport Services,
  Inc.........................    5,694        166,834
+J. Jill Group Inc............    5,662         79,155
 The J.M. Smucker Company.....   13,336        530,906
+JAKKS Pacific, Inc...........    7,961        107,235
+JDA Software Group, Inc......    9,308         89,915
 JDN Realty Corporation.......   11,771        128,892
 JLG Industries, Inc..........   10,598         79,803
+Jack in the Box Inc..........    9,718        168,024
+Jarden Corp..................    3,800         90,706
 Jefferies Group, Inc.........    6,070        254,758
+Jo-Ann Stores Inc............    4,100         94,177
 John H. Harland Company......    8,182        181,068
+Johnson Outdoors Inc. (Class
  A)..........................    1,900         18,753
+Jones Lang Lasalle Inc.......    9,108        140,081
+Journal Register Co..........    6,833        121,491
+Joy Global Inc...............   14,600        164,396
+K2 Inc.......................    3,400         31,960
 K-Swiss Inc. (Class A).......    3,648         79,198
+K-V Pharmaceutical Company
  (Class A)...................    6,000        139,200
+Kadant Inc...................    2,470         37,050
+Kaiser Aluminum Corporation..    5,249            304
 Kaman Corp. (Class A)........    6,494         71,434
 Kansas City Life Insurance
   Company....................    1,042         39,492
+Kansas City Southern
  Industries, Inc.............   17,876        214,512
 Kaydon Corp..................    7,526        159,626
+Keane, Inc...................   14,458        129,977
 Keithley Instruments, Inc....    1,701         21,263
 Kellwood Co..................    7,982        207,532
 Kelly Services, Inc. (Class
   A).........................    4,868        120,288
+Kendle International Inc.....    4,000         35,204
 Kennametal Inc...............   10,303        355,247
+Kenneth Cole Productions,
  Inc. (Class A)..............    2,092         42,468
+Kensey Nash Corporation......    1,100         20,097
+Key Energy Services, Inc.....   30,698        275,361
+Keynote Systems, Inc.........    5,438         41,981
+Keystone Automotive
  Industries, Inc.............    2,000         30,040
 Keystone Property Trust......    3,604         61,160
+kforce.com, Inc..............    4,096         17,285
 Kilroy Realty Corporation....    6,978        160,843
 Kimball International (Class
   B).........................    8,274        117,905
+Kindred Healthcare, Inc......    2,700         49,008
+Kirby Corporation............    5,430        148,728
+Knight Trading Group, Inc....   25,600        122,624
+Knight Transportation,
  Inc.........................    6,050        127,050
 Koger Equity, Inc............    5,848         91,229
+Kopin Corporation............   19,500         76,440
+Korn/Ferry International.....   10,968         82,041
+Kos Pharmaceuticals, Inc.....    1,566         29,754
+Kosan Biosciences, Inc.......    3,300         20,031

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2002
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
 Kramont Realty Trust.........    5,300   $     77,645
+Kroll Inc....................    8,600        164,088
+Kronos, Inc..................    5,366        198,488
+Kulicke and Soffa
  Industries..................   12,556         71,820
+Kyphon Inc...................    2,700         23,058
 The L.S. Starrett Company
   (Class A)..................    2,800         46,480
 LNR Property Corp............    7,044        249,358
 LSB Bancshares, Inc..........    3,500         56,700
 LSI industries Inc...........    4,150         57,478
 LTC Properties...............    2,100         14,112
+LTX Corporation..............   15,503         93,483
+La Jolla Pharmaceutical
  Company.....................    9,900         64,350
+La Quinta Corporation........   38,800        170,720
+LabOne, Inc..................    2,400         42,528
+Labor Ready, Inc.............   11,922         76,539
 The Laclede Group, Inc.......    4,648        112,482
+Ladish Co., Inc..............    4,800         38,688
 Lakeland Bancorp, Inc........    3,427         61,240
 Lakeland Financial
   Corporation................    2,200         51,590
 Lance, Inc...................    7,100         84,057
 LandAmerica Financial Group,
   Inc........................    5,199        184,305
 Landauer, Inc................    1,778         61,786
 Landry's Restaurants, Inc....    6,296        133,727
+Landstar System, Inc.........    4,504        262,853
+Lannett Company, Inc.........    2,200         36,036
 LaSalle Hotel Properties.....    3,420         47,880
+Lattice Semiconductor
  Corporation.................   23,300        204,341
 Lawson Products, Inc.........    1,447         44,828
+Lawson Software, Inc.........    1,900         10,925
+Learning Tree International,
  Inc.........................    3,930         53,841
+LeCroy Corporation...........      900          9,990
 Leeds Federal Bancshares,
   Inc........................    1,000         31,900
+Legato Systems, Inc..........   25,679        129,165
+LendingTree, Inc.............    2,800         36,064
 Lennox International Inc.....   10,935        137,234
+Lexar Media, Inc.............   10,374         65,045
+Lexicon Genetics
  Incorporated................    7,605         35,972
 Lexington Corporate
   Properties Trust...........    8,942        142,178
 Libbey, Inc..................    3,833         99,658
+Liberate Technologies,
  Inc.........................   31,086         44,453
 The Liberty Corporation......    4,454        172,815
+Lifecore Biomedical, Inc.....    1,200         10,296
+Lifeline Systems, Inc........    1,000         22,430
+Ligand Pharmaceuticals
  Incorporated (Class B)......   16,816         90,302
+Lightbridge, Inc.............    9,691         59,600
 Lincoln Electric Holdings,
   Inc........................    9,092        210,480
 Lindsay Manufacturing Co.....    2,913         62,338
+Linens 'n Things, Inc........    9,818        221,887
+Liquidmetal Technologies.....    1,800         18,504
+Lithia Motors, Inc...........    2,300         36,087
+Littelfuse Inc...............    4,660         78,568
+Local Financial Corp.........    6,130         89,804

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+LodgeNet Entertainment
  Corporation.................    3,072   $     32,809
 Lone Star Steakhouse &
   Saloon, Inc................    5,654        109,348
+Lone Star Technology.........    8,158        121,473
 Longs Drug Stores
   Corporation................    7,983        165,567
 Longview Fibre Company.......   14,921        107,879
+LookSmart, Ltd...............   14,300         35,464
+Louisiana-Pacific
  Corporation.................   27,609        222,529
+Luby's Cafeterias Inc........    5,718         16,639
 Lufkin Industries, Inc.......    1,000         23,450
+Luminex Corporation..........    4,451         18,294
+Lydall, Inc..................    2,800         31,780
 M/I Schottenstein Homes,
   Inc........................    3,700        102,860
 MAF Bancorp, Inc.............    5,469        185,563
+MAPICS, Inc..................    2,100         14,595
 MASSBANK Corp................    1,600         45,280
+MAXIMUS, Inc.................    4,404        114,944
 MB Financial, Inc............    3,000        104,370
 MCG Capital Corporation......    8,000         85,920
+MCSi, Inc....................    7,938         37,706
 MDC Holdings, Inc............    5,167        197,689
+MEEMIC Holdings, Inc.........    1,100         31,834
+MEMC Electronic Materials,
  Inc.........................   15,225        115,253
 MFA Mortgage Investments,
   Inc........................   14,500        121,800
 MGE Energy, Inc..............    4,045        108,289
+MGI Pharma, Inc..............    6,802         49,315
+MIM Corporation..............    7,500         43,500
+MIPS Technologies, Inc.
  (Class A)...................   12,247         37,108
+MPS Group, Inc...............   24,605        136,312
+MRO Software, Inc............    5,030         61,089
+MRV Communications, Inc......   25,379         27,156
+MSC.Software Corp............    7,000         54,040
+MTR Gaming Group, Inc........    7,200         57,312
 MTS Systems Corporation......    4,600         46,092
 Macatawa Bank Corporation....    3,000         59,550
 MacDermid, Inc...............    6,567        150,056
 Macerich Company.............   10,010        307,808
+Macrovision Corporation......   11,300        181,252
+Magma Design Automation,
  Inc.........................    6,100         58,438
+Magna Entertainment Corp.
  (Class A)...................   10,400         64,480
+Magnetek, Inc................    4,037         17,924
+Magnum Hunter Resources,
  Inc.........................   16,672         99,198
+Mail-Well, Inc...............   15,760         39,400
 Main Street Banks, Inc.......    1,900         36,480
 MainSource Financial Group,
   Inc........................    2,520         60,508
+Manhattan Associates, Inc....    6,139        145,249
 The Manitowoc Co., Inc.......    6,911        176,231
+ManTech International
  Corporation (Class A).......    2,800         53,396
 Manufactured Home
   Communities, Inc...........    3,694        109,453

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2002
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Manufacturers' Services
  Limited.....................    2,200   $     12,188
+Manugistics Group, Inc.......   14,700         35,280
+MapInfo Corporation..........    3,990         22,145
 Marcus Corporation...........    5,079         72,122
 Marine Products Corp.........      500          4,925
+MarineMax, Inc...............    1,000         11,810
+Martek Biosciences
  Corporation.................    6,412        161,326
+Martha Stewart Living
  Omnimedia, Inc. (Class A)...    4,682         46,211
+Marvel Enterprises, Inc......    6,800         61,064
 Massey Energy Company........   17,100        166,212
+MasTec, Inc..................    5,100         15,045
+Material Sciences
  Corporation.................    2,000         25,880
+Matria Healthcare, Inc.......    2,100         18,249
+MatrixOne, Inc...............   13,697         58,897
 Matthews International
   Corporation (Class A)......    7,073        157,947
+Mattson Technology, Inc......    6,099         17,443
+Maui Land & Pineapple
  Company, Inc................    1,863         29,510
+Maverick Tube Corporation....   10,763        140,242
+Maxtor Corporation...........   55,100        278,806
+Maxwell Shoe Company Inc.
  (Class A)...................    2,500         29,050
+Maxygen Inc..................    6,801         51,824
+McDATA Corporation (Class
  A)..........................   16,500        117,150
 McGrath Rentcorp.............    1,905         44,272
+Medarex, Inc.................   22,800         90,060
+MedCath Corporation..........      600          6,000
+The Med-Design Corporation...    3,326         26,801
+Mediacom Communications
  Corporation.................   14,900        131,269
+Medical Staffing Network
  Holdings, Inc...............    1,200         19,200
+The Medicines Company........    6,227         99,757
+Medis Technologies Ltd.......    4,360         21,800
+MedQuist Inc.................    2,196         44,491
+MedSource Technologies,
  Inc.........................    1,100          7,139
+MemberWorks Incorporated.....    3,354         60,305
+The Men's Wearhouse, Inc.....    8,061        138,246
 Mentor Corporation...........    6,072        233,772
+Mentor Graphics Corporation..   20,000        157,200
 Merchants Bancshares, Inc....    1,900         42,826
+Mercury Computer Systems,
  Inc.........................    6,056        184,829
+Meridian Medical
  Technologies, Inc...........    1,300         57,720
+The Meridian Resource
  Corporation.................    9,211          8,290
 Meristar Hospitality Corp....   12,158         80,243
+Merit Medical Systems,
  Inc.........................    3,800         75,696
+Meritage Corporation.........    2,200         74,030
+Merix Corporation............    3,673         30,853
+Mesa Air Group, Inc..........    8,556         34,823
+Mesaba Holdings, Inc.........    2,744         16,793
+Mestek, Inc..................    2,000         35,860
+MetaSolv, Inc................    6,208          8,505

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
 Methode Electronics..........    8,180   $     89,735
 Metris Companies Inc.........    7,700         19,019
+Metro One Telecommunications,
  Inc.........................    6,392         41,228
+Micromuse, Inc...............   19,300         73,726
+Micros Systems, Inc..........    5,499        123,288
+Microsemi Corporation........    9,245         56,302
+Microtune, Inc...............   11,009         34,458
 Mid-America Apartment
   Communities, Inc...........    3,929         96,064
 Mid-Atlantic Realty Trust....    4,600         80,040
 Mid-State Bancshares.........    7,050        115,775
+Midas Group, Inc.............    3,042         19,560
 Middlesex Water Company......    2,687         56,346
 The Midland Company..........    1,858         35,302
+Midway Games Inc.............    9,474         39,507
 Midwest Banc Holdings,
   Inc........................    2,580         48,891
+Midwest Express Holdings.....    2,630         14,071
 Milacron Inc.................    5,272         31,368
 Millennium Chemicals Inc.....   16,740        159,365
 Mills Corp...................    7,481        219,492
 Mine Safety Appliances
   Company....................    1,742         56,180
 Minerals Technologies,
   Inc........................    5,353        230,982
 Mission West Properties
   Inc........................    4,200         41,580
+Mobile Mini, Inc.............    4,171         65,360
 Modine Manufacturing Co......    8,694        153,710
+Modtech Holdings, Inc........      900          8,730
+Molecular Devices
  Corporation.................    4,437         73,077
+Monaco Coach Corporation.....    6,824        112,937
+Monarch Casino & Resort,
  Inc.........................    2,200         30,206
+Monolithic System Technology,
  Inc.........................    4,100         49,528
+Monro Muffler Brake, Inc.....      600         10,140
+Monterey Pasta Company.......    2,200          8,250
+Moog Inc. (Class A)..........    4,406        136,762
+Mossimo, Inc.................      300          1,650
+Mothers Work, Inc............    1,100         38,753
 Movado Group, Inc............    1,700         31,977
+Movie Gallery, Inc...........    5,615         72,995
+Mueller Industries, Inc......    8,082        220,235
+Multimedia Games, Inc........    3,300         90,618
 Myers Industries, Inc........    5,320         56,924
+Mykrolis Corporation.........   12,700         92,710
+Myriad Genetics, Inc.........    7,400        108,040
 NACCO Industries, Inc. (Class
   A).........................    1,487         65,086
 NASB Financial Inc...........      200          4,600
+NATCO Group Inc..............    5,700         35,796
 NBC Capital Corporation......    2,729         68,771
 NBT Bancorp Inc..............    8,013        136,782
+NBTY Inc.....................   12,614        221,754
+NCI Building Systems, Inc....    5,368        117,130
+NCO Group, Inc...............    6,261         99,863
 NDCHealth Corporation........   10,164        202,264
+NEON Communications, Inc.....    1,669             50
+NIC Inc......................    2,000          2,880
 NL Industries, Inc...........    2,434         41,378

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2002
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
 NN, Inc......................    2,565   $     25,624
+NPS Pharmaceuticals, Inc.....    8,123        204,456
+NS Group, Inc................    3,855         25,135
 NUI Corporation..............    5,883        101,541
+NYFIX, Inc...................    8,553         38,489
+NYMAGIC, Inc.................    1,700         33,065
+Nabi Biopharmaceuticals......    9,854         61,095
+Nanometrics Incorporated.....    2,124          8,900
+NaPro Bio Therapeutics,
  Inc.........................    9,200          6,256
 Nara Bancorp, Inc............    2,100         43,617
 Nash-Finch Company...........    4,777         36,926
+Nassda Corporation...........      600          6,732
+Nastech Pharmaceutical
  Company.....................    1,300         11,115
+National Beverage Corp.......    1,895         28,994
 National Health Investors,
   Inc........................    5,429         88,058
 National Health Realty,
   Inc........................    2,800         40,880
+National Healthcare
  Corporation.................    2,400         42,000
 National Penn Bancshares,
   Inc........................    4,562        121,128
 National Presto Industries,
   Inc........................    1,350         39,663
+National Western Life
  Insurance Company (Class
  A)..........................      862         82,752
+Nationwide Health Properties,
  Inc.........................   13,659        203,929
+Natures Sunshine Products,
  Inc.........................    2,200         21,362
+Nautica Enterprises, Inc.....    7,666         85,169
+The Nautilus Group, Inc......    8,463        113,066
+Navigant Consulting, Inc.....    9,923         58,546
+Navigant International,
  Inc.........................    4,511         55,621
+The Navigators Group, Inc....    2,000         45,900
+Neoforma, Inc................    1,100         13,145
+NeoPharm, Inc................    4,300         43,602
+Neose Technologies, Inc......    4,363         38,700
+Net.B@nk, Inc................   12,611        122,074
+Net2Phone, Inc...............    8,180         33,129
+Netegrity, Inc...............    9,955         32,384
+NetFlix Inc..................    2,400         26,424
+NetIQ Corporation............   11,974        147,879
+NetRatings, Inc..............    1,017          7,321
+Netro Corporation............    4,195         11,452
+NetScout Systems, Inc........    3,285         14,290
+NetScreen Technologies,
  Inc.........................    3,700         62,308
+Network Plus Corp............    3,033              2
+Neurocrine Biosciences,
  Inc.........................    7,732        353,043
+Neurogen Corporation.........    2,398          8,705
 New Century Financial
   Corporation................    5,200        132,028
 New England Business
   Services, Inc..............    2,507         61,171
+New Focus, Inc...............   17,168         65,925
 New Jersey Resources
   Corporation................    7,774        245,581
+Newpark Resources, Inc.......   19,220         83,607
+Newport Corporation..........    9,835        123,528
+NewPower Holdings, Inc.......    9,946          1,343
+Next Level Communications,
  Inc.........................   11,400          9,234
+NextCard, Inc................    7,215             29

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Nextel Partners, Inc.........   21,000   $    127,470
 Nordson Corporation..........    6,210        154,194
+Nortek Holdings, Inc.........    2,530        115,748
 North Pittsburgh Systems,
   Inc........................    4,321         58,900
 Northwest Bancorp, Inc.......    2,667         39,445
 Northwest Natural Gas
   Company....................    7,399        200,217
+Northwest Pipe Company.......    2,700         46,710
 Northwestern Corporation.....    9,791         49,738
+Novadigm, Inc................    6,828         15,909
 Novastar Financial, Inc......    3,600        111,708
+Novell, Inc..................  101,076        337,594
+Noven Pharmaceuticals,
  Inc.........................    6,531         60,281
+Nu Horizons Electronics
  Corp........................    2,500         14,450
 Nu Skin Enterprises, Inc.
   (Class A)..................   11,526        137,966
+Nuance Communications Inc....    6,134         15,212
+Nuevo Energy Company.........    4,611         51,182
+Numerical Technologies,
  Inc.........................    4,309         14,909
+O'Charley's Inc..............    5,384        110,534
+OMEGA Healthcare Investors,
  Inc.........................    2,200          8,228
+ON Semiconductor
  Corporation.................    6,200          8,494
 ONEOK, Inc...................   16,091        308,947
+ONYX Software Corporation....    9,673         14,993
+OPNET Technologies, Inc......    1,500         12,122
+OSI Pharmaceuticals, Inc.....   10,800        177,120
+OSI Systems, Inc.............    2,500         42,450
+Oak Technology, Inc..........   15,268         40,460
+Oakley, Inc..................    6,100         62,647
+Oceaneering International,
  Inc.........................    6,704        165,857
 OceanFirst Financial Corp....    2,596         58,280
 Octel Corp...................    2,000         31,600
+Ocular Sciences, Inc.........    5,914         91,785
+Ocwen Financial Corporation..    7,965         22,302
+Odyssey Healthcare, Inc......    3,800        131,860
 Odyssey Re Holdings Corp.....    5,200         92,040
+OfficeMax, Inc...............   30,500        152,500
+Offshore Logistics, Inc......    5,685        124,615
+Ohio Casualty Corporation....   16,115        208,689
+Oil States International,
  Inc.........................    3,500         45,150
 Old Second Bancorp, Inc......    1,888         69,856
 Olin Corporation.............   15,514        241,243
 Omega Financial Corporation..    2,441         87,510
+Omnicell, Inc................    2,100          5,565
+OmniSky Corporation..........      300              0
+OmniVision Technologies,
  Inc.........................    7,100         96,347
+Omnova Solutions Inc.........    9,695         39,071
+On Assignment, Inc...........    7,425         63,261
 Oneida Ltd...................    4,164         45,929
+Onyx Pharmaceuticals, Inc....    3,500         20,335
+Openwave Systems Inc.........   46,600         93,200
+Oplink Communications, Inc...   29,919         23,636
+Optical Communication
  Products, Inc...............    1,283          1,386
+Option Care, Inc.............    4,881         38,853

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2002
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+OraSure Technologies, Inc....    9,459   $     51,552
+Orbital Sciences
  Corporation.................    9,635         40,660
+Oregon Steel Mills, Inc......    6,071         24,405
 Oriental Financial Group
   Inc........................    2,577         63,343
+OrthoLogic Corp..............    6,000         21,660
 OshKosh B'Gosh, Inc. (Class
   A).........................    2,702         75,791
 Oshkosh Truck Corporation....    4,663        286,775
+Osmonics, Inc................    4,300         72,842
 Otter Tail Company...........    6,386        171,783
+Overland Storage, Inc........    3,100         45,201
 Overseas Shipholding Group,
   Inc........................    7,798        139,584
+Overstock.com, Inc...........    1,700         22,100
+Overture Services, Inc.......   14,353        391,980
 Owens & Minor, Inc...........    9,298        152,673
 Oxford Industries, Inc.......    1,521         39,014
+P.A.M. Transportation
  Services, Inc...............      200          5,042
+P.F. Chang's China Bistro,
  Inc.........................    4,708        170,900
 P.H. Glatfelter Company......    2,901         38,177
+PAREXEL International
  Corporation.................    8,097         88,986
+PC Connection, Inc...........    1,059          5,369
+PC-Tel, Inc..................    5,826         39,500
+PDF Solutions, Inc...........    2,300         15,939
+PDI, Inc.....................    2,421         26,125
+PEC Solutions, Inc...........    1,877         56,122
 PFF Bancorp, Inc.............    3,944        123,250
+PICO Holdings, Inc...........    3,297         44,279
+PLATO Learning, Inc..........    6,100         36,234
+PLX Technology, Inc..........    4,986         19,495
 PMA Capital Corporation
   (Class A)..................    9,206        131,922
 PNM Resources Inc............   10,919        260,091
+POZEN Inc....................    8,800         45,320
+PRAECIS Pharmaceuticals
  Incorporated................   18,817         61,155
+PRG-Schultz International,
  Inc.........................   10,013         89,116
+PRIMEDIA Inc.................   35,100         72,306
 PS Business Parks, Inc.......    2,508         79,754
+PSS World Medical, Inc.......   21,573        147,559
+PTEK Holdings, Inc...........   11,000         48,400
 Pacific Capital Bancorp......   10,933        278,245
+Pacific Gulf Resources.......    4,517          1,129
 Pacific Northwest Bancorp....    4,608        115,200
+Pacific Sunwear of
  California, Inc.............   12,852        227,352
+Pacific Union Bank...........    4,200         48,342
+PacifiCare Health Systems,
  Inc.........................   10,300        289,430
+Packeteer, Inc...............    6,507         44,638
+Pain Therapeutics, Inc.......    4,600         10,994
+Palm Harbor Homes, Inc.......    4,005         69,967
+Palm, Inc....................    7,810        122,617
 Pan Pacific Retail
   Properties, Inc............    9,728        355,364
+Panera Bread Company (Class
  A)..........................    6,000        208,860
+Papa John's International,
  Inc.........................    4,448        124,010
+Paradyne Networks, Inc.......    4,000          5,120

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Parametric Technology
  Corporation.................   71,800   $    180,936
 Park Electrochemical Corp....    4,849         93,101
+Parker Drilling Company......   28,781         63,894
+ParkerVision, Inc............    1,869         15,251
 Parkvale Financial
   Corporation................    2,200         50,710
 Parkway Properties, Inc......    1,704         59,776
 Partners Trust Financial
   Group, Inc.................      700         11,284
+Party City Corporation.......    2,700         32,400
+Pathmark Stores, Inc.........   11,442         58,011
 Patina Oil & Gas
   Corporation................    7,326        231,868
+Paxar Corporation............    8,982        132,485
+Paxson Communications
  Corporation.................    8,968         18,474
+Payless ShoeSource, Inc......    6,800        349,996
 Peapack-Gladstone Financial
   Corporation................    2,000         68,500
+Pediatrix Medical Group,
  Inc.........................    6,800        272,408
+Peets Coffee & Tea Inc.......    3,400         48,042
+Pegasus Systems, Inc.........    7,139         71,604
+Pegasystems Inc..............      500          2,555
 Penford Corporation..........    1,000         14,090
 Penn Engineering &
   Manufacturing Corp.........    2,256         24,026
+Penn National Gaming, Inc....    9,678        153,493
+The Penn Traffic Company.....    1,100          3,850
 Penn Virginia Corporation....    2,179         79,207
 PennFed Financial Services,
   Inc........................    1,400         38,010
 PennRock Financial Services
   Corp.......................    1,410         39,128
 Pennsylvania Real Estate
   Investment Trust...........    3,279         85,254
+Penton Media, Inc............    4,304          2,927
+Penwest Pharmaceuticals
  Co..........................    3,100         32,860
 Peoples Bancorp Inc..........    1,500         38,400
 The Peoples Holding
   Company....................    1,555         63,366
 The Pep Boys - Manny, Moe &
   Jack.......................   12,510        145,116
+Per-Se Technologies, Inc.....    8,798         78,909
+Peregrine Pharmaceuticals,
  Inc.........................   24,855         19,387
+Pericom Semiconductor
  Corporation.................    4,993         41,492
+Perrigo Company..............   18,815        228,602
+Petroleum Helicopters, Inc.
 (Voting Shares)..............    1,300         38,532
+PetroQuest Energy, Inc.......   13,086         54,307
+Pharmaceutical Resources,
  Inc.........................    5,100        151,980
+Pharmacopeia, Inc............    8,285         73,902
+Philadelphia Consolidated
  Holding Corp................    4,856        171,902
 Phillips-Van Heusen
   Corporation................    6,754         78,076
+Phoenix Technologies Ltd.....    6,062         34,978
+Photon Dynamics, Inc.........    4,562        104,014
+Photronics, Inc..............    7,179         98,352

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2002
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
 Piedmont Natural Gas Company,
   Inc........................    9,141   $    323,134
 Pilgrim's Pride
   Corporation................    2,969         24,346
+Pinnacle Entertainment,
  Inc.........................    6,964         48,261
+Pinnacle Holdings Inc........   10,081             91
+Pinnacle Systems, Inc........   16,291        221,721
 Pioneer-Standard Electronics,
   Inc........................    9,863         90,542
+Pixelworks, Inc..............    9,564         55,471
+Plains Exploration &
  Production Company..........    7,150         69,713
+Plains Resources Inc.........    7,150         84,728
+Planar Systems Inc...........    4,229         87,244
+Plantronics, Inc.............   10,010        151,451
+Playboy Enterprises, Inc.
  (Class B)...................    3,707         37,552
+Playtex Products, Inc........    6,376         62,995
+Plexus Corporation...........   12,961        113,798
+Plug Power Inc...............    3,200         14,368
+PolyMedica Corporation.......    3,057         94,278
 PolyOne Corporation..........   22,967         90,031
+Pomeroy Computer Resources,
  Inc.........................    1,700         19,890
 Pope & Talbot, Inc...........    5,744         81,909
 Port Financial Corp..........    1,899         84,733
+Portal Software, Inc.........   31,200         25,210
+Possis Medical, Inc..........    4,988         89,784
 Post Properties, Inc.........   10,386        248,225
 Potlatch Corporation.........    7,797        186,192
+Powell Industries, Inc.......    1,931         32,980
+Power Integrations, Inc......    7,232        122,944
+Power-One, Inc...............   18,500        104,895
+Powerwave Technologies,
  Inc.........................   21,577        116,516
+PracticeWorks, Inc...........    3,700         29,230
+Pre-Paid Legal Services,
  Inc.........................    4,648        121,778
 Prentiss Properties Trust....    9,350        264,418
 Presidential Life,
   Corporation................    7,893         78,377
+Presstek, Inc................   12,740         58,731
+Price Communications
  Corporation.................   13,704        189,526
+Price Legacy Corporation.....    9,900         27,720
+Priceline.com Incorporated...   36,100         57,760
+PriceSmart, Inc..............    1,116         25,925
+Prima Energy Corporation.....    2,743         61,333
+Prime Hospitality Corp.......   13,090        106,684
+Prime Medical Services,
  Inc.........................    5,300         45,951
+The Princeton Review, Inc....    2,500         12,375
+Priority Healthcare
  Corporation (Class B).......    7,400        171,680
+Private Media Group, Inc.....    8,017         26,055
 PrivateBancorp, Inc..........    1,700         64,345
+ProAssurance Corporation.....    5,923        124,383
+ProBusiness Services, Inc....    5,791         57,910
+Progenics Pharmaceuticals,
  Inc.........................      900          5,994
+Progress Software
  Corporation.................    9,908        128,309
+ProQuest Company.............    5,174        101,410
 Prosperity Bancshares,
   Inc........................    2,700         51,300
+Protection One, Inc..........    3,300          6,600
+Protein Design Labs, Inc.....   24,100        204,850

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Proton Energy Systems,
  Inc.........................    8,434   $     25,302
 Provident Bancorp, Inc.......      900         27,945
 Provident Bancshares
   Corporation................    7,014        162,101
+Province Healthcare Company..   13,136        127,813
+Proxim Corporation (Class
  A)..........................   32,034         27,870
+ProxyMed, Inc................      600          6,264
 Pulitzer Inc.................    2,855        128,332
+Q-Med, Inc...................      700          4,382
+QRS Corporation..............    2,928         19,325
+QuadraMed Corporation........    5,800         15,196
 Quaker Chemical Corporation..    1,800         41,760
+Quaker City Bancorp, Inc.....    1,500         49,395
+Quaker Fabric Corporation....    4,602         31,984
 Quanex Corporation...........    4,305        144,218
+Quanta Services, Inc.........   10,500         36,750
+Quantum Corporation-DLT &
 Storage Systems..............   34,800         92,916
+Quest Software, Inc..........    9,600         98,976
+Quicksilver Resources Inc....    2,810         63,028
+Quidel Corporation...........    4,600         15,957
+Quiksilver, Inc..............    6,275        167,292
 Quixote Corporation..........    1,900         34,314
+Quovadx, Inc.................    4,000          9,680
 R & G Financial Corporation
   (Class B)..................    4,841        112,553
+R.H. Donnelley Corporation...    7,233        211,999
 RAIT Investment Trust........    5,300        114,480
+RARE Hospitality
  International, Inc..........    5,518        152,407
+RCN Corporation..............   16,900          8,957
+REMEC, Inc...................   17,540         68,055
+REX Stores Corporation.......    1,400         14,294
 RFS Hotel Investors, Inc.....    9,020         97,957
 RLI Corp.....................    3,754        104,737
+RMH Teleservices, Inc........    2,200         23,100
 RPC, Inc.....................    3,200         37,120
+RSA Security Inc.............   11,600         69,484
+RTI International Metals,
  Inc.........................    4,513         45,581
+Racing Champions Ertl
  Corporation.................    3,200         43,680
+Radiant Systems, Inc.........    4,357         41,958
+Radiologix, Inc..............    4,300          9,933
+RadiSys Corporation..........    4,042         32,255
+RailAmerica, Inc.............    7,802         55,940
+Rainbow Technologies, Inc....    6,923         49,638
+Raindance Communications,
  Inc.........................    9,600         31,008
+Ralcorp Holdings, Inc........    7,295        183,396
+Rambus Inc...................   23,084        154,894
 Ramco-Gershenson Properties
   Trust......................    1,500         29,625
+Range Resources Corporation..   11,237         60,680
+Rayovac Corporation..........    7,864        104,827
+Raytech Corporation..........   10,200         58,140
+Read-Rite Corporation........   35,290         12,352
 Realty Income Corporation....    9,039        316,365
+Red Hat, Inc.................   30,997        183,192
+Redback Networks Inc.........   45,200         37,968

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2002
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
 Redwood Trust, Inc...........    3,795   $    105,121
 Regal-Beloit Corporation.....    6,751        139,746
+Regeneron Pharmaceuticals,
  Inc.........................   10,119        187,303
+Regent Communications, Inc...    7,271         42,972
 Regis Corporation............   13,235        343,978
+Register.com, Inc............    7,200         32,400
+RehabCare Group, Inc.........    4,295         81,949
 Reliance Steel & Aluminum
   Co.........................    6,947        144,775
+RemedyTemp, Inc. (Class A)...    2,800         39,200
+Remington Oil & Gas
  Corporation.................    6,920        113,557
+Renaissance Learning, Inc....    3,649         68,966
+Rent-Way, Inc................    6,178         21,623
 Republic Bancorp Inc.........   14,273        167,993
 Republic Bancorp, Inc. (Class
   A).........................    3,909         44,054
+Republic Bancshares, Inc.....    2,534         49,793
+Res-Care, Inc................    1,400          5,081
+Research Frontiers
  Incorporated................    2,304         19,215
+ResMed Inc...................    8,300        253,731
 Resource America, Inc. (Class
   A).........................    4,349         39,189
+Resources Connection, Inc....    6,316        146,594
+Respironics, Inc.............   10,290        313,135
+Restoration Hardware, Inc....    6,100         30,561
+Retek Inc....................   13,300         36,176
+Revlon, Inc. (Class A).......    6,537         20,003
 Richardson Electronics,
   Ltd........................      200          1,732
+Rigel Pharmaceuticals,
  Inc.........................    3,000          3,270
 Riggs National Corporation...    4,101         63,524
+Right Management Consultants,
  Inc.........................    5,715         75,724
+Rita Medical Systems, Inc....    1,600          8,080
+Riverstone Networks, Inc.....   39,400         83,528
 Riviana Foods Inc............    1,787         48,287
 Roadway Express, Inc.........    3,731        137,338
 Roanoke Electric Steel
   Corporation................    4,100         38,950
 Robbins & Myers, Inc.........    3,312         60,941
+The Robert Mondavi
  Corporation (Class A).......    3,242        100,502
 Rock-Tenn Company (Class A)..    2,880         38,822
+Rogers Corporation...........    4,555        101,349
 Rollins, Inc.................    4,112        104,650
 Roper Industries, Inc........    8,321        304,549
+Roxio, Inc...................    6,396         30,509
 Royal Bancshares of
   Pennsylvania, Inc..........    2,029         43,421
 Royal Gold, Inc..............    5,000        124,605
 Ruddick Corporation..........    7,769        106,358
+Rudolph Technologies, Inc....    3,173         60,795
 Russ Berrie and Company,
   Inc........................    2,947         99,550
 Russell Corporation..........    7,417        124,160
+Ryan's Family Steak Houses,
  Inc.........................   12,900        146,415
 Ryerson Tull, Inc............    4,893         29,847
 S&T Bancorp, Inc.............    6,863        171,925

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
 S.Y. Bancorp, Inc............    1,300   $     48,230
+S1 Corporation...............   19,422         86,622
+SBS Technologies, Inc........    3,988         36,530
+SCM Microsystems, Inc........    4,534         19,269
+SCP Pool Corporation.........    5,673        165,652
+SCS Transportation, Inc......    6,182         61,264
+SEACOR SMIT Inc..............    4,908        218,406
 SEMCO Energy, Inc............    6,487         39,571
+SERENA Software, Inc.........    5,097         80,482
+SIPEX Corporation............    5,761         21,316
+SITEL Corporation............   16,488         19,786
 SJW Corp.....................      558         43,552
 SL Green Realty Corp.........    8,032        253,811
+SONICblue Incorporated.......   24,932         11,219
+SOURCECORP, Incorporated.....    4,453         82,781
+SPS Technologies, Inc........    2,944         69,920
+SPSS Inc.....................    2,589         36,220
+SRA International, Inc.
  (Class A)...................    2,000         54,180
+SS&C Technologies, Inc.......    1,100         11,716
 SWS Group, Inc...............    3,904         52,938
+Safeguard Scientifics,
  Inc.........................   29,647         40,320
+Saga Communications, Inc.
  (Class A)...................    3,433         65,227
+Salem Communications
  Corporation (Class A).......    2,683         66,994
+Salix Pharmaceuticals,
  Ltd.........................    3,700         25,863
+Salton, Inc..................    3,696         35,555
+Sanchez Computer Associates,
  Inc.........................    1,599          4,605
 Sanderson Farms, Inc.........    1,500         31,365
+SanDisk Corporation..........   17,000        345,100
 Sandy Spring Bancorp, Inc....    3,514        110,691
+Sangamo Biosciences, Inc.....    2,300          6,923
+SangStat Medical
  Corporation.................    8,039         90,841
 Santander BanCorp............    1,358         17,654
+Sapient Corporation..........   28,492         58,409
 Sauer-Danfoss, Inc...........    2,273         17,957
 Saul Centers, Inc............    2,322         55,264
+Saxon Capital, Inc...........    9,000        112,590
+ScanSoft, Inc................   16,200         84,240
+ScanSource, Inc..............    1,700         83,810
 Schawk, Inc..................    4,200         41,622
 Schnitzer Steel Industries,
   Inc. (Class A).............    2,200         45,980
+School Specialty, Inc........    5,054        100,979
 Schweitzer-Manduit
   International, Inc.........    4,320        105,840
+Scientific Games
  Corporation.................   10,800         78,408
+Scios Inc....................   12,900        420,282
 Seaboard Corporation.........       12          2,880
+SeaChange International,
  Inc.........................    7,908         48,634
 Seacoast Banking Corporation
   of Florida.................    3,150         59,346
 Seacoast Financial Services
   Corporation................    7,102        142,118
+Seattle Genetics, Inc........    2,000          6,200
 Second Bancorp,
   Incorporated...............    2,317         61,400
+Secure Computing
  Corporation.................    9,488         60,818

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2002
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+SeeBeyond Technology
  Corporation.................   14,727   $     35,787
+Select Medical Corporation...    3,900         52,611
 Selective Insurance Group,
   Inc........................    8,111        204,235
+Seminis, Inc. (Class A)......    7,700         22,176
+Semitool, Inc................    3,441         21,369
 Senior Housing Properties
   Trust......................   11,714        124,285
 Sensient Technologies
   Corporation................   13,457        302,379
+Sepracor Inc.................   21,200        205,004
+Sequa Corporation (Class
  A)..........................    1,365         53,385
+Sequenom Inc.................    7,281         13,106
+Serologicals Corporation.....    6,972         76,692
+Service Corporation
  International...............   82,000        272,240
+Sharper Image Corporation....    2,600         45,318
 Shenandoah Telecommunications
   Company....................      600         29,352
+Shoe Carnival, Inc...........    1,200         16,813
+Shop At Home, Inc............    6,300         16,821
+ShopKo Stores, Inc...........    9,198        114,515
+Shuffle Master, Inc..........    5,800        110,838
+Shurgard Storage Centers,
  Inc. (Class A)..............   10,389        325,591
+Sierra Health Services,
  Inc.........................    6,926         83,181
 Sierra Pacific Resources.....   26,877        174,701
+Silgan Holdings Inc..........    3,300         81,444
+Silicon Graphics, Inc........   55,207         62,384
+Silicon Image, Inc...........   18,176        109,056
+Silicon Laboratories Inc.....    7,100        135,468
+Silicon Storage Technology,
  Inc.........................   20,558         83,054
+Siliconix Incorporated.......    1,700         39,780
 Simmons First National
   Corporation (Class A)......    2,100         76,965
+Simpson Manufacturing Co.,
  Inc.........................    4,066        133,771
+Sinclair Broadcast Group,
  Inc. (Class A)..............    9,864        114,718
+Sirius Satellite Radio
  Inc.........................    8,727          5,585
 Sizeler Property Investors,
   Inc........................    1,600         14,864
+Skechers U.S.A., Inc. (Class
  A)..........................    5,755         48,860
 Skyline Corporation..........    1,401         41,329
+Skyworks Solutions, Inc......   40,733        351,118
+Smart & Final Inc............    2,629         13,671
+Sola International Inc.......    6,300         81,900
 Solutia Inc..................   29,754        108,007
+Somera Communications, Inc...   11,274         30,440
+Sonic Corp...................   11,276        231,045
+Sonic Innovations, Inc.......    1,200          4,572
+SonicWALL, Inc...............   13,941         50,606
+SonoSite, Inc................    5,215         68,160
+Sonus Networks, Inc..........   58,700         58,700
+Sotheby's Holdings, Inc.
  (Class A)...................   11,536        103,824
+SoundView Technology Group,
  Inc.........................   21,644         32,466

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
 The South Financial Group,
   Inc........................   12,238   $    252,837
 South Jersey Industries,
   Inc........................    3,266        107,843
 Southern Peru Limited........    4,302         61,949
+Southern Union Company.......   10,455        172,508
 Southwest Bancorp, Inc.......    1,900         49,381
+Southwest Bancorporation of
  Texas, Inc..................    8,824        254,219
 Southwest Gas Corporation....    8,690        203,780
 Southwest Water Company......    4,095         54,259
+Southwestern Energy Company..    7,424         85,005
+Sovran Self Storage, Inc.....    4,104        116,389
+Spanish Broadcasting System,
  Inc. (Class A)..............   11,384         81,965
 Spartan Motors, Inc..........    3,800         43,244
 Spartech Corporation.........    5,054        104,264
+Specialty Laboratories,
  Inc.........................    1,824         17,620
+SpectraLink Corporation......    4,280         30,730
+SpeechWorks International
  Inc.........................    5,576         15,501
+Speedway Motorsports, Inc....    3,155         81,336
+Spherion Corporation.........   16,829        112,754
+Spiegel, Inc. (Class A)......    8,960          3,226
+Spinnaker Exploration
  Company.....................    6,787        149,653
+The Sports Authority, Inc....    8,200         57,400
+Sports Resorts International,
  Inc.........................    4,900         28,763
 St. Francis Capital
   Corporation................    2,100         49,182
 St. Mary Land & Exploration
   Company....................    8,726        218,150
+Stage Stores, Inc............    5,100        107,304
+Stamps.com Inc...............   10,207         47,667
 Standard Commercial
   Corporation................    2,200         39,820
+Standard Microsystems
  Corporation.................    4,860         94,624
 Standard Motor Products,
   Inc........................    1,900         24,700
 Standard Pacific Corp........    9,130        225,967
 The Standard Register
   Company....................    4,345         78,210
 Standex International
   Corporation................    3,131         74,643
+Stanley Furniture Company,
  Inc.........................      800         18,600
+StarMedia Network, Inc.......    8,765              1
+StarTek, Inc.................    2,440         67,344
 State Auto Financial
   Corporation................    2,512         38,936
 State Bancorp, Inc...........    3,300         59,400
 Staten Island Bancorp,
   Inc........................   15,384        309,834
+Station Casinos, Inc.........   10,021        177,372
+The Steak 'n Shake Company...    5,128         51,280
+Steel Dynamics, Inc..........   10,097        121,467
+Stein Mart, Inc..............    5,524         33,696
+Steinway Musical Instruments,
  Inc.........................    1,200         19,524
 Stepan Company...............    1,755         43,875
+Stericycle, Inc..............   10,284        332,986

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2002
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
 Sterling Bancorp.............    2,328   $     61,273
 Sterling Bancshares, Inc.....   11,076        135,349
 Sterling Financial
   Corporation (PA)...........    4,150         98,148
+Sterling Financial
  Corporation (Spokane).......    2,400         45,168
+Steve Madden, Ltd............    3,612         65,269
+Stewart & Stevenson Services,
  Inc.........................    9,424        133,255
+Stewart Enterprises, Inc.
  (Class A)...................   24,824        138,294
+Stewart Information Services
  Corporation.................    4,022         86,030
+Stillwater Mining Company....   11,317         60,546
+Stone Energy Corporation.....    6,578        219,442
+Stoneridge, Inc..............    3,487         41,495
+StorageNetworks, Inc.........   26,200         30,392
+Stratex Networks, Inc........   23,971         52,976
+Stratos Lightwave, Inc.......    2,121          9,330
+Strattec Security
  Corporation.................      600         28,764
 Strayer Education, Inc.......    2,992        172,040
 The Stride Rite
   Corporation................   11,535         82,706
 Sturm, Ruger & Company,
   Inc........................    5,678         54,338
 Suffolk Bancorp..............    2,800         88,536
 Summit Bancshares, Inc.......    2,300         44,850
 Summit Properties Inc........    6,319        112,478
 Sun Bancorp, Inc.............    2,300         42,046
+Sun Bancorp, Inc. (NJ).......    3,400         45,220
 Sun Communities, Inc.........    4,743        173,451
+Sunrise Assisted Living,
  Inc.........................    5,237        130,349
+SuperGen, Inc................    8,582         31,153
+Superior Energy Services,
  Inc.........................   11,605         95,161
 Superior Financial Corp......    3,100         56,950
 Superior Industries
   International, Inc.........    6,499        268,799
+Supertex, Inc................    1,867         27,800
+SureBeam Corporation (Class
  A)..........................   17,286         69,835
 SureWest Communications......    3,300        122,760
+SurModics, Inc...............    4,163        119,395
 Susquehanna Bancshares,
   Inc........................   10,904        227,250
+Swift Energy Company.........    7,917         76,557
+Sybron Dental Specialties,
  Inc.........................   10,200        151,980
+Sycamore Networks, Inc.......   46,500        134,385
+Sykes Enterprises,
  Incorporated................   10,761         35,296
+Sylvan Learning Systems,
  Inc.........................   10,128        166,099
+Symyx Technologies...........    6,279         79,053
+Synaptics Incorporated.......      600          4,560
+Syncor International
  Corporation.................    4,606        127,724
+Synplicity, Inc..............    5,300         20,034
+Syntel, Inc..................      883         18,552
+Syntroleum Corporation.......   11,509         19,911
 Sypris Solutions, Inc........      600          6,126
+Systems & Computer Technology
  Corporation.................    8,492         73,031
+TALK America Holdings, Inc...    7,633         42,745
 TALX Corporation.............    4,320         55,814
+TBC Corporation..............    4,700         56,447

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+TETRA Technologies, Inc......    4,661   $     99,605
+THQ Inc......................   12,125        160,656
+TIBCO Software Inc...........   21,800        134,724
+TRC Companies, Inc...........    2,500         32,825
+TTM Technologies, Inc........    2,200          7,280
+Take-Two Interactive
  Software, Inc...............   11,214        263,417
 Tanger Factory Outlet
   Centers, Inc...............    1,561         48,391
+Tanox, Inc...................    6,945         62,852
 Tasty Baking Company.........      800          6,960
 Taubman Centers, Inc.........    9,508        154,315
+Techne Corporation...........   12,529        357,928
+Technical Olympic USA, Inc...      300          4,443
 Technitrol, Inc..............   10,461        168,840
 Tecumseh Products Company
   (Class A)..................    4,828        213,060
+Tejon Ranch Co...............    1,315         39,056
+Tekelec......................   14,300        149,435
+Teledyne Technologies
  Incorporated................    8,634        135,381
+TeleTech Holdings, Inc.......   11,089         80,506
+Telik, Inc...................    8,032         93,653
+Tellium, Inc.................   12,300          7,872
 Tennant Company..............    2,637         85,966
+Tenneco Automotive Inc.......    8,800         35,552
+Terayon Communication
  Systems, Inc................   17,776         36,441
+Terex Corporation............   12,743        141,957
+Terra Industries, Inc........   16,900         25,857
+Tesoro Petroleum
  Corporation.................   19,765         89,338
+Tetra Tech, Inc..............   15,431        188,258
+Texas Biotechnology
  Corporation.................    9,796         13,714
 Texas Industries, Inc........    6,045        146,893
 Texas Regional Bancshares,
   Inc. (Class A).............    6,168        219,217
+Theragenics Corporation......    6,932         27,936
+Therasense, Inc..............    7,400         61,790
+Therma-Wave Inc..............    7,031          7,383
+Thomas & Betts Corporation...   12,352        208,749
 Thomas Industries Inc........    3,899        101,608
+Thomas Nelson, Inc...........      900          9,018
 Thor Industries, Inc.........    4,342        149,495
+Thoratec Laboratories
  Corporation.................   12,447         94,971
 Thornburg Mortgage, Inc......   13,400        269,340
+Three-Five Systems, Inc......    5,156         33,256
+Tier Technologies, Inc.
  (Class B)...................    4,900         78,400
+Time Warner Telecom Inc.
  (Class A)...................   15,100         31,861
+TiVo Inc.....................    5,094         26,642
+Tollgrade Communications,
  Inc.........................    3,741         43,882
+Tom Brown, Inc...............   10,415        261,417
 Tompkins Trustco, Inc........    1,700         74,970
+Too Inc......................    9,166        215,584
+The Topps Company, Inc.......   10,391         90,402
 The Toro Company.............    3,199        204,416

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2002
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Touch America Holdings,
  Inc.........................   30,394   $     11,854
+Tower Automotive, Inc........   16,071         72,319
 Town & Country Trust.........    3,063         64,629
+Tractor Supply Company.......    4,300        161,680
+Trammell Crow Company........    6,978         62,802
+Trans World Entertainment
  Corporation.................    5,730         20,800
+Transaction Systems
  Architects, Inc. (Class
  A)..........................   10,185         66,202
+Transcontinental Realty
  Investors, Inc..............    2,100         37,044
+Transkaryotic Therapies,
  Inc.........................    8,440         83,556
+Transmeta Corporation........   36,600         42,822
+TransMontaigne Inc...........    5,931         27,520
 Tredegar Corporation.........    6,445         96,675
 Tremont Corporation..........      800         23,840
+Trex Company, Inc............    1,509         53,268
+Triad Guaranty Inc...........    2,776        102,323
+Triangle Pharmaceuticals,
  Inc.........................    9,106         54,090
+Triarc Companies, Inc........    3,825        100,368
 TriCo Bancshares.............    2,200         54,120
+Trico Marine Services,
  Inc.........................    7,706         25,661
+Trikon Technologies, Inc.....    2,800         14,000
+Trimble Navigation Limited...    8,104        101,219
+Trimeris, Inc................    4,038        173,997
 Trinity Industries, Inc......    9,950        188,652
+TriPath Imaging, Inc.........    7,332         19,650
+Tripos, Inc..................    2,700         19,791
+TriQuint Semiconductor,
  Inc.........................   40,336        171,025
+Triton PCS Holdings, Inc.
  (Class A)...................    3,300         12,969
+Triumph Group, Inc...........    3,279        104,731
+The TriZetto Group, Inc......    6,908         42,415
+Tropical Sportswear Int'l
  Corporation.................    2,600         23,322
 Troy Financial Corporation...    1,745         47,080
 TrustCo Bank Corp NY.........   22,116        238,410
 The Trust Company of New
   Jersey.....................    5,380        149,731
+Tuesday Morning Corporation..    2,490         42,579
+Tularik Inc..................   12,495         93,213
 Tupperware Corporation.......   16,074        242,396
+Turnstone Systems, Inc.......    7,886         21,292
+Tweeter Home Entertainment
  Group, Inc..................    6,430         37,165
+Tyler Technologies, Inc......    6,400         26,688
+U.S. Concrete, Inc...........    8,100         44,307
+U.S. Industries, Inc.........   22,750         59,832
+U.S. Physical Therapy,
  Inc.........................    3,650         40,697
 U.S. Restaurant Properties,
   Inc........................    5,700         80,256
+U.S. Xpress Enterprises, Inc.
  (Class A)...................    3,200         28,032
 U.S.B. Holding Co., Inc......    3,284         58,127
+UAL Corporation..............   22,700         32,461
 UCBH Holdings, Inc...........    5,649        239,800
 UGI Corporation..............    8,456        316,170
+UICI.........................   10,939        170,101
 UIL Holdings Corporation.....    3,900        135,993
 UMB Financial Corporation....    4,176        159,778
+UNOVA, Inc...................   12,009         72,054

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+URS Corporation..............    7,277   $    103,552
+US Oncology, Inc.............   20,723        179,668
+US Unwired Inc. (Class A)....   21,280         10,427
 USEC Inc.....................   20,559        123,765
 USFreightways Corporation....    8,402        241,557
+USG Corporation..............   10,700         90,415
+USinternetworking, Inc.......    4,300              0
+UbiquiTel Inc................   17,100          6,840
+Ulticom, Inc.................    2,440         18,276
+Ultimate Electronics, Inc....    2,619         26,583
+Ultratech Stepper, Inc.......    7,390         72,710
 Umpqua Holdings Corporation..    7,370        134,503
+Unifi, Inc...................   14,372         75,453
 UniFirst Corporation.........    1,400         28,280
+Unilab Corporation...........    6,000        109,800
 Union Bankshares
   Corporation................    3,000         81,750
 UniSource Energy
   Corporation................    8,383        144,942
+Unit Corporation.............   11,708        217,183
+United Auto Group, Inc.......    4,031         50,266
 United Bankshares, Inc.......   11,005        319,816
 United Community Banks,
   Inc........................    4,000         97,480
 United Community Financial
   Corp.......................    9,073         78,481
+United Defense Industries,
  Inc.........................    6,700        156,110
 United Fire & Casualty
   Company....................    1,500         50,175
 United Industrial
   Corporation................    3,900         62,400
 United National Bancorp......    6,091        140,397
+United Natural Foods, Inc....    6,190        156,916
+United Online, Inc...........    5,000         79,705
+United Stationers, Inc.......    9,149        263,500
+United Surgical Partners
  International, Inc..........    4,900         76,543
+United Therapeutics
  Corporation.................    5,146         85,938
 Unitil Corporation...........      800         19,840
+Universal American Financial
  Corp........................    6,800         39,569
+Universal Compression
  Holdings, Inc...............    4,726         90,408
 Universal Corporation........    8,156        301,446
+Universal Display
  Corporation.................    4,407         34,771
+Universal Electronics Inc....    3,886         37,850
 Universal Forest Products,
   Inc........................    4,034         86,009
 Universal Health Realty
   Income Trust...............    2,427         63,709
 Unizan Financial Corp........    6,219        122,825
+Urban Outfitters, Inc........    2,600         61,282
+Urologix, Inc................    3,625         11,999
 Urstadt Biddle Properties
   (Class A)..................    5,500         60,940
+VCA Antech, Inc..............    4,200         63,000
+VISX, Incorporated...........   13,686        131,112
+VIVUS, Inc...................    7,500         27,975
+Vail Resorts, Inc............    1,756         26,638
 Valhi, Inc...................    6,100         50,630
 Valmont Industries, Inc......    3,658         70,965
 Value Line, Inc..............      400         17,376

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2002
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+ValueClick, Inc..............   15,600   $     43,524
+ValueVision International,
  Inc.
  (Class A)...................    5,856         87,723
+Vans, Inc....................    6,883         39,095
+Varian Inc...................    8,035        230,524
+Varian Semiconductor
  Equipment Associates,
  Inc.........................    8,842        210,095
+Vastera, Inc.................    7,700         43,513
 Vector Group Ltd.............    7,438         86,429
+Veeco Instruments Inc........    6,727         77,764
+Ventana Medical Systems,
  Inc.........................    2,880         66,384
 Ventas, Inc..................   18,405        210,737
+Verint Systems Inc...........    2,300         46,414
+Veritas DGC Inc..............   10,297         81,346
+Verity, Inc..................    7,467         99,991
+Versicor, Inc................    5,006         54,015
 Vesta Insurance Group,
   Inc........................    5,000         13,750
+Vialta, Inc..................       85             26
+ViaSat, Inc..................    6,601         76,175
+Viasys Healthcare Inc........    6,400         95,296
+Viasystems Group, Inc........   12,148              5
+Vical Incorporated...........    8,292         28,773
+Vicor Corporation............    5,796         47,823
+Viewpoint Corporation........    8,541         15,972
+Vignette Corporation.........   59,600         73,129
 Vintage Petroleum, Inc.......   14,883        157,016
+Virage Logic Corporation.....    2,500         25,075
+Virbac Corporation...........    5,400         30,294
 Virco Mfg. Corporation.......    2,640         26,928
 Virginia Financial Group,
   Inc........................    2,700         80,460
 Vital Signs, Inc.............    1,724         51,513
+VitalWorks Inc...............   11,800         45,430
+Vitesse Semiconductor
  Corporation.................   55,500        121,268
+Vitria Technology, Inc.......   21,200         15,900
+Volt Information Sciences,
  Inc.........................    1,559         26,659
+W.R. Grace & Co..............   14,500         28,420
+WCI Communities, Inc.........    1,100         11,220
 WD-40 Company................    4,989        131,809
+WESCO International, Inc.....    4,058         22,278
+WFS Financial Inc............    2,047         42,805
 WGL Holdings Inc.............   14,973        358,154
 W Holding Company, Inc.......   13,277        217,875
+W-H Energy Services, Inc.....    7,957        116,093
+WMS Industries Inc...........    5,312         79,574
 WPS Resources Corporation....    9,604        372,827
 WSFS Financial Corporation...    1,991         65,643
+Wabash National Corporation..    6,745         56,523
 Wabtec Corporation...........    8,539        119,887
+Wackenhut Corrections
  Corporation.................    1,200         13,332
 Wallace Computer Services,
   Inc........................   10,801        232,329
 Walter Industries, Inc.......    7,402         80,312
 Warwick Community Bancorp,
   Inc........................    1,700         48,161
 Washington Real Estate
   Investment Trust...........    9,865        251,557

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
 Washington Trust Bancorp,
   Inc........................    3,800   $     74,214
+Waste Connections, Inc.......    8,412        324,787
+WatchGuard Technologies,
  Inc.........................    6,062         38,682
+Water Pik Technologies,
  Inc.........................    1,700         12,495
 Watsco, Inc..................    3,765         61,671
+Watson Wyatt & Company
  Holdings....................    4,725        102,769
 Watts Industries, Inc. (Class
   A).........................    4,536         71,397
 Wausau - Mosinee Paper
   Corporation................   10,842        121,647
 Waypoint Financial Corp......   11,400        202,920
+WebEx Communications, Inc....    6,331         94,965
+webMethods, Inc..............   14,220        116,888
+Websense, Inc................    6,651        142,072
 Weis Markets, Inc............    3,100         96,255
 Wellman, Inc.................    9,118        123,002
+Wellsford Real Properties
  Inc.........................    2,600         40,976
 Werner Enterprises, Inc......   12,012        258,618
 WesBanco, Inc................    6,063        141,813
 West Coast Bancorp...........    3,400         51,510
+West Marine, Inc.............    3,800         52,022
 West Pharmaceutical Services,
   Inc........................    3,838         93,647
 Westar Energy, Inc...........   17,600        174,240
 Westcorp.....................    2,836         59,556
+Western Digital
  Corporation.................   54,182        346,223
 Western Gas Resources,
   Inc........................    5,913        217,894
+Western Wireless Corporation
  (Class A)...................   18,700         99,110
 Westfield Financial, Inc.....      400          6,200
+WestPoint Stevens Inc........   10,498          6,194
+Westport Resources
  Corporation.................    5,806        120,765
+The Wet Seal, Inc. (Class
  A)..........................    8,575         92,275
+White Electronic Designs
  Corporation.................    3,800         29,070
+Whitehall Jewellers, Inc.....    3,500         33,250
+Wild Oats Markets, Inc.......    6,529         67,379
+William Lyon Homes, Inc......      700         15,281
+Wilson Greatbatch
  Technologies, Inc...........    6,500        189,800
+Wilsons The Leather Experts
  Inc.........................    5,799         28,995
+Wind River Systems, Inc......   21,200         86,920
 Winnebago Industries, Inc....    2,995        117,494
 Winston Hotels, Inc..........    4,955         38,649
 Wintrust Financial
   Corporation................    4,800        150,336
+Wireless Facilities, Inc.....    6,713         40,345
+Witness Systems, Inc.........    3,800         13,072
 Wolverine World Wide, Inc....   11,272        170,320
+Women First HealthCare,
  Inc.........................    2,800         12,771
 Woodhead Industries, Inc.....    2,611         29,504
 Woodward Governor Company....    2,993        130,195
+World Acceptance
  Corporation.................    4,500         34,245
 World Fuel Services
   Corporation................    1,700         34,850

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

SCHEDULE OF INVESTMENTS -- CONCLUDED
December 31, 2002
--------------------------------------------------------------------------------

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+World Wrestling Federation
  Entertainment, Inc..........    2,568   $     20,672
 Worthington Industries,
   Inc........................   20,541        313,045
+Wright Medical Group, Inc....    5,300         92,533
+Wyndham International,
  Inc.........................   35,361          8,133
+XM Satellite Radio Holdings
  Inc. (Class A)..............   18,207         48,977
+XO Communications, Inc.
  (Class A)...................   53,600          2,841
 X-Rite, Incorporated.........    5,917         41,360
+Xicor, Inc...................    5,734         21,388
+The Yankee Candle Company,
  Inc.........................    7,783        124,528
 Yardville National Bancorp...    1,100         18,964
+Yellow Corporation...........    8,863        223,268
+Young Broadcasting Inc.
  (Class A)...................    4,508         59,370
+Young Innovations, Inc.......      600         13,962
 Zenith National Insurance
   Corp.......................    2,437         57,318
+Zoll Medical Corporation.....    2,861        102,052
+Zomax Incorporated...........    8,508         36,159
+Zoran Corporation............    8,046        113,207
+Zygo Corporation.............    3,295         23,032

                                SHARES
ISSUE                            HELD        VALUE
-----                           -------   ------------
                                  (IN U.S. DOLLARS)
+Zymogentics, Inc.............    1,100   $     10,890
                                          ------------
    TOTAL COMMON STOCKS - 95.0%
      (COST - 214,450,606).............    172,838,603
                                          ------------

                             PARTNERSHIP
                              INTEREST
                             -----------
SHORT-TERM SECURITIES -
  Merrill Lynch Liquidity
  Series, LLC Cash Sweep
  Series I*................   2,917,060       2,917,060
                                           ------------

TOTAL SHORT-TERM SECURITIES - 1.6%
(COST - 2,917,060).....................   $  2,917,060
                                          ------------
TOTAL INVESTMENTS - 96.6%
  (COST - $217,367,666)................    175,755,663

VARIATION MARGIN ON FINANCIAL FUTURES
  CONTRACTS** - (0.1%).................       (255,126)

OTHER ASSETS LESS LIABILITIES - 3.5%...
                                             6,414,934
                                          ------------

NET ASSETS - 100.0%....................   $181,915,471
                                          ============

---------------

(a) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

+   Non-income producing security.

* Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2 (a)(3) of the Investment Company Act of 1940) are as follows:

                                                                 NET SHARE      NET       INTEREST
   AFFILIATE                                                     ACTIVITY       COST       INCOME
   ---------                                                     ---------   ----------   --------
   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I.....  2,917,060   $2,917,060    $7,083

** Financial futures contracts purchased as of December 31, 2002 were as follows:

   NUMBER OF                 EXPIRATION
   CONTRACTS      ISSUE         DATE       VALUE
   ---------      -----      ----------    -----
   45...       Russell 2000  March 2003  $8,622,000
                                         ----------
   (Total Contract Price - $8,649,582)   $8,622,000
                                         ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2002
--------------------------------------------------------------------------------

ASSETS:
    Investments, at value (including securities loaned of
     $4,837,342) (identified cost - $217,367,666)...........               $175,755,663
    Investments held as collateral for loaned securities, at
     value..................................................                  5,253,650
    Cash on deposit for financial futures contracts.........                    480,000
    Receivables:
        Contributions.......................................  $6,399,424
        Dividends...........................................     271,034
        Investment adviser..................................      85,524
        Loaned securities income............................      12,968
        Securities sold.....................................       9,462
        Interest............................................       4,574      6,782,986
                                                              ----------
    Prepaid expenses........................................                      1,371
                                                                           ------------
        TOTAL ASSETS........................................                188,273,670
                                                                           ------------

LIABILITIES:
    Collateral on securities loaned, at value...............                  5,253,650
    Payables:
        Withdrawals.........................................     495,468
        Securities purchased................................     288,769
        Variation margin....................................     255,126
        Custodian bank......................................      36,285      1,075,648
                                                              ----------
    Accrued expenses........................................                     28,901
                                                                           ------------
        TOTAL LIABILITIES...................................                  6,358,199
                                                                           ------------
NET ASSETS..................................................               $181,915,471
                                                                           ============
NET ASSETS CONSIST OF:
    Investors' capital......................................               $223,555,056
    Unrealized depreciation on investments - net............                (41,639,585)
                                                                           ------------
NET ASSETS..................................................               $181,915,471
                                                                           ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2002
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Dividends (net of $1,022 foreign withholding tax).......                 $  2,396,237
    Interest................................................                      127,093
    Securities lending - net................................                       34,978
                                                                             ------------
        TOTAL INCOME........................................                    2,558,308
                                                                             ------------
EXPENSE:
    Professional fees.......................................  $    149,435
    Custodian fees..........................................        46,705
    Accounting services.....................................        37,486
    Investment advisory fees................................        19,128
    Trustees' fees and expenses.............................        14,625
    Printing and shareholder reports........................           603
    Other...................................................         5,207
                                                              ------------
        Total expenses before reimbursement.................       273,189
    Reimbursement of expenses...............................      (120,169)
                                                              ------------
        TOTAL EXPENSES AFTER REIMBURSEMENT..................                      153,020
                                                                             ------------
INVESTMENT INCOME - NET.....................................                    2,405,288
                                                                             ------------
REALIZED & UNREALIZED LOSS ON INVESTMENTS - NET:
    Realized loss from investments - net....................                  (12,560,901)
    Change in unrealized depreciation on
     investments - net......................................                  (35,615,150)
                                                                             ------------
        TOTAL REALIZED AND UNREALIZED LOSS ON INVESTMENTS...                  (48,176,051)
                                                                             ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........                 $(45,770,763)
                                                                             ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  FOR THE YEAR ENDED
                                                                     DECEMBER 31,
                                                              ---------------------------
                                                                  2002           2001
                                                              ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Investment income - net.................................  $  2,405,288   $  2,780,462
    Realized gain (loss) on investments - net...............   (12,560,901)     1,032,521
    Change in unrealized appreciation/depreciation on
     investments - net......................................   (35,615,150)        61,370
                                                              ------------   ------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS.............................................   (45,770,763)     3,874,353
                                                              ------------   ------------
CAPITAL TRANSACTIONS:
    Proceeds from contributions.............................   105,968,467    138,087,587
    Fair value of withdrawals...............................   (61,250,024)  (128,237,981)
                                                              ------------   ------------
    NET INCREASE IN NET ASSETS DERIVED FROM CAPITAL
     TRANSACTIONS...........................................    44,718,443      9,849,606
                                                              ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................    (1,052,320)    13,723,959
NET ASSETS:
    Beginning of year.......................................   182,967,791    169,243,832
                                                              ------------   ------------
    END OF YEAR.............................................  $181,915,471   $182,967,791
                                                              ============   ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following ratios have been derived from information provided in the financial statements.

                                          FOR THE YEAR ENDED DECEMBER 31,
                                ---------------------------------------------------
                                  2002       2001       2000       1999      1998
                                --------   --------   --------   --------   -------
TOTAL INVESTMENT RETURN.......  (20.19%)      2.37%         --         --        --
                                ========   ========   ========   ========   =======
RATIOS TO AVERAGE NET ASSETS:
    Expenses, net of
      reimbursement...........      .08%       .08%       .09%       .14%      .17%
                                ========   ========   ========   ========   =======
    Expenses..................      .14%       .13%       .13%       .17%      .28%
                                ========   ========   ========   ========   =======
    Investment income - net...     1.26%      1.45%      1.90%      1.83%     1.46%
                                ========   ========   ========   ========   =======
SUPPLEMENTAL DATA:
    Net assets, end of year
      (in thousands)..........  $181,915   $182,968   $169,244   $114,799   $83,831
                                ========   ========   ========   ========   =======
    Portfolio turnover........    39.00%     48.50%     50.51%     51.20%    48.16%
                                ========   ========   ========   ========   =======

---------------

* Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

NOTES TO FINANCIAL STATEMENTS
December 31, 2002
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Small Cap Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

  A.  Valuation of investments

     Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

  B.  Derivative financial instruments

     The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

  Financial futures contracts

     The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  Options

     The Series is authorized to purchase and write call and put options. When the Series writes an option,an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

NOTES TO FINANCIAL STATEMENTS
December 31, 2002
--------------------------------------------------------------------------------

current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

     Written and purchased options are non-income producing investments.

  C.  Income taxes

     The Series is classified as a partnership for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Accordingly, as a "pass through" entity, the Series pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

  D.  Security transactions and investment income

     Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

  E.  Custodian bank

     The Series recorded an amount payable to the custodian bank reflecting an overnight overdraft, which resulted from management estimates of available cash.

  F.  Securities lending

     The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

NOTES TO FINANCIAL STATEMENTS
December 31, 2002
--------------------------------------------------------------------------------

2.   INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

     The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

     FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. FAM has entered into a contractual arrangement with the Series under which the expenses incurred by the Series will not exceed .08%. Effective January 1, 2003, the limit was increased from .08% to .09%. This arrangement expires December 31, 2003 and is renewable. FAM also reimbursed the Series for expenses of $120,169.

     Merrill Lynch Trust Company, an indirect, wholly-owned Subsidiary of ML & Co., is the Series' Custodian.

     The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Advisors, LLC ("MLIA"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIA may, on behalf of the Trust and Series, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by MLIA or in registered money market funds advised by FAM or its affiliates. As of December 31, 2002, cash collateral of $2,784,435 was invested in the Money Market Series of the Merrill Lynch Liquidity Series, LLC and $2,469,215 was invested in the Merrill Lynch Premier Institutional Fund. As of December 31, 2002 the Series lent securities with a value of $475,396 to MLPF&S or its affiliates. For the year ended December 31, 2002, MLIA received $15,370 in securities lending agent fees from the Series.

     In addition, MLPF&S received $24 in commissions on the execution of Portfolio security transactions for the Series for the year ended December 31, 2002.

     For the year ended December 31, 2002, the Series reimbursed FAM $4,759 for certain accounting services.

     Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3.   INVESTMENTS

     Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2002 were $118,149,718 and $71,093,835, respectively.

     Net realized losses for the year ended December 31, 2002 and net unrealized losses as of December 31, 2002 were as follows:

                                                          REALIZED      UNREALIZED
                                                           LOSSES         LOSSES
                                                        ------------   ------------
Long-term investments.................................  $(10,056,188)  $(41,612,003)
Financial futures contracts...........................    (2,504,713)       (27,582)
                                                        ------------   ------------
Total.................................................  $(12,560,901)  $(41,639,585)
                                                        ============   ============

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

NOTES TO FINANCIAL STATEMENTS
December 31, 2002
--------------------------------------------------------------------------------

     As of December 31, 2002, net unrealized depreciation for Federal income tax purposes aggregated $44,987,098, of which $16,733,679 related to appreciated securities and $61,720,777 related to depreciated securities. At December 31, 2002, the aggregate cost of investments for Federal income tax purposes was $220,742,761.

4.   SHORT-TERM BORROWINGS

     The Series, along with certain other funds managed by FAM and its affiliates, is a party to a credit agreement with Bank One, N.A. and certain other lenders. Effective November 29, 2002, in conjunction with the renewal for one year at the same terms, the total commitment was reduced from $1,000,000,000 to $500,000,000. The Series may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of ..09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Fund did not borrow under the credit agreement during the year ended December 31, 2002.

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

INDEPENDENT AUDITORS' REPORT
December 31, 2002
--------------------------------------------------------------------------------

The Board of Trustees and Investors, Master Small Cap Index Series (One of the series constituting Quantitative Master Series Trust):

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Small Cap Index Series (one of the series constituting Quantitative Master Series Trust) as of December 31, 2002, the related statements of operations for the year then ended, and changes in net assets for each of the two years in the two-year period then ended, and the financial highlights for each of the years presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master Small Cap Index Series of Quantitative Master Series Trust as of December 31, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 20, 2003

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
OFFICERS AND TRUSTEES
--------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                  PORTFOLIOS IN          OTHER
                          POSITION(S)  LENGTH                                      FUND COMPLEX      DIRECTORSHIPS
NAME, ADDRESS, AND         HELD WITH   OF TIME      PRINCIPAL OCCUPATION(S)        OVERSEEN BY          HELD BY
AGE                          TRUST     SERVED         DURING PAST 5 YEARS            TRUSTEE            TRUSTEE
------------------        -----------  -------      -----------------------       --------------     -------------
INTERESTED TRUSTEE

Terry K. Glenn*            President    1999    Chairman, Americas Region since     117 Funds      None
P.O. Box 9011              and          to      2001 and Executive Vice           162 Portfolios
Princeton, NJ 08543-9011   Trustee     present  President since 1983 of Fund
Age: 62                                 and     Asset Management, L.P. ("FAM")
                                        1997    and Merrill Lynch Investment
                                        to      Managers, L.P. ("MLIM");
                                       present  President of Merrill Lynch
                                                Mutual Funds since 1999;
                                                President of FAM Distributors,
                                                Inc. ("FAMD") since 1986 and
                                                Director thereof since 1991;
                                                Executive Vice President and
                                                Director of Princeton Services,
                                                Inc. ("Princeton Services")
                                                since 1993; President of
                                                Princeton Administrators, L.P.
                                                since 1988; Director of
                                                Financial Data Services, Inc.
                                                since 1985.

* Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM act as investment advisers. Mr. Glenn is an "interested person," as described in the Investment Company Act, of each Fund based on his positions as Chairman (Americas Region) and Executive Vice President of FAM and MLIM; President of FAMD; Executive Vice President of Princeton Services; and President of Princeton Administrators, L.P. The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Trust President, Mr. Glenn serves at the pleasure of the Board of Trustees.

                                                                                    NUMBER OF
                                                                                  PORTFOLIOS IN          OTHER
                          POSITION(S)  LENGTH                                      FUND COMPLEX      DIRECTORSHIPS
NAME, ADDRESS, AND         HELD WITH   OF TIME      PRINCIPAL OCCUPATION(S)        OVERSEEN BY          HELD BY
AGE                          TRUST     SERVED*        DURING PAST 5 YEARS            TRUSTEE            TRUSTEE
------------------        -----------  -------      -----------------------       --------------     -------------
INDEPENDENT TRUSTEES

Donald W. Burton           Trustee      2002    Manager of The Burton               23 Funds       ITC Delta-Com,
P.O. Box 9095                           to      Partnership, Limited Partnership  34 Portfolios    Inc.; ITC Holding
Princeton, NJ 08543-9095               present  since 1979; Managing General                       Company, Inc.;
Age: 58                                         Partner of the South Atlantic                      Knology, Inc.;
                                                Venture Fund II and III, Limited                   MainBancorp,
                                                Partnerships and Chairman of                       N.A.; PriCare,
                                                South Atlantic Private Equity                      Inc.; Sumbion,
                                                Fund IV, Limited Partnership                       Inc.
                                                since 1983; Member of the
                                                Investment Advisory Council of
                                                the Florida State Board of
                                                Administration since 2001.

M. Colyer Crum             Trustee      2000    James R. Williston Professor of     23 Funds       Cambridge Bancorp
P.O. Box 9095                           to      Investment Management Emeritus,   34 Portfolios
Princeton, NJ 08543-9095               present  Harvard Business School since
Age: 70                                         1996.

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
OFFICERS AND TRUSTEES -- CONTINUED
--------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                  PORTFOLIOS IN          OTHER
                          POSITION(S)  LENGTH                                      FUND COMPLEX      DIRECTORSHIPS
NAME, ADDRESS, AND         HELD WITH   OF TIME      PRINCIPAL OCCUPATION(S)        OVERSEEN BY          HELD BY
AGE                          TRUST     SERVED*        DURING PAST 5 YEARS            TRUSTEE            TRUSTEE
------------------        -----------  -------      -----------------------       --------------     -------------

Laurie Simon Hodrick       Trustee      2000    Professor of Finance and            23 Funds       None
P.O. Box 9095                           to      Economics, Graduate School of     34 Portfolios
Princeton, NJ 08543-9095               present  Business, Columbia University
Age: 40                                         since 1998; Associate Professor
                                                of Finance and Economics,
                                                Graduate School of Business,
                                                Columbia University from 1996 to
                                                1998.

J. Thomas Touchton         Trustee      2000    Managing Partner of The Witt        23 Funds       TECO Energy, Inc.
P.O. Box 9095                           to      Touchton Company and its          34 Portfolios
Princeton, NJ 08543-9095               present  predecessor, The Witt Co., since
Age: 63                                         1972; Trustee Emeritus of
                                                Washington and Lee University.

Fred G. Weiss              Trustee      2000    Managing Director of FGW            23 Funds       BTG International
P.O. Box 9095                           to      Associates since 1997; Serves on  34 Portfolios    PLC; Watson
Princeton, NJ 08543-9095               present  the Boards of BTG International                    Pharmaceuticals,
Age: 61                                         PLC and Watson Pharmaceuticals                     Inc.
                                                PLC.

* The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

                          POSITION(S)
NAME, ADDRESS, AND         HELD WITH     LENGTH OF
AGE                          TRUST      TIME SERVED          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------        ------------  -----------          -------------------------------------------
TRUST OFFICERS

Donald C. Burke           Vice          1997 to      First Vice President of FAM and MLIM since 1997 and
P.O. Box 9011             President     present and  Treasurer thereof since 1999; Senior Vice President and
Princeton, NJ 08543-9011  and           1999 to      Treasurer of Princeton Services since 1999; Vice President
Age: 42                   Treasurer     present      of FAMD since 1999; Vice President of FAM and MLIM from 1990 to 1997; Director of MLIM Taxation since 1990.

Robert C. Doll, Jr.       Senior Vice   1999 to      President and Global Chief Investment Officer of MLIM and
P.O. Box 9011             President     present      member of the Executive Management Committee of ML & Co.,
Princeton, NJ 08543-9011                             Inc. since 2001; Chief Investment Officer, Senior Vice
Age: 49                                              President and Co-Head of MLIM Americas from 1999 to 2001;
                                                     Chief Investment Officer of Oppenheimer Funds, Inc. from
                                                     1987 to 1999 and Executive Vice President from 1991 to 1999.

Richard Vella             Senior Vice   1999 to      Senior Portfolio Manager and Head of Global Index and
P.O. Box 9011             President     present      Enhanced Index products for Merrill Lynch Quantitative
Princeton, NJ 08543-9011                             Advisors since 1999; Managing Director and Head of the
Age: 46                                              Global Index and Enhanced Index business at Bankers Trust
                                                     from 1984 to 1999.

Stephen M. Benham         Secretary     2002 to      Vice President (Legal Advisory) of MLIM since 2000;
P.O. Box 9011                           present      Associate with Kirkpatrick & Lockhart LLP from 1997 to 2000.
Princeton, NJ 08543-9011
Age: 43

*   Officers of the Trust serve at the pleasure of the Board of Trustees.

     Effective January 1, 2003, J. Thomas Touchton, Trustee of Master Small Cap Index Series, retired. The Trust's Board of Trustees wishes Mr. Touchton well in his retirement.

     Further information about the Trust's Officers and Trustees is available in the Trust's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

SCHEDULE OF INVESTMENTS
December 31, 2002
--------------------------------------------------------------------------------

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                    (IN U.S. DOLLARS)
AUSTRALIA
AMP Diversified Property
  Trust........................     52,807   $    77,610
AMP Limited....................     26,827       168,888
Amcor Limited..................     37,028       177,020
Australia and New Zealand
  Banking Group Ltd. ..........     39,762       388,466
Australian Gas Light Company
  Limited......................     19,540       115,971
BHP Billiton Limited...........    121,993       697,247
BHP Steel Limited (a)..........     27,058        49,213
Boral Limited..................     19,286        47,241
Brambles Industries Limited....     44,098       116,708
CSL Limited....................      3,407        41,439
CSR Limited....................     36,728       130,707
Coca-Cola Amatil Limited.......     15,213        45,145
Cochlear Limited...............        993        21,796
Coles Myer Limited.............     28,979       102,804
Commonwealth Bank of
  Australia....................     40,816       620,554
Computershare Limited..........     11,639        12,125
Foster's Brewing Group
  Limited......................     83,121       210,624
Gandel Retail Trust............    112,770        86,996
General Property Trust.........     62,350       104,275
Insurance Australia Group
  Limited......................      3,988         6,153
James Hardie Industries NV.....      8,663        33,318
Lend Lease Corporation
  Limited......................     18,486       101,180
M.I.M. Holdings Limited........      6,087         5,176
Macquarie Bank Limited.........     10,694       142,114
Macquarie Infrastructure
  Group........................     24,317        43,817
Mayne Nickless Limited.........     33,090        60,744
Mirvac Group...................     42,659        99,448
National Australia Bank
  Limited......................     45,179       807,729
Newcrest Mining Limited........     20,996        85,125
The News Corporation Limited...     52,643       340,305
The News Corporation Limited
  (Convertible Preferred) (ADR)
  (b)..........................        760        17,214
The News Corporation Limited
  (Preferred)..................     55,648       299,253
OneSteel Limited...............     23,360        23,677
Orica Limited..................      5,805        34,322
Origin Energy Limited..........      1,339         2,797
Pacific Dunlop Limited (a).....      7,344        31,016
Paperlinx Limited..............        377         1,081
Patrick Corporation Limited....      5,500        40,571
QBE Insurance Group Limited....     29,538       135,558
Rio Tinto Limited..............      6,391       122,178
Santos Limited.................     24,995        84,730
Southcorp Limited..............      8,843        22,906
Stockland Trust Group..........     46,236       125,491
Suncorp-Metway Limited.........     10,318        64,782
TABCORP Holdings Limited.......     19,869       119,155
Telstra Corporation Limited....     52,103       129,386
WMC Limited....................     42,215       116,479
WMC Resources Limited (a)......     42,215       100,315
Wesfarmers Limited.............     10,979       164,449
Westfield Holdings Limited.....      4,962        37,581
Westfield Trust................     89,237       174,365

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                    (IN U.S. DOLLARS)
Westfield Trust (Units) (a)....      3,698   $     7,080
Westpac Banking Corporation
  Limited......................     60,555       468,855
Woodside Petroleum Limited.....      6,460        45,034
Woolworths Limited.............     39,044       250,637
                                             -----------
TOTAL INVESTMENTS IN AUSTRALIA
  (COST - $7,368,538) - 4.5%...                7,558,850
                                             -----------

AUSTRIA
Boehler-Uddeholm AG............        390        18,061
Flughafen Wien AG..............      1,446        48,558
Mayr-Melnhof Karton AG.........        911        67,398
OMV AG.........................        329        32,309
Oesterreichische
  Elektrizitaetswirtschafts-AG
  "Verbund" 'A'................         47         4,002
RHI AG (a).....................         53           409
Telekom Austria AG (a).........      3,644        36,902
VA Technologie AG..............        458         7,450
Wienerberger Baustoffindustrie
  AG...........................        122         2,170
                                             -----------
TOTAL INVESTMENTS IN AUSTRIA
  (COST - $199,801) - 0.1%.....                  217,259
                                             -----------

BELGIUM
Agfa Gevaert NV................      5,023       112,012
Barco NV (New Shares)..........        520        27,257
Bekaert NV.....................      1,022        46,278
Colruyt NV.....................      1,048        57,738
Compagnie Maritime Belge SA
  (CMB)........................        628        33,808
D'leteren SA...................        222        30,053
Delhaize "Le Lion" SA..........        592        11,008
Delhaize "Le Lion" SA (ADR)
  (b)..........................        950        17,053
Dexia..........................     17,437       216,470
Electrabel SA..................        908       220,586
Fortis.........................     26,094       460,035
Groupe Bruxelles Lambert SA....      2,091        85,599
Interbrew......................      2,492        58,840
KBC Bancassurance Holding......      2,802        89,359
Solvay SA......................      1,416        97,627
Suez Lyonnaise des Eaux SA.....      4,785            50
UCB SA.........................      4,104       129,202
Union Miniere SA...............      1,057        45,622
                                             -----------
TOTAL INVESTMENTS IN BELGIUM
  (COST - $1,996,100) - 1.0%...                1,738,597
                                             -----------

DENMARK
A/S Dampskibsselskabet
  Svendborg 'B'................         11       111,890
A/S Det Ostasiatiske Kompagni
  (a)..........................        555        12,859
Bang & Olufsen Holding A/S
  'B'..........................        464         9,374
Carlsberg A/S 'B'..............        285        12,542
Coloplast A/S 'B'..............         93         6,766
D/S 1912 'B'...................          7        49,150
Danisco A/S....................      2,482        84,330
Danske Bank....................     19,244       318,087

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

December 31, 2002
--------------------------------------------------------------------------------

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                    (IN U.S. DOLLARS)
FLS Industries A/S 'B' (a).....      1,417   $    11,311
Group 4 Falck A/S..............      2,132        45,029
H. Lundbeck A/S................        502        13,333
ISS A/S (a)....................        527        18,985
NKT Holding A/S................        820         8,573
Novo Nordisk A/S 'B'...........     10,122       292,432
Novozymes A/S 'B'..............      2,267        47,400
TDC A/S........................      3,905        94,889
Topdanmark A/S (a).............        907        26,268
Vestas Wind Systems A/S........      3,906        38,903
William Demant A/S (a).........      1,530        32,963
                                             -----------
TOTAL INVESTMENTS IN DENMARK
  (COST - $1,376,837) - 0.7%...                1,235,084
                                             -----------

FINLAND
AvestaPolarit Oyj..............         28           192
Fortum Corporation, the IVO-
  Neste Group..................     10,540        69,129
Instrumentarium Corporation....      3,019       120,960
Kone Corporation 'B'...........        201         6,035
Metso Oyj......................      4,366        47,191
Nokia Oyj 'A' (ADR) (b)........      1,270        19,685
Nokia Oyj (Series A)...........    139,310     2,214,808
Outokumpu Oyj..................        447         3,893
Pohjola Group PLC 'D'..........      2,198        34,299
Rautaruukki Oyj................      3,289        11,873
Sampo Insurance Company Ltd.
  'A'..........................     11,884        90,415
Stora Enso Oyj 'R'.............     22,459       236,863
TeliaSonera AB (a).............     36,201       134,862
Tietoenator Oyj................      3,005        40,995
UPM-Kymmene Oyj................      5,708       183,293
Wartsila Oyj 'B'...............        154         1,943
                                             -----------
TOTAL INVESTMENTS IN FINLAND
  (COST - $3,650,720) - 1.9%...                3,216,436
                                             -----------

FRANCE
Accor SA.......................      5,124       155,184
Air Liquide....................      2,984       393,618
Alcatel........................     28,069       123,124
Alstom (a).....................     13,495        67,268
Altran Technologies SA.........      2,895        13,884
Arcelor (a)....................     10,996       135,239
Aventis SA.....................     21,016     1,142,407
Axa............................     41,163       552,483
BNP Paribas SA.................     25,157     1,025,103
Bouygues SA....................      6,902       192,808
Business Objects SA (a)........        718        10,571
Cap Gemini SA..................      1,211        27,679
Carrefour SA...................     14,567       648,611
Casino Guichard Perrachon
  (Warrants) (d)...............        133           161
Casino Guichard Perrachon
  (Warrants) (d)...............        133            13
Club Mediterranee SA (a).......        143         3,436
Compagnie de Saint-Gobain......      7,976       234,026
Compagnie Francaise d'Etudes et
  de Construction (Technip
  SA)..........................        733        52,460

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                    (IN U.S. DOLLARS)
Compagnie Generale des
  Etablissements Michelin
  'B'..........................      3,065   $   105,691
Dassault Systemes SA...........      1,856        40,005
Essilor International SA.......      2,316        95,394
Etablissements Economiques du
  Casino Guichard-Perrachon
  SA...........................      1,499       111,293
European Aeronautic Defence and
  Space Company................      4,658        48,148
France Telecom SA..............     11,381       199,213
Groupe Danone..................      3,776       507,997
Imetal SA......................        298        37,652
L'Oreal SA.....................     10,798       822,095
LVMH (Louis Vuitton Moet
  Hennessy)....................      6,541       268,731
Lafarge SA (Ordinary)..........      3,097       233,349
Lagardere S.C.A................      3,917       159,117
PSA Peugeot Citroen............      5,716       233,097
Pechiney SA 'A'................      1,951        68,464
Pernod Ricard..................      1,744       168,923
Pinault-Printemps-Redoute SA...      2,228       163,898
Publicis SA....................      3,608        76,482
Renault SA.....................      3,833       180,121
STMicroelectronics NV..........     17,662       346,225
Sagem SA (New Shares)..........        550        37,227
Sanofi-Synthelabo SA...........     11,420       698,077
Schneider SA...................      5,791       274,015
Societe BIC SA.................      1,954        67,360
Societe Generale 'A'...........      7,748       451,257
Societe Generale d'Entreprises
  SA...........................      1,886       106,281
Societe Television Francaise
  1............................      5,565       148,684
Sodexho Alliance SA............      3,743        86,414
Suez SA (a)....................     24,765       429,848
Thomson CSF....................      2,214        58,619
Thomson Multimedia (a).........      6,869       117,207
TotalFinaElf SA (a)............     19,314     2,758,490
TotalFinaElf SA 'B'............        939       133,027
TotalFinaElf SA 'STRIP' (a)....      4,140            43
Unibail (Union du Credit-Bail
  Immobilier)..................        113         8,040
Valeo SA.......................      3,198       100,344
Vivendi Universal SA...........     18,089       292,142
Vivendi Universal SA (ADR)
  (b)..........................      6,053        97,272
                                             -----------
TOTAL INVESTMENTS IN FRANCE
  (COST - $15,418,567) - 8.7%..               14,508,317
                                             -----------

GERMANY
Adidas-Salomon AG..............      1,302       112,448
Allianz AG (Registered
  Shares)......................      4,965       472,311
Altana AG......................        977        44,599
BASF AG........................     14,659       555,024
Bayer AG.......................     22,263       477,769
Bayerische Hypo- und
  Vereinsbank AG...............     13,994       223,510
Beiersdorf AG..................      1,419       157,993
Buderus AG.....................      2,231        51,507
Continental AG (a).............      4,191        65,531
DaimlerChrysler AG.............     25,203       776,250

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

December 31, 2002
--------------------------------------------------------------------------------

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                    (IN U.S. DOLLARS)
Deutsche Bank AG
  (Registered Shares)..........     15,269   $   703,422
Deutsche Lufthansa AG
  (Registered Shares) (a)......      5,765        53,117
Deutsche Post AG (Registered)..     16,358       171,661
Deutsche Telekom AG
  (Registered Shares) (a)......     62,044       797,585
Douglas Holding AG.............      1,160        20,487
E.On AG........................     16,199       653,620
Epcos AG (a)...................      2,386        24,713
Fresenius Medical Care AG......      2,673       110,687
Gehe AG........................      1,654        64,395
Heidelberger Zement AG.........         35         1,304
Heidelberger Zement AG (a).....      1,292            14
Heidelberger Zement AG.........      1,174        41,406
Henkel KGaA (Preferred)........      1,908       121,237
Hugo Boss AG (Preferred).......      1,830        19,262
Infineon Technologies AG (a)...     10,701        78,495
Karstadt AG....................      1,640        28,397
Linde AG.......................      3,341       122,712
MAN AG.........................      3,990        55,060
Marschollek, Lautenschlaeger
  und Partner AG...............      3,609        35,600
Merck KGaA.....................      2,378        63,385
Metro AG.......................      1,873        44,716
Muenchener Rueckversicherungs-
  Gesellschaft AG (Registered
  Shares)......................      3,140       375,643
Porsche AG (Preferred).........        359       149,187
Preussag AG....................      4,174        70,784
ProSieben Sat.1 Media AG
  (Preferred)..................      4,900        33,423
QIAGEN NV (a)..................      4,938        25,132
RWE AG.........................     11,991       310,809
RWE AG (Preferred).............      2,033        44,269
SAP AG (Systeme, Anwendungen,
  Produkte in der
  Datenverarbeitung)...........      5,574       441,743
Schering AG....................      4,520       196,609
Siemens AG.....................     22,828       970,206
Siemens AG (ADR) (b)...........        860        36,232
Thyssen Krupp AG...............      9,157       102,340
Volkswagen AG..................      5,122       186,728
Volkswagen AG (Preferred)......      2,741        71,910
WCM Beteiligungs- und
  Grundbesitz AG (a)...........      4,602        12,073
                                             -----------
TOTAL INVESTMENTS IN GERMANY
  (COST - $12,986,719) - 5.5%..                9,175,305
                                             -----------

GREECE
Alpha Credit Bank..............      7,965        96,290
Bank of Piraeus................      1,959        12,417
Commercial Bank of Greece......      1,938        29,408
EFG Eurobank Ergasias..........      4,179        49,117
Greek Organization of Football
  Prognostics..................      2,510        26,445
Hellenic Bottling Co...........      3,612        50,110
Hellenic Telecommunications
  Organization SA (OTE)........     14,796       162,722

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                    (IN U.S. DOLLARS)
Intracom SA....................      8,070   $    36,246
National Bank of Greece SA.....      3,698        52,312
Panafon Hellenic Telecom Co. ..      4,650        26,546
Titan Cement Company...........      1,341        51,449
Viohalco, Hellenic Copper and
  Aluminum Industry SA.........      4,057        16,178
                                             -----------
TOTAL INVESTMENTS IN GREECE
  (COST - $809,855) - 0.4%.....                  609,240
                                             -----------

HONG KONG
ASM Pacific Technology
  Limited......................      5,004         9,882
BOC Hong Kong (Holdings)
  Limited (a)..................     91,000        93,352
Bank of East Asia, Ltd. .......     34,339        58,785
CLP Holdings Limited...........     67,187       270,526
Cathay Pacific Airways.........     51,263        70,008
Cheung Kong (Holdings) Ltd. ...     38,735       252,078
Esprit Holdings Limited........     16,000        26,877
Hang Seng Bank Limited.........     28,153       299,638
Henderson Land Development
  Company Limited..............     28,491        85,673
Hong Kong and China Gas Company
  Ltd. ........................    102,240       131,759
Hong Kong Exchanges & Clearing
  Ltd. ........................     42,000        52,780
Hongkong Electric Holdings
  Limited......................     55,500       210,303
Hutchison Whampoa Limited......     64,989       406,681
Johnson Electric Holdings
  Limited......................     52,828        58,258
Li & Fung Limited..............     56,719        53,821
New World Development Company
  Ltd. ........................     55,017        27,338
Pacific Century CyberWorks
  Limited (a)..................    170,979        26,968
QPL International Holdings
  Limited (Warrants) (d).......        600             9
Shangri-La Asia Limited........     24,734        16,334
Sino Land Company Limited......     48,421        15,523
South China Morning Post
  Holdings Ltd. ...............     34,025        14,180
Sun Hung Kai Properties
  Ltd. ........................     31,324       185,171
Swire Pacific Limited 'A'......     41,077       157,231
Television Broadcasts Ltd. ....      5,646        17,810
Wharf (Holdings) Ltd. .........     36,107        68,293
                                             -----------
TOTAL INVESTMENTS IN HONG KONG
  (COST - $3,435,544) - 1.6%...                2,609,278
                                             -----------

IRELAND
Allied Irish Banks PLC.........     27,189       366,923
Bank of Ireland................     26,151       268,666
CRH PLC........................        936        11,590
CRH PLC........................     14,200       175,092
DCC PLC........................      3,189        32,863
Elan Corporation PLC (a).......      4,431         9,532
Elan Corporation PLC (ADR)
  (a)(b).......................      5,755        14,157
Greencore Group PLC............     16,409        43,910
Independent News & Media PLC...     17,224        28,016
Irish Life & Permanent PLC.....     11,194       120,994

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

December 31, 2002
--------------------------------------------------------------------------------

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                    (IN U.S. DOLLARS)
Kerry Group PLC 'A'............      4,710   $    63,019
Ryanair Holdings PLC (a).......     27,680       193,165
Waterford Wedgwood PLC.........     25,516        13,120
                                             -----------
TOTAL INVESTMENTS IN IRELAND
  (COST - $1,680,791) - 0.8%...                1,341,047
                                             -----------

ITALY
Alitalia SpA (a)...............     27,791         7,058
Alleanza Assicurazioni.........     13,965       105,808
Assicurazioni Generali.........     26,925       553,800
Autogrill SpA (a)..............      4,473        34,829
Autostrade - Concessioni e
  Costruzioni Autostrade SpA...     29,026       288,760
Banca di Roma SpA..............     81,420       104,069
Banca Fideuram SpA.............      1,700         7,992
Banca Intesa SpA...............     13,658        22,502
Banca Nazionale del Lavoro
  (Ordinary) (a)...............    103,463       114,546
Banca Popolare di Milano (BPM)
  (a)..........................     13,422        48,875
Benetton Group SpA.............      5,296        47,240
Bipop-Carire SpA (a)...........     48,440        22,621
Bulgari SpA....................      4,032        19,125
ENI SpA........................     73,694     1,171,617
ENI SpA (ADR) (b)..............      1,875       147,169
Enel SpA.......................     56,734       295,302
Fiat SpA.......................      5,647        45,926
Fiat SpA (Preferred)...........      4,334        19,784
Fiat SpA (RNC).................      3,627        15,910
Gruppo Editoriale L'Espresso
  SpA..........................     15,754        51,415
Intesa BCI SpA.................    114,210       240,902
Italcementi SpA................      5,565        56,063
Italgas SpA....................     11,457       155,818
La Rinascente SpA..............      5,245        24,328
Luxottica Group SpA............      1,412        18,626
Mediaset SpA...................     11,887        90,563
Mediobanca SpA.................     20,672       170,075
Mediolanum SpA.................     10,572        54,473
Mondadori (Arnoldo) Editore
  SpA..........................      5,198        32,183
Parmalat Finanziaria SpA.......     22,512        53,627
Pirelli SpA....................     74,074        68,405
Riunione Adriatica di Sicurta
  SpA..........................     15,464       188,244
San Paolo-IMI SpA..............     16,873       109,780
Seat Pagine Gialle SpA (a).....        460           313
Snia SpA (a)...................     26,845        51,131
Snia SpA (Rights) (f)..........     26,845         1,141
Telecom Italia Mobile (TIM)
  SpA..........................    122,323       558,391
Telecom Italia SpA.............     69,689       528,742
Telecom Italia SpA (Registered
  Shares)......................     55,725       281,278
Tiscali SpA (a)................      9,266        41,618
Unicredito Italiano SpA........     86,200       344,646
                                             -----------
TOTAL INVESTMENTS IN ITALY
  (COST - $6,482,859) - 3.7%...                6,194,695
                                             -----------

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                    (IN U.S. DOLLARS)

JAPAN
The 77 Bank, Ltd. .............     12,000   $    49,145
Acom Co., Ltd. ................      2,100        69,015
Advantest Corporation..........        800        35,864
Aiful Corporation..............        650        24,429
Ajinomoto Co., Inc. ...........     22,000       229,696
Alps Electric Co., Ltd. .......      8,000        88,312
Amada Co., Ltd. ...............      5,000        13,651
Anritsu Corp. .................      8,000        30,606
Aoyamma Trading Co., Ltd. .....      2,800        39,403
Asahi Breweries Limited........     20,000       131,120
Asahi Chemical Industry Co.,
  Ltd. ........................     43,000       106,531
Asahi Glass Company, Limited...     15,000        91,893
Asatsu-Dk Inc. ................        600        10,643
Autobacs Seven Co., Ltd. ......      1,300        26,565
Avex Inc. .....................        300         3,633
The Bank of Fukuoka, Ltd. .....      5,000        20,056
The Bank of Yokohama, Ltd. ....     26,000       102,756
Benesse Corporation............      2,000        22,415
Bridgestone Corp. .............     17,000       210,584
CSK Corporation................        400         8,393
Canon, Inc. ...................     23,000       866,352
Casio Computer Co., Ltd. ......     11,000        61,271
Central Japan Railway Company..         31       193,048
The Chiba Bank, Ltd. ..........      2,000         6,371
Chubu Electric Power Company,
  Incorporated.................     22,000       393,023
Chugai Pharmaceutical Co.,
  Ltd..........................      8,900        84,748
Citizen Watch Co. .............     13,000        57,951
Credit Saison Co., Ltd. .......      6,500       110,917
Dai Nippon Printing Co.,
  Ltd. ........................     24,000       265,543
Daicel Chemical Industries,
  Ltd. ........................      3,000         8,469
The Daiei, Inc. (a)............     12,500        13,588
Daiichi Pharmaceutical Co.,
  Ltd. ........................      8,000       114,806
Daikin Industries, Ltd. .......      8,000       126,738
The Daimaru, Inc. .............      9,000        26,848
Dainippon Ink and Chemicals,
  Inc. ........................     30,000        48,032
Dainippon Screen Mfg. Co.,
  Ltd. (a).....................      8,000        27,909
Daito Trust Construction Co.,
  Ltd. ........................      2,000        44,240
Daiwa Bank Holdings, Inc. .....    152,000        83,256
Daiwa House Industry Co.,
  Ltd. ........................     15,000        84,436
Daiwa Securities Group Inc. ...     39,000       173,195
Denki Kagaku Kogyo Kabushiki
  Kaisha.......................      3,000         6,547
Denso Corporation..............     17,600       288,760
Dowa Mining Co., Ltd. .........      4,000        16,853
East Japan Railway Company.....        102       506,261
Ebara Corporation..............     13,000        40,204
Eisai Company, Ltd. ...........      6,000       134,743
Fanuc Ltd. ....................      1,700        75,209
Fast Retailing Co., Ltd. ......      1,000        35,224
Fuji Machine Mfg. Co., Ltd. ...        600         5,663
Fuji Photo Film................     11,000       358,726
Fuji Soft ABC Incorporated.....        900        14,220

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

December 31, 2002
--------------------------------------------------------------------------------

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                    (IN U.S. DOLLARS)
Fuji Television Network,
  Incorporated.................         13   $    52,364
Fujikura Ltd. .................     16,000        38,021
Fujisawa Pharmaceutical Co.,
  Ltd. ........................     10,000       228,786
Fujitsu Limited................     40,000       114,266
The Furukawa Electric Co.,
  Ltd. ........................     35,000        73,439
The Gunma Bank Ltd. ...........     13,000        56,527
Hankyu Department Stores,
  Inc. ........................      6,000        28,971
Hirose Electric Co., Ltd. .....        900        68,712
Hitachi Ltd. ..................     87,000       333,572
The Hokuriku Bank, Ltd. (a)....      5,000         6,741
Honda Motor Co., Ltd. .........     17,400       643,684
Hoya Corporation...............      2,400       168,063
ITOCHU Corporation.............     35,000        75,798
Isetan Company Ltd. ...........      8,000        54,875
Ishihara Sangyo Kaisha, Ltd.
  (a)..........................     11,000        11,309
Ishikawajima-Harima Heavy
  Industries Co., Ltd. ........     27,000        24,572
Ito-Yokado Co., Ltd. ..........      9,000       265,442
JFE Holdings, Inc. (a).........      9,100       110,501
JGC Corporation................      4,000        22,381
JUSCO Co., Ltd. ...............      9,000       213,112
Japan Airlines System
  Corporation (a)..............     28,000        59,695
Japan Tobacco, Inc. ...........         25       167,271
The Joyo Bank, Ltd. ...........     23,000        63,959
Kajima Corporation.............     29,000        64,759
Kaken Pharmaceutical Co.,
  Ltd. ........................      8,000        33,235
Kanebo, Ltd. (a)...............      7,000         6,666
Kaneka Corporation.............     13,000        69,563
Kansai Electric Power Company,
  Inc. ........................     23,500       355,063
Kao Corporation................     17,000       373,178
Kawasaki Heavy Industries Ltd.
  (a)..........................     61,000        48,319
Kawasaki Kisen Kaisha, Ltd. ...      2,000         3,438
Keihin Electric Express Railway
  Co., Ltd. ...................     15,000        68,257
Keio Electric Railway Co.,
  Ltd. ........................      2,000        10,601
Keyence Corporation............      1,200       208,814
Kinden Corporation.............      9,000        33,218
Kinki Nippon Railway Co., Ltd.
  (a)..........................     39,000        84,132
Kirin Brewery Company, Ltd. ...     23,000       146,330
Kokuyo Co., Ltd. ..............      5,000        41,586
Komatsu Ltd. ..................     25,000        81,529
Konami Co., Ltd. ..............      2,600        60,032
Konica Corporation.............      7,000        50,788
Koyo Seiko Co. ................     12,000        53,291
Kubota Corporation.............     39,000       105,823
Kuraray Co., Ltd. .............      8,000        49,617
Kurita Water Industries
  Ltd. ........................      3,000        30,210
Kyocera Corporation............      4,200       244,561
Kyowa Hakko Kogyo Co., Ltd. ...      7,000        29,022
Kyushu Electric Power Company,
  Incorporated.................      7,100       103,865
Lawson Inc. ...................      1,000        24,100
Mabuchi Motor Co., Ltd. .......        200        18,404
Marubeni Corporation...........     61,000        56,029

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                    (IN U.S. DOLLARS)
Marui Co., Ltd. ...............      6,000   $    58,751
Matsushita Electric Industrial
  Company, Ltd. ...............     60,000       591,556
Matsushita Electric Works,
  Ltd. ........................      4,000        24,741
Meitec Corp. ..................        500        12,219
Millea Holdings, Inc. .........         44       316,643
Minebea Company Ltd. ..........     17,000        59,164
Mitsubishi Chemical
  Corporation..................     45,000        89,871
Mitsubishi Corporation.........     22,000       134,406
Mitsubishi Electric Corporation
  (a)..........................     49,000       113,137
Mitsubishi Estate Company,
  Limited......................     19,000       144,738
Mitsubishi Gas Chemical
  Company, Inc. ...............     18,000        25,027
Mitsubishi Heavy Industries,
  Ltd. ........................     72,000       175,950
Mitsubishi Logistics Corp. ....      8,000        39,033
Mitsubishi Materials
  Corporation..................     35,000        38,342
Mitsubishi Tokyo Financial
  Group, Inc. .................         97       527,218
Mitsui & Co., Ltd. ............     47,000       219,415
Mitsui Chemicals Inc. .........      5,000        22,289
Mitsui Engineering &
  Shipbuilding Co., Ltd. (a)...     15,000        10,870
Mitsui Fudosan Co., Ltd. ......     23,000       149,237
Mitsui Marine and Fire
  Insurance Company, Ltd. .....     38,000       174,838
Mitsui Mining & Smelting Co.,
  Ltd. ........................     20,000        46,178
Mitsui Trust Holdings, Inc. ...     22,000        35,780
Mitsukoshi, Ltd. ..............     16,000        33,302
Mitsumi Electric Company,
  Ltd. ........................      6,000        54,656
Mizuho Holdings, Inc. .........        200       187,073
Murata Manufacturing Co.,
  Ltd. ........................      6,800       266,453
NEC Corporation................     33,000       123,468
NGK Insulators, Ltd. ..........     13,000        70,987
NGK Spark Plug Co., Ltd. ......      9,000        58,246
NSK Limited....................     14,000        36,100
NTN Corporation................      3,000        10,365
NTT Data Corporation...........         30        82,919
NTT DoCoMo, Inc. ..............        534       985,472
Namco Ltd. ....................      3,100        51,932
Nichirei Corporation...........      1,000         2,806
Nidec Corporation..............      1,800       112,244
The Nikko Securities Co.,
  Ltd. ........................     28,000        94,379
Nikon Corporation..............     10,000        75,166
Nintendo Company Ltd. .........      2,600       242,976
Nippon COMSYS Corporation......     15,000        50,813
Nippon Express Co., Ltd. ......     24,000        94,042
Nippon Meat Packers, Inc. .....     10,000        99,857
Nippon Mining Holdings, Inc. ..     33,500        44,885
Nippon Mitsubishi Oil Corp. ...     54,000       244,813
Nippon Sheet Glass Company,
  Ltd. ........................     23,000        41,283
Nippon Steel Corporation.......    198,000       231,920
Nippon Telegraph & Telephone
  Corporation (NTT)............        143       519,365
Nippon Unipac Holding..........         22        95,475

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

December 31, 2002
--------------------------------------------------------------------------------

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                    (IN U.S. DOLLARS)
Nippon Yusen Kabushiki Kaisha..     46,000   $   155,052
Nissan Chemical Industries,
  Ltd. ........................      1,000         3,741
Nissan Motor Co., Ltd. ........     60,900       475,212
Nisshinbo Industries Inc. .....      1,000         3,472
Nissin Food Products Co.,
  Ltd. ........................      2,800        62,526
Nitto Denko Corporation........      5,800       165,198
The Nomura Securities Co.,
  Ltd. ........................     48,000       539,580
Noritake Co., Ltd. ............      8,000        22,786
Obayashi Corporation...........     25,000        55,616
Oji Paper Co., Ltd. ...........     27,000       116,036
Olympus Optical Co., Ltd. .....      6,000        97,784
Omron Corporation..............      8,000       117,974
Onward Kashiyama Co., Ltd. ....      4,000        31,347
Oracle Corporation Japan.......        400         9,691
Oriental Land Co., Ltd ........      1,700       103,000
Orix Corporation...............      3,200       206,286
Osaka Gas Co. .................     54,000       133,328
Pioneer Corporation............      6,800       127,496
Promise Co., Ltd. .............      2,200        78,419
Ricoh Co., Ltd. ...............     21,000       344,544
Rohm Company Ltd. .............      2,800       356,518
SMC Corporation................      2,200       206,522
Sankyo Company, Ltd. ..........     13,000       163,116
Sanrio Company, Ltd. ..........        300         1,492
Sanyo Electric Co., Ltd. ......     56,000       145,816
Secom Co., Ltd. ...............      7,500       257,226
Sega Enterprises Ltd. (a)......      4,800        47,325
Seino Transportation Co.,
  Ltd. ........................     13,000        76,136
Seiyu, Ltd. (a)................     20,000        58,482
Sekisui Chemical Co., Ltd. ....     25,000        64,675
Sekisui House, Ltd. ...........     12,000        84,941
Seven-Eleven Japan Co.,
  Ltd. ........................     10,000       305,048
Sharp Corporation..............     32,000       303,902
Shimamura Co., Ltd. ...........        600        38,224
Shimano Inc. ..................      3,500        53,088
Shimizu Corporation............     16,000        40,044
Shin-Etsu Chemical Co.,
  Ltd. ........................     10,600       347,468
Shionogi & Co., Ltd. ..........      8,000       113,120
Shiseido Company, Limited......     15,000       195,037
The Shizuoka Bank, Ltd. .......     18,000       116,036
Showa Denko K.K. (a)...........     58,000        73,801
Showa Shell Sekiyu K.K. .......      6,000        41,662
Skylark Co., Ltd. .............      2,000        26,527
Snow Brand Milk Products Co.,
  Ltd. (a).....................        500           725
Softbank Corp. ................     10,100       115,324
Sony Corporation...............     24,900     1,040,735
Sumitomo Chemical Co., Ltd. ...     32,000       126,468
Sumitomo Corporation...........     21,000        90,250
Sumitomo Electric Industries...     14,000        90,722
Sumitomo Heavy Industries, Ltd.
  (a)..........................     30,000        16,685
Sumitomo Metal Industries, Ltd.
  (a)..........................    107,000        38,771
Sumitomo Metal Mining Co. .....     19,000        79,253
Sumitomo Mitsui Financial
  Group, Inc. .................        122       381,411
Sumitomo Osaka Cement Co.,
  Ltd. ........................      2,000         2,629

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                    (IN U.S. DOLLARS)
Sumitomo Realty & Development
  Co., Ltd. ...................     17,000   $    69,192
The Sumitomo Trust and Banking
  Co., Ltd. ...................     16,000        64,852
TDK Corporation................      3,300       132,923
Taiheiyo Cement Corporation....     10,000        12,640
Taisei Corporation.............     27,000        43,002
Taisho Pharmaceutical Company,
  Ltd. ........................      4,000        58,819
Taiyo Yuden Co., Ltd. .........      6,000        63,605
Takara Shuzo Co., Ltd. ........      8,000        34,853
Takashimaya Co., Ltd. .........     19,000        74,450
Takeda Chemical Industries,
  Ltd. ........................     22,000       919,525
Takefuji Corporation...........      3,020       174,324
Takuma Co., Ltd. ..............      8,000        43,145
Teijin Limited.................     22,000        52,650
Terumo Corporation.............      7,600       105,159
Tobu Railway Co., Ltd. ........      6,000        15,927
Toda Corporation...............      3,000         5,031
Toho Co., Ltd. ................      5,000        47,990
Tohoku Electric Power Co.,
  Inc. ........................     16,900       248,793
Tokyo Broadcasting System,
  Inc. ........................      4,000        50,291
Tokyo Electric Power...........     31,900       606,173
Tokyo Electron Limited.........      3,400       153,855
Tokyo Gas Co. .................     56,000       175,546
Tokyu Corporation..............     33,000       116,238
Toppan Printing Co., Ltd. .....     14,000       105,351
Toray Industries, Inc. ........     37,000        78,571
Toshiba Corporation (a)........     79,000       247,645
Tosoh Corporation..............      3,000         7,230
Tostem Corporation.............      9,000       136,513
Toto Limited...................     16,000        59,189
Toyo Information Systems Co.,
  Ltd. ........................        400         5,905
Toyo Seikan Kaisha, Ltd. ......      5,000        59,619
Toyobo Co., Ltd. ..............      2,000         2,612
Toyota Motor Corporation.......     71,600     1,924,699
Trans Cosmos Inc. .............      2,200        22,488
Trend Micro Incorporated (a)...      4,000        68,425
UFJ Holdings, Inc. ............        121       122,356
Ube Industries, Ltd. ..........     13,000        13,036
Uni-Charm Corporation..........        400        15,876
Uny Co., Ltd. .................      4,000        39,134
Wacoal Corp. ..................      5,000        38,552
West Japan Railway Company.....         46       163,192
World Co., Ltd. ...............      1,600        30,741
Yakult Honsha Co., Ltd. .......      2,000        22,786
Yamada Denki...................        600        12,665
Yamaha Corporation.............      6,000        55,465
Yamanouchi Pharmaceutical Co.,
  Ltd. ........................      7,000       202,916
Yamato Transport Co., Ltd. ....     15,000       195,921
Yamazaki Baking Co., Ltd. .....      7,000        39,226
The Yasuda Fire & Marine
  Insurance Co. Ltd. ..........     17,000        99,275

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

December 31, 2002
--------------------------------------------------------------------------------

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                    (IN U.S. DOLLARS)
Yokogawa Electric Corporation..      8,000   $    49,684
                                             -----------
TOTAL INVESTMENTS IN JAPAN
 (COST - $39,693,087) - 19.7%..               32,881,074
                                             -----------

NETHERLANDS
ABN AMRO Holding NV............     41,168       673,082
ASM Lithography Holding NV
  (a)..........................     15,150       126,551
Aegon NV.......................     38,967       501,336
Akzo Nobel NV..................      8,649       274,375
Buhrmann NV....................      6,946        30,323
Elsevier NV....................     14,552       177,905
Getronics NV (a)...............     25,492        15,516
Hagemeyer NV...................      2,945        21,324
Heineken NV....................      6,000       234,226
IHC Caland NV..................        926        48,879
ING Groep NV...................     49,607       840,209
KPN NV (a).....................     52,705       342,913
Koninklijke Ahold NV...........     17,283       219,455
Koninklijke Luchtvaart
  Maatschappij NV (KLM)........         91           877
Koninklijke Numico NV..........      7,546        95,025
Koninklijke (Royal) Philips
  Electronics NV (a)...........     35,665       625,028
Oce NV.........................        194         2,138
Royal Dutch Petroleum
  Company......................     63,112     2,778,337
TNT Post Group NV..............     10,581       171,552
Unilever NV 'A'................     16,239       997,763
VNU NV.........................      6,939       180,952
Vedior NV 'A'..................      7,677        43,826
Vendex KBB NV..................      1,228        13,338
Wolters Kluwer NV 'A'..........     10,798       188,102
                                             -----------
TOTAL INVESTMENTS IN THE
  NETHERLANDS
  (COST - $10,823,366) - 5.2%..                8,603,032
                                             -----------

NEW ZEALAND
Auckland International Airport
  Limited......................     16,200        47,032
Carter Holt Harvey Limited.....      7,526         6,929
Contact Energy Limited.........     31,055        64,492
Fisher & Paykel Appliances
  Holdings Limited.............      1,098         5,801
Fisher & Paykel Industries
  Limited......................      1,054         5,210
Fletcher Building Limited......     20,926        36,670
Fletcher Challenge Forests
  (a)..........................      9,927         5,089
Fletcher Challenge Forests Ltd.
  (Preferred) (a)..............     18,827         9,651
Telecom Corporation of New
  Zealand Limited..............     61,683       146,167
The Warehouse Group Limited....     16,257        62,250
                                             -----------
TOTAL INVESTMENTS IN NEW
  ZEALAND
  (COST - $323,397) - 0.2%.....                  389,291
                                             -----------

NORWAY
Bergesen d.y. ASA 'A'..........      2,372        45,195
Bergesen d.y. ASA 'B'..........        300         4,850

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                    (IN U.S. DOLLARS)
DNB Holding ASA................      1,308   $     6,155
Kvaerner ASA 'A' (a)...........     81,791        43,683
Merkantildata ASA (a)..........     10,407         7,811
Nera ASA (a)...................      6,500         7,037
Norsk Hydro ASA................      5,649       253,185
Norske Skogindustrier ASA......      3,089        43,697
Orkla ASA 'A'..................      2,153        36,672
SAS AB (a).....................      2,392        14,156
Schibsted ASA..................      3,568        37,082
Smedvig ASA 'A'................      3,691        17,582
Smedvig ASA 'B'................        600         2,434
Statoil ASA....................      6,904        58,299
Storebrand ASA (a).............     18,604        69,821
Tandberg ASA...................      2,592        14,966
Telenor A/S (ADS) (c)..........      8,900        98,078
Tomra Systems ASA..............      2,598        16,913
                                             -----------
TOTAL INVESTMENTS IN NORWAY
  (COST - $1,008,964) - 0.5%...                  777,616
                                             -----------

PORTUGAL
BPI-SGPS, SA (Registered
  Shares)......................     41,741        95,491
Banco Comercial Portugues, SA
  (BCP) (Registered Shares)....     34,351        82,189
Banco Espirito Santo, SA
  (Registered Shares)..........      8,484       111,289
Brisa - Auto Estradas de
  Portugal, SA.................     11,704        64,850
Cimpor - Cimentos de Portugal,
  SGPS, SA.....................      3,061        51,395
Eletricidade de Portugal, SA
  (EDP)........................     34,389        57,380
Jeronimo Martins SGPS, SA (a)..      3,120        22,755
Portugal Telecom SA (Registered
  Shares)......................     17,658       121,374
Sonae, S.G.P.S., SA (a)........      2,561         1,075
                                             -----------
TOTAL INVESTMENTS IN PORTUGAL
  (COST - $762,373) - 0.4%.....                  607,798
                                             -----------

SINGAPORE
Capitaland Limited.............     33,833        21,652
Chartered Semiconductor
  Manufacturing Limited (a)....     13,000         5,321
Chartered Semiconductor
  Manufacturing Limited (ADR)
  (a)(b).......................      1,120         4,413
City Developments Limited......     20,535        49,251
Creative Technology Limited....      5,907        41,889
Cycle & Carriage Ltd. .........      2,413         4,730
DBS Group Holdings Limited.....     26,751       169,652
Fraser & Neave Limited.........      4,263        19,171
Haw Par Corporation Ltd. ......      1,766         3,319
Hotel Properties Limited.......      6,676         3,580
Keppel Corporation Ltd. .......     33,914        72,345
Neptune Orient Lines Limited
  (a)..........................     18,873        10,010
Oversea-Chinese Banking
  Corporation Ltd. ............     32,598       181,361
Overseas Union Enterprise
  Ltd. ........................      2,631         8,874
Sembcorp Industries Limited....     24,154        10,932

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

December 31, 2002
--------------------------------------------------------------------------------

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                    (IN U.S. DOLLARS)
Singapore Airlines Limited.....     20,582   $   121,036
Singapore Food Industries
  Limited......................      4,974         2,007
Singapore Press Holdings
  Ltd. ........................      5,792        60,775
Singapore Technologies
  Engineering Ltd. ............     56,213        53,474
Singapore Telecommunications,
  Ltd. ........................    103,718        74,148
United Overseas Bank Ltd. .....     43,204       293,922
Venture Manufacturing
  (Singapore) Ltd. ............     11,000        88,152
                                             -----------
TOTAL INVESTMENTS IN SINGAPORE
  (COST - $1,617,269) - 0.8%...                1,300,014
                                             -----------

SOUTH AFRICA
South African Breweries PLC....     27,200       193,330
                                             -----------
TOTAL INVESTMENTS IN SOUTH
  AFRICA (COST - $194,019) -
  0.1%.........................                  193,330
                                             -----------

SPAIN
ACS, Actividades de
  Construccion y Servicios,
  SA...........................      1,897        61,015
Acerinox SA....................      2,745       100,792
Acesa Infraestructuras, SA
  (Rights) (g).................      6,033         3,482
Altadis........................      8,775       200,192
Amadeus Global Travel
  Distribution SA 'A'..........        835         3,444
Autopistas, Concesionaria
  Espanola SA..................      6,033        68,375
Banco Bilbao Vizcaya, SA.......     83,773       801,752
Banco Santander Central Hispano
  SA...........................    136,742       938,471
Corporacion Mapfre SA..........      7,932        64,343
Endesa SA......................     26,531       310,434
Fomento de Construcciones y
  Contratas SA.................      2,428        54,526
Gas Natural SDG, SA 'E'........      6,184       117,265
Grupo Dragados SA..............      7,126       121,144
Iberdrola SA...................     20,100       281,591
Iberia Lineas Aereas de Espana
  SA...........................     15,500        22,772
Industria de Disenso Textil,
  SA...........................      5,665       133,819
Repsol-YPF, SA.................     27,151       359,002
Sociedad General de Aguas de
  Barcelona, SA................      3,462        34,877
Sociedad General de Aguas de
  Barcelona, SA (New) (a)......         34           333
Sol Melia, SA..................      5,365        21,225
TelePizza, SA (a)..............      7,245         5,702
Telefonica SA (a)..............    133,923     1,198,796
Telefonica, SA (ADR) (a)(b)....      1,040        27,633
Terra Networks, SA (a).........     12,990        54,663
Union Electrica Fenosa, SA.....      8,715       114,776
Zeltia, SA.....................      6,228        35,423
                                             -----------
TOTAL INVESTMENTS IN SPAIN
  (COST - $5,261,572) - 3.1%...                5,135,847
                                             -----------

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                    (IN U.S. DOLLARS)

SWEDEN
Assa Abloy AB 'B'..............      8,188   $    93,501
Atlas Copco AB 'A'.............      6,014       117,336
Billerud.......................        277         3,020
Drott AB 'B'...................      1,400        15,585
Electrolux AB 'B'..............      9,442       148,999
Gambro AB 'B'..................      3,981        22,113
Hennes & Mauritz AB 'B'........     16,531       318,732
Modern Times Group MTG AB 'B'
  (a)..........................      2,810        22,735
Nordbanken Holding AB..........     81,914       361,000
OM Gruppen AB..................      1,010         4,822
SAS AB.........................      1,680         9,873
SKF AB 'B'.....................      4,117       106,784
Sandvik AB.....................      5,478       122,281
Securitas AB 'B'...............     12,631       150,761
Skandia Forsakrings AB.........     26,306        70,042
Skandinaviska Enskilda Banken
  (SEB) 'A'....................     13,061       108,676
Skanska AB 'B'.................     11,713        68,558
Svenska Cellulosa AB (SCA)
  'B'..........................      7,546       254,614
Svenska Handelsbanken AB.......     14,010       186,515
Swedish Match AB...............      5,000        39,308
Tele2 AB 'B' (a)...............      3,784       100,101
Telefonaktiebolaget LM Ericsson
  (ADR) (a)(b).................      1,407         9,483
Telefonaktiebolaget LM Ericsson
  AB 'B' (a)...................    430,925       301,682
Telia AB.......................     28,554       107,488
Trelleborg AB (Class B)........        358         2,897
Volvo AB 'A'...................      1,148        17,918
Volvo AB 'B'...................      8,230       134,124
WM-Data AB 'B'.................      4,275         3,729
                                             -----------
TOTAL INVESTMENTS IN SWEDEN
  (COST - $4,096,840) - 1.7%...                2,902,677
                                             -----------

SWITZERLAND
ABB Ltd. (a)...................     43,465       123,539
Adecco SA (Registered Shares)..      4,777       187,252
Centerpulse AG (Registered)
  (a)..........................        286        49,849
Centerpulse AG (Registered)
  (a)..........................        133        18,083
Ciba Specialty Chemicals AG
  (Registered).................      2,833       197,513
Clariant AG (Registered).......      1,294        20,682
Compagnie Financiere Richemont
  AG 'A'.......................     15,784       294,516
Credit Suisse Group............     39,676       860,837
Givaudan (Registered Shares)...        345       154,697
Holcim Ltd. 'B'................        844       153,210
Kudelski SA (Bearer) (a).......      1,763        23,907
Logitech International SA
  (Registered) (a).............        269         8,025
Lonza Group AG (Registered
  Shares)......................      1,733       105,281
Nestle SA (Registered
  Shares)......................     11,973     2,537,130
Novartis AG (Registered
  Shares)......................     84,368     3,078,300
Roche Holding AG...............     20,727     1,444,309
Roche Holding AG (Bearer)......      1,511       191,238

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

December 31, 2002
--------------------------------------------------------------------------------

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                    (IN U.S. DOLLARS)
SGS Societe Generale de
  Surveillance Holding SA
  'R'..........................         62   $    18,653
Serono SA 'B'..................        291       155,949
Suizer AG (Registered Shares)..        133        18,083
Swatch Group AG 'B'............        449        37,344
Swatch Group AG (Registered)...      2,276        38,518
Swiss Re (Registered Shares)...      8,702       570,819
Swisscom AG (Registered
  Shares)......................        988       286,175
Syngenta AG....................      2,268       131,304
Synthes-Stratec Inc............         55        33,731
UBS AG (Registered Shares).....     36,646     1,781,016
Unaxis Holding AG 'R'..........        136         9,098
Zurich Financial Services AG...      5,067       472,729
                                             -----------
TOTAL INVESTMENTS IN
  SWITZERLAND
 (COST - $14,282,596) - 7.8%...               12,983,704
                                             -----------

UNITED KINGDOM
3i Group PLC...................     23,991       214,358
AMEC PLC.......................     18,532        42,738
ARM Holdings PLC (a)...........     33,823        26,137
AVIVA PLC......................     67,201       479,268
AWG PLC (a)....................      2,706        18,885
Aegis Group PLC................     75,089        94,593
Amvescap PLC...................      9,940        63,690
Associated British Ports
  Holdings PLC.................      5,600        36,017
AstraZeneca Group PLC..........     50,921     1,819,905
BAA PLC........................     38,222       310,129
BAE Systems PLC................     74,318       148,359
BBA Group PLC..................      5,728        17,037
BG Group PLC...................     91,368       394,210
BICC PLC.......................     30,308        70,506
BOC Group PLC..................     18,186       259,985
BP Amoco PLC...................    646,961     4,447,387
BP Amoco PLC (ADR) (b).........      3,849       156,462
BPB PLC........................      8,834        34,986
BT Group PLC...................    247,475       776,900
BT Group PLC (ADR) (b).........        900        28,197
Barclays PLC...................    190,431     1,180,313
Barratt Developments PLC.......        546         3,437
Billiton PLC...................     78,487       419,187
Boots Company PLC..............     20,529       193,671
Brambles Industries PLC........     31,990        78,281
British Airways PLC (a)........     16,342        35,517
British American Tobacco PLC...     53,717       536,602
The British Land Company PLC...     23,225       169,002
British Sky Broadcasting Group
  PLC ("BSkyB") (a)............     40,058       412,087
Bunzl PLC......................      5,197        31,793
Cable & Wireless PLC...........     48,379        34,854
Cadbury Schweppes PLC..........     70,284       437,891
Canary Wharf Group PLC.........     11,328        42,948
Capita Group PLC...............     29,810       118,778
Carlton Communications PLC.....     38,415        83,026
Celltech Group PLC (a).........     14,811        82,263
Centrica PLC...................    123,844       340,934
Chubb PLC......................     13,844        19,557
Close Brothers Group PLC.......      2,797        25,036

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                    (IN U.S. DOLLARS)
Compass Group PLC..............     62,507   $   332,079
Corus Group PLC (a)............     93,588        41,057
Daily Mail and General Trust
  'A'..........................      3,119        29,199
Diageo PLC.....................    100,407     1,091,105
Dixons Group PLC...............     43,124       100,667
EMI Group PLC..................     37,723        84,415
Electrocomponents PLC..........     12,308        56,868
FKI PLC........................      9,108        12,903
FirstGroup PLC.................      6,151        23,320
GKN PLC........................     21,805        70,470
George Wimpey PLC..............     21,841        93,530
Glaxo Wellcome PLC.............        800        29,968
GlaxoSmithKline PLC (ADR)
  (b)..........................    182,044     3,493,426
Granada PLC....................     45,137        57,951
The Great Universal Stores
  PLC..........................     35,771       332,281
HBOS PLC.......................    112,477     1,186,053
HSBC Holdings PLC..............    286,910     3,170,919
Hammerson PLC..................      6,585        50,144
Hanson PLC.....................     28,353       125,982
Hays PLC.......................     68,298       101,981
Hilton Group PLC...............     69,991       188,173
IMI PLC........................     11,268        47,618
Imperial Chemical Industries
  PLC..........................     21,892        81,060
Imperial Tobacco Group PLC.....     18,261       310,153
International Power PLC (a)....     62,528        96,386
Invensys PLC...................    127,264       108,075
J Sainsbury PLC................     31,443       141,103
Johnson Matthey PLC............      3,020        38,895
Kidde PLC......................      1,460         1,663
Kingfisher PLC.................     67,466       241,665
Land Securities Group PLC......     18,331       231,661
Legal & General Group PLC......    161,396       249,438
Lloyds TSB Group PLC...........    150,675     1,081,870
Lloyds TSB Group PLC (ADR)
  (b)..........................      2,530        72,333
Logica PLC.....................     45,320       109,441
Man Group PLC..................      8,780       125,377
Marks & Spence Group PLC.......     79,407       402,688
Misys PLC......................     27,041        76,619
National Grid Group PLC........     85,172       625,946
Next PLC.......................      6,382        75,671
Nycomed Amersham PLC...........     27,874       249,501
Ocean Group PLC................      9,717       107,627
P & O Princess Cruises PLC.....     14,072        97,641
Pearson PLC....................     18,799       173,870
The Peninsular and Oriental
  Steam Navigation Company.....     11,523        30,516
Pilkington PLC.................     53,235        49,708
Provident Financial PLC........      7,073        67,638
Prudential Corporation PLC.....     61,060       431,539
RMC Group PLC..................      7,554        44,632
Rank Group PLC.................     29,178       125,185
Reckitt Benckiser PLC..........     13,225       256,556
Reed Elsevier PLC..............     38,661       331,119
Rentokil Initial PLC...........     66,396       235,160
Reuters Group PLC..............     40,508       115,755
Rexam PLC......................     16,452       112,301

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

SCHEDULE OF INVESTMENTS -- CONCLUDED
December 31, 2002
--------------------------------------------------------------------------------

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                    (IN U.S. DOLLARS)
Rio Tinto PLC (Registered
  Shares)......................     32,203   $   642,861
Rolls-Royce PLC................     74,522       128,371
Royal & Sun Alliance Insurance
  Group PLC....................     72,384       140,711
Royal Bank of Scotland Group
  PLC..........................     83,854     2,008,749
Safeway PLC....................     38,721       132,934
The Sage Group PLC.............     45,501        97,425
Schroders PLC..................      4,105        33,770
Scottish & Newcastle PLC.......     16,039       119,681
Scottish and Southern Energy
  PLC..........................     29,957       327,949
ScottishPower PLC..............     50,102       292,390
ScottishPower PLC (ADR) (b)....        993        22,760
Serco Group PLC................      2,405         5,929
Seton Scholl Healthcare Group
  PLC..........................      3,902        16,097
Severn Trent PLC...............     15,680       175,188
Shell Transport & Trading
  Company......................    299,741     1,973,642
Signet Group PLC...............     79,661        87,207
Six Continents PLC.............     23,524       190,114
Slough Estates PLC.............        473         2,581
Smith & Nephew PLC.............     20,742       127,059
Smiths Industries PLC..........     13,554       151,762
Stagecoach Holdings PLC........     18,574         8,821
TI Automotive Limited 'A'
  (a)..........................      1,025             0
Tate & Lyle PLC................      8,252        41,847
Taylor Woodrow PLC.............      1,561         4,260
Tesco PLC......................    227,534       710,636
Unilever PLC...................     84,717       806,041
United Business Media PLC......     19,481        90,951
United Utilities PLC...........     10,623       106,716
Vodafone Group PLC.............  1,946,961     3,549,722
Vodafone Group PLC (ADR) (b)...     12,490       226,319

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                    (IN U.S. DOLLARS)
WPP Group PLC..................     27,847   $   212,723
Whitbread PLC..................      1,813        15,790
Wolseley PLC...................     17,741       148,947
                                             -----------
TOTAL INVESTMENTS IN THE UNITED
  KINGDOM (COST - $49,987,800)-
  26.1%........................               43,503,780
                                             -----------

UNITED STATES
Datacraft Asia Limited.........     29,000        18,995
I Shares MSCI EAFE Index Fund..      2,000       198,020
                                             -----------
TOTAL INVESTMENTS IN THE UNITED
  STATES
  (COST - $300,860) - 0.1%.....                  217,015
                                             -----------

 SHORT-TERM    PARTNERSHIP
 SECURITIES     INTEREST          ISSUE             VALUE
 ----------    -----------        -----       -----------------
                                              (IN U.S. DOLLARS)
Common Stock    4,089,074    Merrill Lynch
                             Liquidity
                             Series, LLC
                             Cash Sweep
                             Series I (e)...     $  4,089,074
                                                 ------------
TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
 (COST - $4,089,074) - 2.5%.................        4,089,074
                                                 ------------
TOTAL INVESTMENTS
 (COST - $187,847,548) - 97.1%..............      161,988,360
VARIATION MARGIN ON FINANCIAL FUTURES
 CONTRACTS - (0.1%)*........................         (160,203)
UNREALIZED APPRECIATION ON FORWARD FOREIGN
 EXCHANGE CONTRACTS - 0.1%**................
                                                      180,871
OTHER ASSETS LESS LIABILITIES - 2.9%........        4,811,304
                                                 ------------
NET ASSETS - 100.0%.........................     $166,820,332
                                                 ============

---------------

(a) Non-income producing security.

(b) American Depositary Receipts (ADR).

(c) American Depositary Shares (ADS).

(d) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(e) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2 (a)(3) of the Investment Company Act of 1940) are as follows:

                                                                 NET SHARE      NET       DIVIDEND
   AFFILIATE                                                     ACTIVITY       COST       INCOME
   ---------                                                     ---------   ----------   --------
   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I.....  4,089,074   $4,089,074    $3,242

(f) The rights may be exercised until 1/16/2003.

(g) The rights may be exercised until 1/10/2003.

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

SCHEDULE OF INVESTMENTS -- CONCLUDED
December 31, 2002
--------------------------------------------------------------------------------

* Financial futures contracts purchased as of December 31, 2002 were as follows:

   NUMBER OF
   CONTRACTS                   ISSUE       EXCHANGE  EXPIRATION DATE      VALUE
   ---------                   -----       --------  ---------------      -----
             2            Hang Seng Index   SIMEX    January 2003       $  119,089
             6            All Ordinaries     SFE     March 2003            253,817
           126            EURO             DJ EURO   March 2003          3,166,774
            35            FTSE              LIFFE    March 2003          2,203,993
            30            TOPIX             Tokyo    March 2003          2,109,632
                                                                        ----------
   TOTAL FINANCIAL FUTURES CONTRACTS PURCHASED (TOTAL CONTRACT
   PRICE - $7,972,872)                                                  $7,853,305
                                                                        ==========

**  Forward foreign exchange contracts as of December 31, 2002 were as follows:

   FOREIGN
   CURRENCY                EXPIRATION    UNREALIZED
   PURCHASED                  DATE      APPRECIATION
   ---------               ----------   ------------
       CHF  865,000       January 2003    $ 29,421
       E  2,168,000       January 2003      91,420
       L  1,145,000       January 2003      30,762
       Y144,200,000       January 2003      29,353
                                          --------
   TOTAL UNREALIZED APPRECIATION ON
   FORWARD FOREIGN EXCHANGE
   CONTRACTS - NET (US$
   COMMITMENT - $5,777,125)               $180,871
                                          ========

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2002
--------------------------------------------------------------------------------

ASSETS:
    Investments, at value (including securities loaned of
     $10,254,352) (identified cost - $187,847,548)..........               $161,988,360
    Investments held as collateral for loaned securities, at
     value..................................................                 10,759,412
    Cash on deposit for financial futures contracts.........                  2,246,172
    Unrealized appreciation on forward foreign exchange
     contracts..............................................                    180,871
    Foreign cash (Cost - $1,530,897)........................                  1,576,207
    Receivables:
      Contributions.........................................  $1,001,882
      Dividends.............................................     253,109
      Investment adviser....................................      74,443      1,332,202
      Interest..............................................       2,768
                                                              ----------
    Prepaid expenses and other assets.......................                      1,266
                                                                           ------------
        TOTAL ASSETS........................................                178,084,490
                                                                           ------------

LIABILITIES:
    Collateral on securities loaned, at value...............                 10,759,412
    Payables:
      Withdrawals...........................................     240,174
      Variation margin......................................     160,203        400,377
                                                              ----------
    Accrued expenses and other liabilities..................                    104,369
                                                                           ------------
        TOTAL LIABILITIES...................................                 11,264,158
                                                                           ------------
NET ASSETS..................................................               $166,820,332
                                                                           ============

NET ASSETS CONSIST OF:
    Investors' capital......................................               $192,559,011
    Unrealized depreciation on investments and foreign
     currency transactions - net............................                (25,738,679)
                                                                           ------------
        NET ASSETS..........................................               $166,820,332
                                                                           ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2002
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Dividends (net of $496,996 foreign withholding tax).....                 $  4,237,066
    Interest................................................                      100,081
    Securities lending - net................................                       73,306
                                                                             ------------
        TOTAL INCOME........................................                    4,410,453
                                                                             ------------
EXPENSES:
    Custodian fees..........................................  $    129,232
    Professional fees.......................................       111,541
    Accounting services.....................................        36,989
    Investment advisory fees................................        19,219
    Trustees' fees and expenses.............................         2,383
    Printing and shareholder reports........................           527
    Other...................................................         4,036
                                                              ------------
        TOTAL EXPENSES BEFORE REIMBURSEMENT.................       303,927
REIMBURSEMENT OF EXPENSES...................................      (150,080)
                                                              ------------
        TOTAL EXPENSES AFTER REIMBURSEMENT..................                      153,847
                                                                             ------------
INVESTMENT INCOME - NET.....................................                    4,256,606
                                                                             ------------
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS & FOREIGN
  CURRENCY TRANSACTIONS - NET:
    Realized gain (loss) from:
      Investments - net.....................................   (16,194,189)
      Foreign currency transactions - net...................       696,258    (15,497,931)
                                                              ------------
    Change in unrealized appreciation/depreciation on:
      Investments - net.....................................   (23,288,813)
    Foreign currency transactions - net.....................       266,025    (23,022,788)
                                                              ------------   ------------
Total realized and unrealized loss on investments and
  foreign currency transactions - net.......................                  (38,520,719)
                                                                             ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........                 $(34,264,113)
                                                                             ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    FOR THE YEAR ENDED
                                                                       DECEMBER 31,
                                                              -------------------------------
                                                                   2002             2001
                                                              --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Investment income - net.................................   $  4,256,606     $    441,463
    Realized loss on investments and foreign currency
      transactions - net....................................    (15,497,931)      (3,668,274)
    Change in unrealized appreciation/depreciation on
      investments and foreign currency transactions - net...    (23,022,788)        (878,430)
                                                               ------------     ------------
        NET DECREASE IN NET ASSETS RESULTING FROM
          OPERATIONS........................................    (34,264,113)      (4,105,241)
                                                               ------------     ------------
CAPITAL TRANSACTIONS:
    Proceeds from contributions.............................     85,092,571      203,141,807
    Fair value of withdrawals...............................     79,519,958      (19,287,925)
                                                               ------------     ------------
    INCREASE IN NET ASSETS DERIVED FROM NET CAPITAL
      CONTRIBUTIONS.........................................      5,572,613      183,853,882
                                                               ------------     ------------
NET ASSETS:
    Total increase (decrease) in net assets.................    (28,691,500)     179,748,641
    Beginning of year.......................................    195,511,832       15,763,191
                                                               ------------     ------------
    END OF YEAR.............................................   $166,820,332     $195,511,832
                                                               ============     ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following ratios have been derived from information provided in the financial statements.

                                                                                           FOR THE
                                                                                            PERIOD
                                                              FOR THE YEAR ENDED         DECEMBER 30,
                                                                 DECEMBER 31,              1999+ TO
                                                         -----------------------------   DECEMBER 31,
                                                           2002       2001      2000         1999
                                                         --------   --------   -------   ------------
TOTAL INVESTMENT RETURN**..............................  (15.81%)   (21.77%)        --          --
                                                         --------   --------   -------     -------
RATIOS TO AVERAGE NET ASSETS:
    Expenses, net of reimbursement.....................      .08%       .08%      .08%        .08%*
                                                         --------   --------   -------     -------
    Expenses...........................................      .16%       .39%     1.34%        .63%*
                                                         --------   --------   -------     -------
    Investment income - net............................     2.21%      1.20%     1.55%       2.14%*
                                                         --------   --------   -------     -------
SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands)...........  $166,820   $195,512   $15,763     $10,054
                                                         --------   --------   -------     -------
    Portfolio turnover.................................    19.52%     30.19%     5.89%        .00%
                                                         ========   ========   =======     =======

---------------

 *  Annualized.

** Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

 +  Commencement of operations.

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

NOTES TO FINANCIAL STATEMENTS
December 31, 2002
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master International Index Series (the "Series") is part of Quantitative Master Series Trust (the"Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

  A.  Valuation of Investments

     Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

  B.  Derivative Financial Instruments

     The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counter party does not perform under the contract.

  Financial Futures Contracts

     The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  Options

     The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the

--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

December 31, 2002
--------------------------------------------------------------------------------

current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

     Written and purchased options are non-income producing investments.

  Forward Foreign Exchange Contracts

     The Series is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

  Foreign Currency Options and Futures

     The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

  C.  Foreign Currency Transactions

     Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

  D.  Income Taxes

     The Series is classified as a partnership for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Accordingly, as a "pass through" entity, the Series pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

  E.  Security Transactions and Investment Income

     Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities

--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

December 31, 2002
--------------------------------------------------------------------------------

where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

  F.  Securities Lending

     The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2.   INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

     The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

     FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. FAM has entered into a contractual arrangement with the Series under which the expenses incurred by the Series will not exceed .08%. Effective January 1, 2003, the limit was increased from .08% to .12%. This arrangement expires December 31, 2003 and is renewable. FAM also reimbursed the Fund for expenses of $150,080.

     For the year ended December 31, 2002, the Series reimbursed FAM $3,694 for certain accounting services.

     Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3.   INVESTMENTS

     Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2002 were $42,697,582 and $36,357,796, respectively.

--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

NOTES TO FINANCIAL STATEMENTS -- CONCLUDED
December 31, 2002
--------------------------------------------------------------------------------

     Net realized gains (losses) for the year ended December 31, 2002 and unrealized gains (losses) as of December 31, 2002 were as follows:

                                                        REALIZED GAINS     UNREALIZED
                                                           (LOSSES)      GAINS (LOSSES)
                                                        --------------   --------------
Investments:
     Long-term........................................   $(14,698,445)    $(25,859,188)
     Short-term.......................................            (89)              --
     Financial futures contracts......................     (1,495,655)        (119,567)
                                                         ------------     ------------
Total investments.....................................    (16,194,189)     (25,978,755)
                                                         ------------     ------------
Currency transactions:
     Forward foreign exchange contracts...............        313,552          180,871
     Foreign currency transactions....................        382,706           59,205
                                                         ------------     ------------
Total currency transactions...........................        696,258          240,076
                                                         ------------     ------------
Total.................................................   $(15,497,931)    $(25,738,679)
                                                         ============     ============

     Included in long-term realized gains (losses) for the year ended December 31, 2002 are net losses of $3,344,151, resulting from an in-kind withdrawal in the amount of $10,628,060 from the Series.

     As of December 31, 2002, net unrealized depreciation for Federal income tax purposes aggregated $28,567,017, of which $8,328,004 related to appreciated securities and $36,895,021 related to depreciated securities. At December 31, 2002, the aggregate cost of investments for Federal income tax purposes was $190,555,377.

4.   SHORT-TERM BORROWINGS

     The Series, along with certain other funds managed by FAM and its affiliates, renewed and amended a credit agreement with Bank One, N.A. and certain other lenders. Effective November 29, 2002, in conjunction with the renewal for one year at the same terms, the total commitment was reduced from $1,000,000,000 to $500,000,000. The Series may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series' pro rata share of the unused portion of the facility. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or abase rate as determined by Bank One, N.A. The Series did not borrow under the credit agreement during the year ended December 31, 2002.

--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

INDEPENDENT AUDITORS' REPORT
December 31, 2002
--------------------------------------------------------------------------------

The Board of Trustees and Investors, Master International Index Series (One of the series constituting Quantitative Master Series Trust):

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master International Index Series as of December 31, 2002, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master International Index Series of Quantitative Master Series Trust as of December 31, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 20, 2003

--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES
OFFICERS AND TRUSTEES
--------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                  PORTFOLIOS IN          OTHER
                          POSITION(S)  LENGTH                                      FUND COMPLEX      DIRECTORSHIPS
NAME, ADDRESS, AND         HELD WITH   OF TIME      PRINCIPAL OCCUPATION(S)        OVERSEEN BY          HELD BY
AGE                          TRUST     SERVED         DURING PAST 5 YEARS            TRUSTEE            TRUSTEE
------------------        -----------  -------      -----------------------       --------------     -------------
INTERESTED TRUSTEE

Terry K. Glenn*            President    1999    Chairman, Americas Region since     117 Funds      None
P.O. Box 9011              and          to      2001 and Executive Vice           162 Portfolios
Princeton, NJ 08543-9011   Trustee     present  President since 1983 of Fund
Age: 62                                 and     Asset Management, L.P. ("FAM")
                                        1997    and Merrill Lynch Investment
                                        to      Managers, L.P. ("MLIM");
                                       present  President of Merrill Lynch
                                                Mutual Funds since 1999;
                                                President of FAM Distributors,
                                                Inc. ("FAMD") since 1986 and
                                                Director thereof since 1991;
                                                Executive Vice President and
                                                Director of Princeton Services,
                                                Inc. ("Princeton Services")
                                                since 1993; President of
                                                Princeton Administrators, L.P.
                                                since 1988; Director of
                                                Financial Data Services, Inc.
                                                since 1985.

* Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM act as investment advisers. Mr. Glenn is an "interested person," as described in the Investment Company Act, of each Fund based on his positions as Chairman (Americas Region) and Executive Vice President of FAM and MLIM; President of FAMD; Executive Vice President of Princeton Services; and President of Princeton Administrators, L.P. The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Trust President, Mr. Glenn serves at the pleasure of the Board of Trustees.

                                                                                    NUMBER OF
                                                                                  PORTFOLIOS IN          OTHER
                          POSITION(S)  LENGTH                                      FUND COMPLEX      DIRECTORSHIPS
NAME, ADDRESS, AND         HELD WITH   OF TIME      PRINCIPAL OCCUPATION(S)        OVERSEEN BY          HELD BY
AGE                          TRUST     SERVED*        DURING PAST 5 YEARS            TRUSTEE            TRUSTEE
------------------        -----------  -------      -----------------------       --------------     -------------
INDEPENDENT TRUSTEES

Donald W. Burton           Trustee      2002    Manager of The Burton               23 Funds       ITC DeltaCom,
P.O. Box 9095                           to      Partnership, Limited Partnership  34 Portfolios    Inc.; ITC Holding
Princeton, NJ 08543-9095               present  since 1979; Managing General                       Company, Inc.;
Age: 58                                         Partner of the South Atlantic                      Knology, Inc.;
                                                Venture Fund II and III, Limited                   MainBancorp,
                                                Partnerships and Chairman of                       N.A.; PriCare,
                                                South Atlantic Private Equity                      Inc.; Sumbion,
                                                Fund IV, Limited Partnership                       Inc.
                                                since 1983; Member of the
                                                Investment Advisory Council of
                                                the Florida State Board of
                                                Administration since 2001.

M. Colyer Crum             Trustee      2000    James R. Williston Professor of     23 Funds       Cambridge Bancorp
P.O. Box 9095                           to      Investment Management Emeritus,   34 Portfolios
Princeton, NJ 08543-9095               present  Harvard Business School since
Age: 70                                         1996.

--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES
OFFICERS AND TRUSTEES -- CONCLUDED
--------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                  PORTFOLIOS IN          OTHER
                          POSITION(S)  LENGTH                                      FUND COMPLEX      DIRECTORSHIPS
NAME, ADDRESS, AND         HELD WITH   OF TIME      PRINCIPAL OCCUPATION(S)        OVERSEEN BY          HELD BY
AGE                          TRUST     SERVED*        DURING PAST 5 YEARS            TRUSTEE            TRUSTEE
------------------        -----------  -------      -----------------------       --------------     -------------

Laurie Simon Hodrick       Trustee      2000    Professor of Finance and            23 Funds       None
P.O. Box 9095                           to      Economics, Graduate School of     34 Portfolios
Princeton, NJ 08543-9095               present  Business, Columbia University
Age: 40                                         since 1998; Associate Professor
                                                of Finance and Economics,
                                                Graduate School of Business,
                                                Columbia University from 1996 to
                                                1998.

J. Thomas Touchton         Trustee      2000    Managing Partner of The Witt        23 Funds       TECO Energy, Inc.
P.O. Box 9095                           to      Touchton Company and its          34 Portfolios
Princeton, NJ 08543-9095               present  predecessor, The Witt Co., since
Age: 63                                         1972; Trustee Emeritus of
                                                Washington and Lee University.

Fred G. Weiss              Trustee      2000    Managing Director of FGW            23 Funds       BTG International
P.O. Box 9095                           to      Associates since 1997; Vice       34 Portfolios    PLC; Watson
Princeton, NJ 08543-9095               present  President, Planning, Investment                    Pharmaceuticals,
Age: 61                                         and Development of Warner                          Inc.
                                                Lambert Co. from 1979 to 1997;
                                                Serves on the Boards of BTG
                                                International PLC and Watson
                                                Pharmaceuticals PLC.

* The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

                          POSITION(S)    LENGTH OF
NAME, ADDRESS, AND         HELD WITH       TIME
AGE                          TRUST        SERVED*            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------        ------------  -----------          -------------------------------------------
TRUST OFFICERS

Donald C. Burke           Vice          1997 to      First Vice President of FAM and MLIM since 1997 and
P.O. Box 9011             President     present and  Treasurer thereof since 1999; Senior Vice President and
Princeton, NJ 08543-9011  and           1999 to      Treasurer of Princeton Services since 1999; Vice President
Age: 42                   Treasurer     present      of FAMD since 1999; Vice President of FAM and MLIM from 1990 to 1997; Director of MLIM Taxation since 1990.

Robert C. Doll, Jr.       Senior Vice   1999 to      President and Global Chief Investment Officer of MLIM and
P.O. Box 9011             President     present      member of the Executive Management Committee of ML & Co.,
Princeton, NJ 08543-9011                             Inc. since 2001; Chief Investment Officer, Senior Vice
Age: 49                                              President and Co-Head of MLIM Americas from 1999 to 2001;
                                                     Chief Investment Officer of Oppenheimer Funds, Inc. from
                                                     1987 to 1999 and Executive Vice President from 1991 to 1999.

Richard Vella             Senior Vice   1999 to      Senior Portfolio Manager and Head of Global Index and
P.O. Box 9011             President     present      Enhanced Index products for Merrill Lynch Quantitative
Princeton, NJ 08543-9011                             Advisors since 1999; Managing Director and Head of the
Age: 46                                              Global Index and Enhanced Index business at Bankers Trust
                                                     from 1984 to 1999.

Stephen M. Benham         Secretary     2002 to      Vice President (Legal Advisory) of MLIM since 2000;
P.O. Box 9011                           present      Associate with Kirkpatrick & Lockhart LLP from 1997 to 2000.
Princeton, NJ 08543-9011
Age: 43

*   Officers of the Trust serve at the pleasure of the Board of Trustees.

--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES
OFFICERS AND TRUSTEES -- CONCLUDED
--------------------------------------------------------------------------------

     Effective January 1, 2003, J. Thomas Touchton, Trustee of Master International Index Series, retired. The Trust's Board of Trustees wishes Mr. Touchton well in his retirement.

     Further information about the Trust's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST
(Unaudited)
--------------------------------------------------------------------------------

     The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-four funds in the fund complex that includes the AMR Investment Services Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds. The Trust's Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

                            POSITION, TERM OF
                            OFFICE AND LENGTH
                              OF TIME SERVED             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS         WITH THE TRUST                      AND CURRENT DIRECTORSHIPS
---------------------       -----------------            -------------------------------------------
INTERESTED TRUSTEES
                                  TERM
                            ------------------
                            Lifetime of Trust
                              until removal,
                              resignation or
                               retirement*

William F. Quinn** (55)        Trustee and       President, AMR Investment Services, Inc. (1986-Present);
                             President since     Chairman, American Airlines Federal Credit Union
                                   1987          (1989-Present); Director, Crescent Real Estate Equities,
                                                 Inc. (1994-Present); Director, MW Pritchard, Hubble & Herr,
                                                 LLC (2001-Present); Director, Southern Methodist University
                                                 Endowment Fund Investment Committee (1996-President);
                                                 Member, Southern Methodist University Cox School of Business
                                                 Advisory Board (1999-Present); Member, New York Stock
                                                 Exchange Pension Manager Committee (1997-1998, 2000-
                                                 Present); Trustee, American AAdvantage Mileage Funds (1995-
                                                 Present); Trustee, American AAdvantage Select Funds
                                                 (1999-Present).

Alan D. Feld** (66)         Trustee since 1996   Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm)
                                                 (1960-Present); Director, Clear Channel Communications
                                                 (1984-Present); Trustee, CenterPoint Properties
                                                 (1994-Present); Trustee, American AAdvantage Mileage Funds
                                                 (1996-Present); Trustee, American AAdvantage Select Funds
                                                 (1999-Present).

NON-INTERESTED TRUSTEES
                                  TERM
                            ------------------
                            Lifetime of Trust
                              until removal,
                              resignation or
                               retirement*

Stephen D. O'Sullivan (67)  Trustee since 1987   Consultant (1994-Present); Trustee, American AAdvantage
                                                 Mileage Funds (1995-Present); Trustee, American AAdvantage
                                                 Select Funds (1999-Present).

R. Gerald Turner (57)       Trustee since 2001   President, Southern Methodist University (1995-Present);
225 Perkins Admin. Bldg.                         Director, ChemFirst (1986-Present); Director, J.C. Penney
Southern Methodist Univ.                         Company, Inc. (1996-Present); Director, California Federal
Dallas, Texas 75275                              Preferred Capital Corp. (2001-Present); Member, United Way
                                                 of Dallas Board of Directors; Member, Salvation Army of
                                                 Dallas Board of Directors; Member, Methodist Hospital
                                                 Advisory Board; Member, Knight Commission on Intercollegiate
                                                 Athletics; Member, National Association of Independent
                                                 Colleges and Universities Board of Directors; Trustee,
                                                 American AAdvantage Mileage Funds (2001-Present); Trustee,
                                                 American AAdvantage Select Funds (2001-Present).

--------------------------------------------------------------------------------

(Unaudited)
--------------------------------------------------------------------------------

                            POSITION, TERM OF
                            OFFICE AND LENGTH
                              OF TIME SERVED             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS         WITH THE TRUST                      AND CURRENT DIRECTORSHIPS
---------------------       -----------------            -------------------------------------------
NON-INTERESTED TRUSTEES (CONT.)

Kneeland Youngblood (47)    Trustee since 1996   Managing Partner, Pharos Capital Group, LLC (a private
100 Crescent Court                               equity firm) (1998-Present); Trustee, The Hockaday School
Suite 1740                                       (1997-Present); Director, Starwood Hotels and Resorts
Dallas, Texas 75201                              (2001-Present); Member, Council on Foreign Relations
                                                 (1995-Present); Director, Just For the Kids (1995-Present);
                                                 Director, L&B Realty Advisors (1998-2000); Trustee, Teachers
                                                 Retirement System of Texas (1993-1999); Director, United
                                                 States Enrichment Corporation (1993-1998), Director,
                                                 Starwood Financial Trust (1998-2001); Trustee, American
                                                 AAdvantage Mileage Funds (1996-Present); Trustee, American
                                                 AAdvantage Select Funds (1999-Present).

OFFICERS
                                  TERM
                            ------------------
                                One Year

Nancy A. Eckl (40)            VP since 1990      Vice President, Trust Investments, AMR Investment Services,
                                                 Inc. (1990-Present).

Michael W. Fields (49)        VP since 1989      Vice President, Fixed Income Investments, AMR Investment
                                                 Services, Inc. (1988-Present).

Barry Y. Greenberg (39)     VP and Assistant     Vice President, Legal and Compliance, AMR Investment
                             Secretary since     Services, Inc. (1995-Present).
                                   1995

Rebecca L. Harris (36)       Treasurer since     Vice President, Finance, AMR Investment Services, Inc.
                                   1995          (1995- Present).

John B. Roberson (44)         VP since 1989      Vice President, Director of Sales, AMR Investment Services,
                                                 Inc. (1991-Present).

Robert J. Zutz (50)          Secretary since     Partner, Kirkpatrick & Lockhart LLP (law firm).
1800 Massachusetts Ave. NW         1998
2nd Floor
Washington, D.C. 20036

---------------

* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Mr. Quinn.

** Messrs. Quinn and Feld are deemed to be "interested persons" of the Trust, as defined by the 1940 Act. Mr. Quinn is President of the Manager. Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to one or more of the Trust's investment advisers.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INDEX FUNDS

PRIVACY POLICY (Unaudited)
--------------------------------------------------------------------------------

     The American AAdvantage Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

     We may collect nonpublic personal information about you from one or more of the following sources:

     - information we receive from you on applications or other forms;

     - information about your transactions with us or our service providers; and

     - information we receive from third parties.

     We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

     We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

--------------------------------------------------------------------------------

                             [AMERICAN EAGLE LOGO]

                        [AMERICAN AADVANTAGE FUNDS LOGO]
--------------------------------------------------------------------------------

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report, and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. They will begin sending you individual copies thirty days after receiving your request.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:


                    [GRAPHIC]                                          [GRAPHIC]
                    BY E-MAIL:                                      ON THE INTERNET:
         american_aadvantage.funds@aa.com                 Visit our website at www.aafunds.com

--------------------------------------------------------------------------------


                    [GRAPHIC]                                          [GRAPHIC]
                  BY TELEPHONE:                                         BY MAIL:
               Institutional Class                             American AAdvantage Funds
               Call (800) 658-5811                              P.O. Box 619003, MD 2450
                PlanAhead Class(R)                             DFW Airport, TX 75261-9003
               Call (800) 388-3344

FUND SERVICE PROVIDERS:

 CUSTODIAN                      TRANSFER AGENT                      INDEPENDENT AUDITORS    DISTRIBUTOR
 STATE STREET BANK AND TRUST    NATIONAL FINANCIAL DATA SERVICES    ERNST & YOUNG LLP       SWS FINANCIAL SERVICES
 Boston, Massachusetts          Kansas City, Missouri               Dallas, Texas           Dallas, Texas

This report is prepared for shareholders of the American AAdvantage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------

American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds is a registered service mark of AMR Corporation. American AAdvantage Small Cap Index Fund and American AAdvantage International Equity Index Fund are service marks of AMR Investment Services, Inc.

                                   [GRAPHIC]






                                                                          526239